                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
                                                  -----------------------------
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-05309
                                  ---------------------------------------------

First American Investment Funds, Inc.
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

800 Nicollet Mall     Minneapolis, MN     55402
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

Robert H. Nelson     800 Nicollet Mall     Minneapolis, MN     55402
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code: 800-677-3863
                                                   ----------------------------

Date of fiscal year end: September 30, 2003
                        --------------------------
Date of reporting period: March 31, 2003
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.  Report to Shareholders

[GRAPHIC]

[FIRST AMERICAN FUNDS(TM) LOGO]

2003
SEMIANNUAL
REPORT

BOND FUNDS

OUR STRENGTH

WE ARE A PERFORMANCE-DRIVEN,
INDEPENDENT-STYLE FIRM, BACKED
BY THE RESOURCES AND STABILITY OF A
LEADING FINANCIAL ORGANIZATION.

OUR GOAL

SUPERIOR LONG-TERM PERFORMANCE.

OUR PLEDGE

WE TAILOR OUR APPROACH TO YOUR
INVESTMENT NEEDS AND MEASURE OUR
PERFORMANCE AGAINST YOUR GOALS.

[GRAPHIC]

FIRST AMERICAN FUNDS

ON THE COVER
OUR CORPORATE CONSTITUTION

THIS STATEMENT IS DESIGNED TO CAPTURE THE CHARACTER AND AMBITION OF OUR FIRM. WE ARE FOUNDED ON STRENGTH, FOCUSED ON OUR GOAL, AND COMMITTED TO OUR PLEDGE.

OUR IMAGE-GEORGE WASHINGTON

HIS RICH LEGACY AS PATRIOT AND LEADER IS WIDELY RECOGNIZED AS EMBODYING THE SOUND JUDGMENT, RELIABILITY, AND STRATEGIC VISION THAT ARE CENTRAL TO OUR BRAND. FASHIONED IN A STYLE REMINISCENT OF AN 18TH-CENTURY ENGRAVING, THE ILLUSTRATION CONVEYS THE SYMBOLIC STRENGTH AND VITALITY OF WASHINGTON, WHICH ARE ATTRIBUTES THAT WE VALUE AT FIRST AMERICAN FUNDS.

[SIDENOTE]

OUR FUND FAMILY
HIGHER RISK AND RETURN POTENTIAL
SECTOR FUNDS
INTERNATIONAL FUND
SMALL CAP FUNDS
MID CAP FUNDS
LARGE CAP FUNDS
GROWTH & INCOME FUNDS
INDEX FUNDS
ASSET ALLOCATION FUNDS

BOND FUNDS
     - CORE BOND
     - CORPORATE BOND
     - HIGH INCOME BOND
     - INTERMEDIATE GOVERNMENT BOND
     - INTERMEDIATE TERM BOND
     - SHORT TERM BOND
     - U.S. GOVERNMENT MORTGAGE

TAX FREE BOND FUNDS
MONEY MARKET FUNDS

LOWER RISK AND RETURN POTENTIAL

FUND CATEGORIES ARE PRESENTED ACCORDING TO RISK
AND RETURN POTENTIAL. FUNDS WITHIN EACH CATEGORY
ARE LISTED IN ALPHABETICAL ORDER.




MUTUAL FUND INVESTING INVOLVES RISK; PRINCIPAL LOSS IS POSSIBLE.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

FIRST AMERICAN FUNDS ONLINE

@ firstamericanfunds.com
Visit the First American Funds website for useful information on each of our funds, including fund prices, performance, fund management bios, dividends, and downloadable fact sheets. You'll also find college and retirement planning tools and general investor education.

[GRAPHIC]

ONLINE FEATURES AND FUNCTIONALITY INCLUDE:

- The ability to deepen your understanding of the fund family by learning about the full range of investment choices available to you through First American Funds

- The ability to educate yourself through market and investment strategy commentaries

We stand behind our commitment to serve you with excellence. For more information, call First American Funds Investor Services at 800.677.FUND or visit firstamericanfunds.com.

[SIDENOTE]
TABLE OF CONTENTS

Schedule of Investments                 2

Statements of Assets and Liabilities   32

Statements of Operations               34

Statements of Changes in Net Assets    36

Financial Highlights                   38

Notes to Financial Statements          44

SCHEDULE OF INVESTMENTS     March 31, 2003 (unaudited)

CORE BOND FUND

DESCRIPTION                        PAR (000)          VALUE (000)
-----------------------------------------------------------------
CORPORATE BONDS - 31.9%
CONSUMER GOODS - 1.1%
Bristol-Myers Squibb
   5.750%, 10/01/11                $   5,000          $    5,371
General Mills
   6.000%, 02/15/12                   14,335              15,759
Unilever Capital
   5.900%, 11/15/32                    5,250               5,457
                                                      ----------
                                                          26,587
                                                      ----------
ENERGY - 1.6%
Amerada Hess
   6.650%, 08/15/11                    8,200               8,899
ConocoPhillips
   3.625%, 10/15/07 (A)                8,400               8,549
Consolidated Natural Gas
   7.250%, 10/01/04                    4,070               4,348
Kinder Morgan Energy Partners
   7.300%, 08/15/33                    9,605              10,638
Valero Energy
   6.875%, 04/15/12 (A)                6,300               6,766
                                                      ----------
                                                          39,200
                                                      ----------
FINANCE - 13.9%
Aetna Services
   6.750%, 09/15/13                    4,525               5,011
Associated P&C Holdings
   6.750%, 07/15/03 (B)                4,895               4,951
Bank of America
   7.125%, 09/15/06                    7,000               7,997
BankBoston
   6.375%, 04/15/08                    8,350               9,263
Boeing Capital
   5.800%, 01/15/13 (A)                7,760               7,690
Citigroup
   5.625%, 08/27/12 (A)               20,000              21,359
Core Investment Grade Trust
   4.727%, 11/30/07 (A)               20,215              20,585
Countrywide Home Loans, Series K
   4.250%, 12/19/07 (A)               12,690              13,017
Credit Suisse First Boston
   5.875%, 08/01/06                    7,000               7,543
Donaldson Lufkin Jenrette
   6.875%, 11/01/05                    1,000               1,101
Dresdner Bank
   7.250%, 09/15/15                    8,052               8,618
ERAC USA Finance
   7.350%, 06/15/08 (B)                7,000               7,895
First National Bank of Chicago
   8.080%, 01/05/18                    1,500               1,841
Ford Motor Credit
   6.875%, 02/01/06                    6,000               5,907
   5.800%, 01/12/09                   20,560              18,218
GE Global Insurance
   7.750%, 06/15/30                    7,000               8,015
General Motors Acceptance
   6.125%, 08/28/07 (A)               20,750              21,121
   6.875%, 09/15/11                    2,000               1,972
Goldman Sachs
   5.500%, 11/15/14                    8,550               8,838
Household Finance
   4.625%, 01/15/08                   23,000              23,662
HSBC Bank
   6.950%, 03/15/11                $   2,025          $    2,361
International Lease Finance
   5.750%, 02/15/07                    4,560               4,795
 Series G
   8.150%, 10/01/04                      800                 863
J.P. Morgan Chase
   5.750%, 01/02/13                   13,500              14,144
John Deere Capital
   7.000%, 03/15/12                   10,250              11,882
Lehman Brothers Holdings
   6.625%, 01/18/12                   10,000              11,211
MBNA America Bank
   6.625%, 06/15/12 (A) (B)            9,000               9,431
Merrill Lynch
   5.880%, 01/15/04                    6,000               6,192
   6.875%, 11/15/18                    3,125               3,541
 Series B
   2.470%, 03/10/06                    7,000               6,887
Morgan Stanley
   6.799%, 06/15/12 (B)                7,500               8,292
   5.300%, 03/01/13 (A)               10,550              10,752
National Rural Utilities
   5.750%, 08/28/09 (A)                5,300               5,699
   7.250%, 03/01/12                    3,250               3,770
Newcourt Credit Group, Series B
   6.875%, 02/16/05                    7,490               7,920
Norwest
   6.550%, 12/01/06                    5,000               5,657
Salomon
   7.000%, 06/15/03                    6,300               6,371
Washington Mutual Bank
   5.500%, 01/15/13 (A)                4,110               4,325
Westdeutsche Landesbank
   6.050%, 01/15/09                    6,200               6,871
                                                      ----------
                                                         335,568
                                                      ----------
MANUFACTURING - 3.2%
Aluminum Company of America
   5.375%, 01/15/13                    4,000               4,187
Bombardier
   6.750%, 05/01/12 (A) (B)            3,250               2,470
Centex
   7.500%, 01/15/12                    5,445               6,162
DaimlerChrysler
   4.750%, 01/15/08                   15,500              15,646
Dow Chemical
   6.000%, 10/01/12                    8,200               8,366
Ford Motor
   7.450%, 07/16/31                    3,250               2,538
General Motors
   8.875%, 05/15/03                    2,000               2,011
Honeywell International
   7.000%, 03/15/07                    5,000               5,653
Raytheon
   6.150%, 11/01/08                   17,800              19,327
Weyerhaeuser
   6.750%, 03/15/12 (A)               10,250              11,244
                                                      ----------
                                                          77,604
                                                      ----------

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                        PAR (000)          VALUE (000)
-----------------------------------------------------------------
REAL ESTATE - 0.9%
Boston Properties (REIT)
   6.250%, 01/15/13 (B)             $  6,000             $ 6,280
EOP Operating
   6.750%, 02/15/08                    6,000               6,650
Security Capital Group
   7.750%, 11/15/03                    2,850               2,965
Simon Property Group (REIT)
   7.750%, 01/20/11                    6,000               6,907
                                                      ----------
                                                          22,802
                                                      ----------
SERVICES - 3.2%
AOL Time Warner
   6.875%, 05/01/12                   14,300              15,195
AT&T Broadband
   8.375%, 03/15/13                   14,775              17,410
Duty Free International
   7.000%, 01/15/04 (C) (D)            6,800               3,400
Kroger
   6.750%, 04/15/12                   14,650              16,224
UnitedHealth Group
   6.600%, 12/01/03                   10,000              10,336
Wyeth
   5.250%, 03/15/13                   15,300              15,715
                                                      ----------
                                                          78,280
                                                      ----------
TRANSPORTATION - 1.0%
America West Airlines, Series 99-1
   7.930%, 01/02/19                    2,660               2,713
Continental Airlines, Series 99-2
   7.056%, 09/15/09                    5,365               4,335
CSX, Series C
   5.850%, 12/01/03                    7,600               7,797
Northwest Airlines, Series 991A
   6.810%, 02/01/20                    3,976               2,982
Southwest Airlines, Series 2001-1, Class A-1
   5.100%, 05/01/06                    5,124               5,451
                                                      ----------
                                                          23,278
                                                      ----------
UTILITIES - 6.4%
Appalachian Power, Series E
   4.800%, 06/15/05                    3,000               3,098
AT&T
   7.000%, 11/15/06 (A)               13,800              14,542
   6.500%, 03/15/13                    2,000               1,968
AT&T Wireless Services
   7.875%, 03/01/11                    3,050               3,325
   8.125%, 05/01/12                    2,000               2,180
British Telecom
   8.375%, 12/15/10                    8,250               9,969
Conectiv, Series A
   6.730%, 06/01/06                    5,856               6,232
Constellation Energy
   7.000%, 04/01/12                    6,030               6,714
Deutsche Telecom
   7.750%, 06/15/05                      500                 550
   8.000%, 06/15/10                    6,200               7,244
FPL Group Capital
   7.625%, 09/15/06                    3,000               3,404
France Telecom
   9.250%, 03/01/11 (A) (E)            7,960               9,536
GTE North, Series A, Callable 04/01/03 @ 104
   9.600%, 01/01/21                    2,500               2,612
Northern State Power - Minnesota, Series B
   8.000%, 08/28/12 (A)            $  10,825            $ 13,268
Oncor Electric Delivery
   6.375%, 01/15/15 (B)                8,000               8,715
PSEG Power
   6.950%, 06/01/12 (A)                5,500               6,080
PSI Energy
   7.850%, 10/15/07                    9,100               9,990
Southern Capital Funding, Series A
   5.300%, 02/01/07                    7,980               8,476
Sprint
   9.000%, 10/15/19                    1,750               1,680
Sprint Capital
   6.125%, 11/15/08                    9,350               9,303
   8.375%, 03/15/12 (A)                2,600               2,756
Verizon Global Funding
   7.250%, 12/01/10                   10,500              12,153
   7.750%, 12/01/30 (A)                5,000               5,992
Verizon Wireless
   5.375%, 12/15/06                    3,300               3,516
                                                      ----------
                                                         153,303
                                                      ----------
YANKEE - 0.6%
Pemex Project
   9.125%, 10/13/10                   11,995              13,914
                                                      ----------
TOTAL CORPORATE BONDS
   (Cost $748,092)                                       770,536
                                                      ----------
U.S. GOVERNMENT AGENCY
   MORTGAGE-BACKED SECURITIES - 30.4%
ADJUSTABLE RATE (G) - 0.0%
GNMA Pool
   7.750%, 08/20/23, #8259                 7                   8
                                                      ----------
FIXED RATE - 30.4%
FHLMC Gold Pool
   6.500%, 05/01/17, #G11272 (A)      16,455              17,375
   6.500%, 01/01/28, #G00876 (A)       9,178               9,614
   6.500%, 09/01/28, #C14872          13,167              13,768
   6.500%, 12/01/28, #C00689 (A)      11,244              11,757
   6.500%, 04/01/29, #C00742           6,683               6,980
   6.500%, 01/01/30, #C55738 (A)       5,893               6,154
   6.500%, 11/01/30, #G01149 (A)       1,566               1,636
   6.500%, 02/01/31, #C47895 (A)         624                 651
   6.500%, 03/01/31, #G01244          18,610              19,459
   6.500%, 05/01/31, #C51020           7,971               8,312
FHLMC Gold Pool TBA
   6.500%, 11/01/28, #C00676 (F)      16,196              16,935
FHLMC Pool
   7.500%, 04/01/07, #140151              17                  18
FNMA Pool
   7.750%, 06/01/08, #001464              32                  34
   6.255%, 09/01/13, #360500           6,500               7,272
   5.500%, 02/01/14, #440780 (A)      14,352              15,020
   7.000%, 02/01/15, #535206 (A)       3,513               3,766
   7.000%, 08/01/16, #591038 (A)       8,332               8,889
   5.500%, 12/01/17, #673010 (A)      23,445              24,332
   6.000%, 12/01/17, #254547 (A)      19,881              20,807
   6.000%, 10/01/22, #254513 (A)      22,946              23,928
   7.000%, 04/01/26, #340798           3,459               3,666
   7.000%, 05/01/26, #250551           2,873               3,045
   6.500%, 05/01/28, #415794           4,825               5,047
   6.000%, 12/01/28, #456276 (A)       8,174               8,496
   6.500%, 02/01/29, #252255 (A)      12,474              13,047
   6.500%, 03/01/29, #490758          10,050              10,512

DESCRIPTION                        PAR (000)          VALUE (000)
-----------------------------------------------------------------
   6.000%, 05/01/29, #323715 (A)      11,041        $     11,475
   6.500%, 07/01/29, #252570 (A)       7,372               7,702
   6.500%, 08/01/29, #252645              54                  57
   6.000%, 12/01/29, #545061 (A)      18,181              18,897
   6.500%, 05/01/30, #535300 (A)       5,294               5,531
   6.500%, 02/01/31, #568895             618                 645
   6.000%, 05/01/31, #511797 (A)       7,721               8,008
   7.000%, 07/01/32, #254379 (A)      21,664              22,835
   7.000%, 07/01/32, #545813          10,971              11,564
   7.000%, 07/01/32, #545815 (A)       7,962               8,392
   6.500%, 08/01/32, #658822 (A)      15,954              16,642
   6.500%, 09/01/32, #656918 (A)      26,547              27,691
   6.000%, 10/01/32, #661581 (A)      12,146              12,591
   6.500%, 12/01/32, #669168 (A)      13,675              14,265
   6.000%, 01/01/33, #676647 (A)      24,390              25,282
   6.000%, 03/01/33, #688330          19,983              20,714
   5.500%, 04/01/33, #694605 (A)      25,000              25,523
FNMA TBA
   5.000%, 04/01/18 (F)               41,000              42,115
   4.500%, 05/01/18 (F)               25,000              25,211
   6.500%, 06/01/30 (F)               29,000              30,251
   6.500%, 06/01/30 (F)               15,000              15,647
   5.500%, 11/01/32 (F)               30,000              30,637
   5.500%, 04/01/33 (F)               15,000              15,314
GNMA Pool
   9.000%, 09/15/08, #025091              11                  12
   9.000%, 09/15/08, #026734               6                   6
   9.000%, 11/15/08, #023548              17                  19
   9.000%, 12/15/08, #026268              13                  14
   6.500%, 04/15/29, #487110 (A)       9,497              10,001
   7.500%, 11/15/30, #537699 (A)       6,324               6,760
   6.000%, 03/15/31, #541302 (A)       2,597               2,716
   6.000%, 03/15/31, #541306           1,535               1,605
   6.000%, 03/15/31, #554675 (A)       3,323               3,475
   6.500%, 05/15/32, #587673 (A)       9,672              10,162
   6.500%, 08/15/32, #590376          14,181              14,895
GNMA Pool TBA
   6.000%, 03/15/33, #603520 (F)      25,000              26,078
                                                      ----------
                                                         733,252
                                                      ----------
TOTAL U.S. GOVERNMENT AGENCY
   MORTGAGE-BACKED SECURITIES
   (Cost $721,549)                                       733,260
                                                      ----------
U.S. GOVERNMENT & AGENCY SECURITIES - 19.8%
U.S. AGENCY DEBENTURES - 9.0%
FHLB
   4.470%, 11/15/06                       75                  78
   7.000%, 06/29/09                      700                 743
   7.000%, 08/19/09                      500                 533
FHLMC
   3.750%, 04/15/04 (A)               20,500              21,047
   5.000%, 05/15/04 (A)               23,000              23,938
   4.250%, 06/15/05 (A)               14,500              15,288
   2.875%, 09/26/05 (A)               14,000              14,084
FNMA
   3.250%, 11/14/05 (A)               13,000              13,125
   2.750%, 12/16/05 (A)               12,160              12,252
   4.250%, 07/15/07 (A)               29,000              30,664
   6.250%, 02/01/11 (A)               16,000              17,952
   5.000%, 11/17/11 (A)               16,200              16,726
   5.250%, 08/01/12                   32,000              33,410
   6.625%, 11/15/30 (A)               15,000              17,730
                                                      ----------
                                                         217,570
                                                      ----------
U.S. TREASURIES - 10.8%
U.S. Treasury Bonds
   8.000%, 11/15/21 (A)           $   29,123          $   40,581
   6.000%, 02/15/26                   32,250              36,961
   5.375%, 02/15/31 (A)               44,695              48,369
U.S. Treasury Notes
   3.250%, 12/31/03 (A)               20,000              20,325
   5.875%, 02/15/04 (A)                  400                 417
   7.250%, 08/15/04 (A)                  200                 216
   7.875%, 11/15/04 (A)                  800                 883
   1.750%, 12/31/04 (A)               13,500              13,580
   1.500%, 02/28/05 (A)               14,975              14,989
   6.500%, 05/15/05 (A)                  200                 221
   6.500%, 08/15/05 (A)                  500                 556
   5.625%, 02/15/06 (A)                1,000               1,104
   6.875%, 05/15/06                      500                 572
   3.000%, 02/15/08 (A)               15,260              15,441
   3.875%, 02/15/13 (A)               35,919              36,076
U.S. Treasury Notes (TIPS)
   3.625%, 01/15/08 (A)               15,181              16,989
   3.875%, 04/15/29 (A)                9,394              11,542
                                                      ----------
                                                         258,822
                                                      ----------
TOTAL U.S. GOVERNMENT & AGENCY SECURITIES
   (Cost $465,590)                                       476,392
                                                      ----------
ASSET-BACKED SECURITIES - 7.3%
AUTOMOBILES - 3.1%
Capital One Auto Finance Trust
 Series 2001-A, Class A4
   5.400%, 05/15/08                   10,000              10,615
Chase Manhattan Auto Owner Trust
 Series 2002-B, Class A4
   4.210%, 01/15/09                   10,000              10,441
DaimlerChrysler Auto Trust
 Series 2000-C, Class A3
   6.820%, 09/06/04                    2,463               2,477
WFS Financial Owner Trust
 Series 2003-1, Class A3
   2.030%, 08/20/07                   14,750              14,820
Whole Auto Loan Trust
 Series 2002-1, Class A3
   2.600%, 08/15/06                   21,790              22,138
World Omni Auto Receivables Trust
 Series 2001-B, Class A4
   4.490%, 08/20/08                   13,000              13,583
                                                      ----------
                                                          74,074
                                                      ----------
COMMERCIAL - 1.7%
Asset Securitization
 Series 1996-MD6, Class A1B
   6.880%, 11/13/29                   18,600              19,103
Bank of America - First Union NB Commercial
 Mortgages, Series 2001-3, Class A1
   4.890%, 04/11/37                    9,425               9,824
Merrill Lynch Mortgage Investors
 Series 1995-C3, Class A3
   8.854%, 12/26/25 (G)                4,283               4,465
Morgan Stanley Capital Investments
 Series 1999-FNV1, Class A1
   6.120%, 03/15/31                    8,172               8,811
                                                      ----------
                                                          42,203
                                                      ----------

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                        PAR (000)          VALUE (000)
-----------------------------------------------------------------
CREDIT CARDS - 1.8%
Citibank Credit Card Issuance Trust
 Series 2003-A2, Class A2
   2.700%, 01/15/08               $   10,575          $   10,697
 Series 2003-A3, Class A3
   3.100%, 03/10/10                    5,900               5,852
Citibank Credit Card Master Trust I
 Series 1997-6, Class A
   0.000%, 08/15/06 (H)                8,800               8,599
Discover Card Master Trust
 Series 2001-5, Class A
   5.300%, 11/16/06                    7,000               7,304
Sears Credit Account Master Trust
 Series 1995-5, Class A
   6.050%, 01/15/08                      699                 714
 Series 2000-1, Class A
   7.250%, 11/15/07                   10,000              10,188
                                                      ----------
                                                          43,354
                                                      ----------
HOME EQUITY - 0.6%
Aames Mortgage Trust
 Series 1997-B, Class A6
   6.920%, 06/15/27                    2,855               2,861
Amresco Residential Security Mortgage
 Series 1997-3, Class A9
   6.960%, 03/25/27                    5,411               5,462
Contimortgage Home Equity Loan Trust
 Series 1998-1, Class A6
   6.580%, 12/15/18                      585                 595
 Series 1997-5, Class A5
   6.630%, 12/15/20                      736                 750
 Series 1997-3, Class A8
   7.580%, 08/15/28                    2,792               2,952
Delta Home Equity Loan Trust
 Series 1997-3 Class A6F
   6.860%, 10/25/28                    1,033               1,064
Green Tree Home Equity Loan Trust
 Series 1998-C, Class A6
   6.290%, 07/15/29                      154                 154
                                                      ----------
                                                          13,838
                                                      ----------
MANUFACTURED HOUSING - 0.1%
Green Tree Financial
 Series 1993-4, Class A4
   6.600%, 01/15/19                    2,479               2,498
                                                      ----------
TRANSPORTATION - 0.0%
Northwest Airlines
 Series 1997-1, Class 1C
   7.039%, 07/02/08                      539                 383
                                                      ----------
TOTAL ASSET-BACKED SECURITIES
   (Cost $171,880)                                       176,350
                                                      ----------
CMO - PRIVATE MORTGAGE-BACKED SECURITIES - 5.0%
FIXED RATE - 5.0%
GE Capital Mortgage Services
 Series 1994-17, Class A6
   7.000%, 05/25/24                    7,000               7,175
 Series 1994-17, Class A7
   7.000%, 05/25/24                    5,179               5,525
Greenwich Capital Commercial Funding
 Series 2002-C1, Class A4
   4.948%, 01/11/35                   15,000              15,383
Nomura Asset Securities
 Series 1998-D6, Class A1B
   6.590%, 03/15/30                   12,400              14,079
Wachovia Bank Commercial Mortgage Trust
 Series 2002-C1, Class A4
   6.287%, 04/15/34               $   11,365          $   12,712
Washington Mutual
 Series 1999-WM2, Class 2A
   7.000%, 11/19/14                    2,199               2,260
 Series 2001-AR6, Class A5
   5.603%, 01/26/32                   16,500              16,654
 Series 2002-AR4, Class A7
   5.598%, 04/25/32                   15,000              15,176
Wells Fargo Mortgage Backed Securities Trust
 Series 2003-D, Class A1
   4.931%, 02/25/33                   31,371              32,206
Westam Mortgage Financial
 Series 11, Class A
   6.360%, 08/29/20                      348                 369
                                                      ----------
TOTAL CMO - PRIVATE MORTGAGE-BACKED SECURITIES
   (Cost $118,842)                                       121,539
                                                      ----------
CMO - U.S. GOVERNMENT AGENCY
   MORTGAGE-BACKED SECURITIES - 3.4%
FIXED RATE - 2.7%
FHLMC REMIC
 Series T-47, Class A2
   1.650%, 08/27/05                   15,000              15,002
 Series 1998-M1, Class A2
   6.250%, 01/25/08                    7,090               7,737
 Series 6, Class C
   9.050%, 06/15/19                      119                 130
 Series 1022, Class J
   6.000%, 12/15/20                      166                 169
 Series 162, Class F
   7.000%, 05/15/21                      521                 542
 Series 188, Class H
   7.000%, 09/15/21                    1,133               1,175
 Series 1201, Class E
   7.400%, 12/15/21                       13                  13
 Series 1790, Class A
   7.000%, 04/15/22                      458                 474
 Series 1723, Class PJ
   7.000%, 02/15/24 (A)                7,133               7,684
 Series 1699, Class TD
   6.000%, 03/15/24 (A)               10,000              10,652
FNMA REMIC
 Series 1988-24, Class G
   7.000%, 10/25/18                      250                 268
 Series 1989-44, Class H
   9.000%, 07/25/19                      198                 221
 Series 1989-90, Class E
   8.700%, 12/25/19                       43                  46
 Series 1990-30, Class E
   6.500%, 03/25/20                      188                 197
 Series 1990-61, Class H
   7.000%, 06/25/20                      181                 194
 Series 1990-72, Class B
   9.000%, 07/25/20                      123                 137
 Series 1990-102, Class J
   6.500%, 08/25/20                      164                 173
 Series 1990-105, Class J
   6.500%, 09/25/20 (A)                1,656               1,773
 Series 1991-56, Class M
   6.750%, 06/25/21                      667                 706
 Series 1992-120, Class C
   6.500%, 07/25/22                      284                 298

DESCRIPTION                       PAR (000)/SHARES    VALUE (000)
-----------------------------------------------------------------
Series 1991-1, Class PG
   6.500%, 04/25/28 (A)           $   15,343        $     16,271
                                                      ----------
                                                          63,862
                                                      ----------
Z-BONDS (I) - 0.7%
FHLMC REMIC
 Series 1118, Class Z
   8.250%, 07/15/21                      343                 365
 Series 1677, Class Z
   7.500%, 07/15/23 (A) (G)            5,916               6,802
FNMA REMIC
 Series 1991-134, Class Z
   7.000%, 10/25/21 (A)                1,245               1,326
 Series 1996-35, Class Z
   7.000%, 07/25/26 (A)                8,654               9,298
                                                      ----------
                                                          17,791
                                                      ----------
TOTAL CMO - U.S. GOVERNMENT AGENCY
   MORTGAGE-BACKED SECURITIES
   (Cost $74,699)                                         81,653
                                                      ----------
COMMERCIAL PAPER - 1.7%
Corporate Asset Funding
   1.250%, 04/09/03                   40,000              39,989
                                                      ----------
TOTAL COMMERCIAL PAPER
   (Cost $39,989)                                         39,989
                                                      ----------
RELATED PARTY MONEY MARKET FUND - 8.1%
First American Prime
 Obligations Fund, Class Y (J)   195,473,321             195,473
                                                      ----------
TOTAL RELATED PARTY MONEY MARKET FUND
   (Cost $195,473)                                       195,473
                                                      ----------
INVESTMENTS PURCHASED WITH CASH PROCEEDS
   FROM SECURITIES LENDING - 39.4%
COMMERCIAL PAPER - 5.6%
CS First Boston
   1.638%, 12/01/03                   16,669              16,669
Danske Bank
   1.508%, 12/22/03                   16,669              16,669
Goldman Sachs
   1.518%, 08/28/03                   21,670              21,670
Morgan Stanley
   1.518%, 06/17/03                    8,334               8,334
   1.518%, 07/08/03                    6,001               6,001
   1.518%, 09/22/03                    8,334               8,334
Orchard Park
   1.475%, 01/06/04                   16,669              16,669
UBS Financial
   1.390%, 04/01/03                   41,666              41,666
                                                      ----------
TOTAL COMMERCIAL PAPER                                   136,012
                                                      ----------
CORPORATE OBLIGATIONS - 4.3%
CS First Boston
   1.760%, 04/11/03                   16,669              16,669
Deutsche Bank
   1.470%, 04/11/03                    8,334               8,334
   1.580%, 12/11/03                    6,668               6,668
General Electric Capital Corporation
   1.355%, 07/09/07                    8,334               8,334
Merrill Lynch
   1.538%, 05/05/03                   14,169              14,169
Monet Trust
   1.360%, 12/28/03                   16,669              16,669
SMM Trust 2002-M
   1.450%, 09/23/03               $   16,669        $     16,669
URI Trust
   1.460%, 09/18/03                   16,669              16,669
                                                      ----------
TOTAL CORPORATE OBLIGATIONS                              104,181
                                                      ----------
MONEY MARKET FUNDS - 3.7%
AIM Liquid Assets Portfolio       28,337,105              28,337
Dreyfus Cash Manage Plus Fund      1,666,889               1,667
Evergreen Institutional Money
 Market Fund                       5,834,110               5,834
HSBC Investor Money Market
 Fund - Class I                    5,000,666               5,001
Merrill Lynch Premier
Institutional Fund                32,285,158              32,285
Merrimac Cash Series Fund          5,000,666               5,001
One Group Institutional Prime
 Money Market Fund                10,001,331              10,001
Reserve Primary Fund                 833,444                 833
                                                      ----------
TOTAL MONEY MARKET FUNDS                                  88,959
                                                      ----------
OTHER SHORT-TERM INVESTMENTS - 3.6%
Allied Irish Bank
   1.340%, 05/09/03                    8,334               8,334
   1.330%, 06/02/03                   16,669              16,669
Commonwealth Life
   1.678%, 04/01/03                    8,416               8,416
General Electric Capital Assurance
   1.370%, 12/19/03                    3,334               3,334
Premium Asset Trust 02-7
   1.060%, 08/23/03                   10,618              10,618
Security Life Denver
   1.381%, 01/13/04                   16,669              16,669
   1.490%, 03/15/04                   21,670              21,670
                                                      ----------
TOTAL OTHER SHORT-TERM INVESTMENTS                        85,710
                                                      ----------
REPURCHASE AGREEMENTS - 22.2%
Bear Stearns
   1.420%, 04/10/03                   33,338              33,338
CS First Boston
   1.370%, 04/01/03                   33,338              33,338
   1.380%, 04/01/03                    5,167               5,167
   1.380%, 04/01/03                   41,672              41,672
Goldman Sachs
   1.520%, 04/01/03                   25,003              25,003
   1.420%, 04/07/03                   16,669              16,669
   1.360%, 06/10/03                    8,334               8,334
   1.400%, 06/11/03                    8,334               8,334
Greenwich Capital Markets
   1.430%, 04/01/03                   50,007              50,007
Lehman Brothers
   1.560%, 04/01/03                   16,669              16,669
   1.640%, 04/01/03                   12,502              12,502
   1.640%, 04/01/03                   54,174              54,174
Merrill Lynch
   1.360%, 04/01/03                   20,836              20,836
   1.500%, 04/01/03                   50,007              50,007
   1.560%, 04/01/03                   25,003              25,003
   1.560%, 04/01/03                   33,338              33,338
Morgan Stanley
   1.470%, 04/01/03                   25,003              25,003
   1.510%, 04/01/03                   51,840              51,840
Salomon Smith Barney
   1.540%, 04/01/03                   25,003              25,003
                                                      ----------
TOTAL REPURCHASE AGREEMENTS                              536,237
                                                      ----------

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                           VALUE (000)
-----------------------------------------------------------------
TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS
 FROM SECURITIES LENDING
  (Cost $951,099)                                      $ 951,099
                                                      ----------
TOTAL INVESTMENTS - 147.0%
  (Cost $3,487,213)                                    3,546,291
                                                      ----------
OTHER ASSETS AND LIABILITIES, NET - (47.0)%           (1,133,471)
                                                      ----------
TOTAL NET ASSETS - 100.0%                             $2,412,820
                                                      ----------

(A) This security or a portion of this security is out on loan at March 31, 2003. Total loaned securities had a value of $933,552,922 at March 31, 2003. See note 2 in Notes to Financial Statements.

(B) Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the Funds' board of directors. As of March 31, 2003, the value of these investments was $48,032,882 or 2.0% of total net assets.

(C) Securities considered illiquid or restricted. See note 2 in Notes to Financial Statements.

(D) Security valued at fair value under guidelines established and approved by the Funds' board of directors. Total fair valued securities had a value of $3,400,000, which represents 0.1% of total net assets at March 31, 2003. See note 2 in Notes to Financial Statements.

(E) Delayed Interest (Step-Bonds) - Represents securities that remain zero-coupon securities until a predetermined date at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Interest rate shown represents current yield at March 31, 2003, based upon the estimated timing and amount of future interest and principal payments.

(F) On March 31, 2003, the total cost of investments purchased on a when-issued basis was $201,831,993.

(G) Variable Rate Security - The rate shown is the rate in effect as of March 31, 2003.

(H)  Principal only.

(I) Z-Bonds - Represents securities that pay no interest or principal during their accrual periods, but accrue additional principal at specified rates. Interest rate shown represents current yield based upon the cost basis and estimated future cash flows.

(J) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements.

CMO - Collateralized Mortgage Obligation

FHLB - Federal Loan Home Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

TBA - To Be Announced

TIPS - Treasury Inflation Protection Security

CORPORATE BOND FUND

DESCRIPTION                        PAR (000)          VALUE (000)
-----------------------------------------------------------------
CORPORATE BONDS - 92.6%
CONSUMER GOODS - 2.8% General Mills
   6.000%, 02/15/12                  $ 1,950             $ 2,144
Tyson Foods
   8.250%, 10/01/11                    1,500               1,660
Unilever Capital
   5.900%, 11/15/32                    1,500               1,559
UST
   6.625%, 07/15/12                    2,000               2,211
                                                      ----------
                                                           7,574
                                                      ----------
ENERGY - 4.5%
Amerada Hess
   7.875%, 10/01/29                    1,970               2,186
ConocoPhillips
   3.625%, 10/15/07 (A)                1,500               1,527
El Paso Energy
   7.800%, 08/01/31                    1,500               1,072
Kinder Morgan Energy Partners
   7.300%, 08/15/33                    1,000               1,107
Ocean Energy
   4.375%, 10/01/07                    1,990               2,049
Schlumberger Technology
   6.500%, 04/15/12 (B)                1,485               1,680
Valero Energy
   6.875%, 04/15/12 (A)                1,500               1,611
Williams
   7.750%, 06/15/31 (A)                  990                 762
                                                      ----------
                                                          11,994
                                                      ----------
FINANCE - 33.4%
Abbey National Capital Trust,
 Callable 06/30/30 @ 100
   8.963%, 12/29/49 (A) (C)              980               1,230
BankBoston
   6.375%, 04/15/08                    2,000               2,219
Bear Stearns
   7.800%, 08/15/07                    1,950               2,292
Boeing Capital
   5.800%, 01/15/13 (A)                1,485               1,472
Capital One Bank
   6.700%, 05/15/08                    1,500               1,447
CIT
   7.750%, 04/02/12 (A)                  985               1,088
Core Investment Grade Trust
   4.727%, 11/30/07                    3,475               3,539
Countrywide Home Loans, Series K
   4.250%, 12/19/07 (A)                2,000               2,052
Credit Suisse First Boston
   5.875%, 08/01/06 (A)                3,000               3,233
Dresdner Bank
   7.250%, 09/15/15                    1,725               1,846
ERAC USA Finance
   7.350%, 06/15/08 (B)                1,500               1,692
Ford Motor Credit
   6.700%, 07/16/04 (A)                2,500               2,533
   6.500%, 01/25/07 (A)                3,000               2,903
   7.250%, 10/25/11 (A)                2,975               2,698
GATX Capital
   8.250%, 09/01/03                    1,500               1,498
GE Global Insurance
   7.750%, 06/15/30                    1,240               1,420

DESCRIPTION                        PAR (000)          VALUE (000)
-----------------------------------------------------------------
General Motors Acceptance
   6.125%, 08/28/07 (A)              $ 4,500            $  4,580
   6.875%, 09/15/11 (A)                4,000               3,943
Goldman Sachs
   5.500%, 11/15/14                    1,775               1,835
Household Finance
   4.625%, 01/15/08                    3,350               3,446
   7.000%, 05/15/12 (A)                1,500               1,703
HSBC Capital Funding,
 Callable 06/30/10 @ 100
   9.547%, 12/31/49 (A) (B)            1,190               1,482
ING Capital Funding Trust III,
 Callable 12/31/10 @ 100
   8.439%, 12/31/10                    1,500               1,756
J.P. Morgan Chase
   5.750%, 01/02/13 (A)                3,600               3,772
Key Bank
   7.000%, 02/01/11                    1,830               2,108
Lehman Brothers Holdings
   4.000%, 01/22/08 (A)                2,550               2,605
MBNA America Bank
   6.625%, 06/15/12 (A) (B)            2,500               2,620
Merrill Lynch, Series B
   2.470%, 03/10/06                    1,950               1,919
Morgan Stanley
   6.100%, 04/15/06                    1,975               2,161
   6.600%, 04/01/12                    2,475               2,753
NB Capital Trust IV,
 Callable 04/15/17 @ 103.85
   8.250%, 04/15/27                    2,100               2,421
Newcourt Credit Group, Series B
   6.875%, 02/16/05                    2,475               2,617
Ohio National Life Insurance
   8.875%, 07/15/04 (B)                2,000               2,164
Royal Bank of Scotland,
 Callable 09/30/31 @ 100
   7.648%, 09/30/31 (A) (C)            2,000               2,364
SOC General Real Estate,
 Callable 09/30/07 @ 100
   7.640%, 12/29/49 (B) (C)            1,465               1,635
Sovereign Bancorp
   10.500%, 11/15/06                   1,000               1,172
Washington Mutual Finance
   6.250%, 05/15/06 (A)                2,475               2,727
Wells Fargo,
 Callable 12/15/06 @ 103.98
   7.960%, 12/15/26                    2,000               2,199
Zurich Capital Trust,
 Callable 06/01/07 @ 104.19
   8.376%, 06/01/37 (B)                1,980               1,766
                                                      ----------
                                                          88,910
                                                      ----------
MANUFACTURING - 11.0%
Abitibi-Consolidated
   8.550%, 08/01/10 (A)                  980               1,079
American Standard
   7.375%, 04/15/05                      980               1,029
Bombardier
   6.750%, 05/01/12 (A) (B)              750                 570
Centex
   7.500%, 01/15/12                    1,950               2,207
Cooper Tire & Rubber
   8.000%, 12/15/19                      980               1,067
DaimlerChrysler
   4.750%, 01/15/08 (A)              $ 2,950             $ 2,978
Delphi Auto Systems
   6.550%, 06/15/06                      985               1,054
Dow Chemical
   6.000%, 10/01/12 (A)                2,475               2,525
Ford Motor
   7.450%, 07/16/31                    2,950               2,304
Harman International Industries
   7.125%, 02/15/07                    1,950               2,095
Lockheed Martin
   8.500%, 12/01/29                    1,230               1,607
Mohawk Industries
   7.200%, 04/15/12                    1,000               1,130
Northrop Grumman
   7.750%, 02/15/31 (A)                1,955               2,392
Phelps Dodge
   8.750%, 06/01/11 (A)                  750                 812
Raytheon
   6.300%, 03/15/05                    1,950               2,075
Tyco International
   6.125%, 01/15/09 (A)                1,975               1,837
Weyerhaeuser
   6.125%, 03/15/07 (A)                1,950               2,110
   6.750%, 03/15/12                      500                 548
                                                      ----------
                                                          29,419
                                                      ----------
REAL ESTATE - 3.0%
Boston Properties (REIT)
   6.250%, 01/15/13 (B)                  985               1,031
Hospitality Properties (REIT),
 Callable 08/15/12 @ 100
   6.750%, 02/15/13                    1,480               1,496
Prologis Trust (REIT)
   7.050%, 07/15/06                    1,500               1,635
Simon Property Group (REIT)
   7.750%, 01/20/11                    1,450               1,669
Vornado Realty (REIT)
   5.625%, 06/15/07                    1,975               2,013
                                                      ----------
                                                           7,844
                                                      ----------
SERVICES - 15.2%
AOL Time Warner
   6.125%, 04/15/06                      980               1,028
   6.875%, 05/01/12                    2,225               2,364
   7.625%, 04/15/31 (A)                1,975               2,092
Aramark Services
   6.750%, 08/01/04                    2,000               2,087
AT&T Broadband
   8.375%, 03/15/13                    1,170               1,379
Autonation
   9.000%, 08/01/08                    1,000               1,047
Cendant
   6.875%, 08/15/06                    2,000               2,106
Clear Channel Communications
   7.650%, 09/15/10 (A)                1,480               1,704
Cox Communications
   7.750%, 11/01/10 (A)                  990               1,146
Federated Department Stores
   6.625%, 04/01/11                    1,950               2,114
HCA Columbia Healthcare
   8.750%, 09/01/10                    1,000               1,160
Kroger
   6.750%, 04/15/12                    1,935               2,143

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                        PAR (000)          VALUE (000)
-----------------------------------------------------------------
Lenfest Communications
   8.375%, 11/01/05                $   1,950            $  2,165
McKesson
   7.750%, 02/01/12                      975               1,133
MGM Mirage
   8.375%, 02/01/11 (A)                1,000               1,067
News America
   6.625%, 01/09/08 (A)                2,000               2,199
Park Place Entertainment
   7.875%, 12/15/05                    1,000               1,027
Royal Caribbean Cruises
   8.250%, 04/01/05 (A)                1,000                 975
Starwood Hotels & Resorts
   7.375%, 05/01/07 (B)                  975                 970
TCI Communications
   8.750%, 08/01/15                    1,000               1,215
Tenet Healthcare
   6.375%, 12/01/11 (A)                1,485               1,429
Tricon Global Restaurant
   7.650%, 05/15/08                    1,000               1,075
Viacom
   6.625%, 05/15/11                    1,735               1,972
Walt Disney
   6.375%, 03/01/12 (A)                  990               1,062
Waste Management
   6.500%, 11/15/08                    2,000               2,176
Wyeth
   5.250%, 03/15/13 (A)                1,740               1,787
                                                      ----------
                                                          40,622
                                                      ----------
TRANSPORTATION - 2.4%
Continental Airlines
 Series 2001-1, Class B
   7.033%, 06/15/11                    1,832                 899
Delta Air Lines, Series 2001-1
   7.711%, 09/18/11 (A) (C)            3,500               2,540
Norfolk Southern
   7.800%, 05/15/27                    1,975               2,372
United Air Lines, Series 2000-1
   8.030%, 07/01/11                    1,861                 465
                                                      ----------
                                                           6,276
                                                      ----------
UTILITIES - 19.6%
Alliant Energy Resources
   9.750%, 01/15/13 (B)                  985               1,131
American Electric Power, Series C
   5.375%, 03/15/10 (A)                1,475               1,491
AT&T
   7.800%, 11/15/11                    1,970               2,075
   8.000%, 11/15/31 (A)                  985               1,011
AT&T Wireless Services
   8.125%, 05/01/12 (A)                2,000               2,180
British Telecom
   8.375%, 12/15/10 (A)                1,975               2,386
Centerpoint Energy Resources
   7.875%, 04/01/13 (B)                  980               1,004
CenturyTel, Series H
   8.375%, 10/15/10                      985               1,199
Cincinnati Gas & Electric
   5.700%, 09/15/12                    1,980               2,092
Citizens Communications
   7.625%, 08/15/08                    1,485               1,697
Constellation Energy
   6.125%, 09/01/09 (A)                  985               1,048
Deutsche Telecom
   8.000%, 06/15/10 (A)              $ 2,465             $ 2,880
Dominion Resources, Series A
   8.125%, 06/15/10 (A)                1,475               1,739
FirstEnergy, Series B
   6.450%, 11/15/11                    1,975               2,072
FPL Group Capital
   7.625%, 09/15/06                    1,975               2,241
France Telecom
   9.250%, 03/01/11 (A)                1,975               2,366
MidAmerican Energy Holdings
   5.875%, 10/01/12                      990               1,027
Nevada Power,
 Callable 10/15/06 @ 105.44
   10.875%, 10/15/09 (B)                 980               1,009
Northern State Power - Minnesota, Series B
   8.000%, 08/28/12                    1,485               1,820
Oncor Electric Delivery
   6.375%, 01/15/15 (B)                1,475               1,607
Progress Energy
   7.000%, 10/30/31 (A)                2,000               2,112
Qwest Capital Funding
   7.750%, 08/15/06                    1,950               1,584
Southern Capital Funding, Series A
   5.300%, 02/01/07                      720                 765
Sprint Capital
   6.000%, 01/15/07                    2,025               2,010
   6.125%, 11/15/08                    1,000                 995
   8.375%, 03/15/12 (A)                  985               1,044
Telus
   8.000%, 06/01/11 (A)                  990               1,030
TXU Energy
   7.000%, 03/15/13 (B)                1,475               1,488
Verizon Global Funding
   7.250%, 12/01/10                    1,485               1,719
   7.750%, 12/01/30 (A)                1,980               2,373
Verizon Wireless
   5.375%, 12/15/06                    1,980               2,109
Western Resources
   9.750%, 05/01/07                    1,000               1,065
                                                      ----------
                                                          52,369
                                                      ----------
YANKEE - 0.7%
Pemex Project
   9.125%, 10/13/10                    1,500               1,740
                                                      ----------
TOTAL CORPORATE BONDS
   (Cost $240,848)                                       246,748
                                                      ----------
U.S. GOVERNMENT & AGENCY SECURITIES - 2.4%
U.S. AGENCY DEBENTURE - 1.2%
FHLB
   4.125%, 05/13/05 (A)                3,000               3,154
                                                      ----------
U.S. TREASURIES - 1.2%
U.S. Treasury Bond
   5.375%, 02/15/31 (A)                1,500               1,623
U.S. Treasury Note
   3.000%, 02/15/08 (A)                1,625               1,645
                                                      ----------
                                                           3,268
                                                      ----------
TOTAL U.S. GOVERNMENT & AGENCY SECURITIES
   (Cost $6,397)                                           6,422
                                                      ----------

DESCRIPTION                       PAR (000)/SHARES    VALUE (000)
-----------------------------------------------------------------
ASSET-BACKED SECURITIES - 1.9%
HOME EQUITY - 1.1%
Green Tree Home Improvement Loan Trust
 Series 1997-A, Class HEM2
   7.900%, 03/15/28                $   1,300             $ 1,358
GRMT Mortgage Loan Trust
 Series 2001-1A, Class M1
   7.772%, 07/20/31                    1,500               1,635
                                                      ----------
                                                           2,993
                                                      ----------
MANUFACTURED HOUSING - 0.4%
Green Tree Financial
 Series 1996-8, Class A7
   8.050%, 10/15/27                      975               1,005
                                                      ----------
OTHER - 0.4%
Aircraft Finance Trust
 Series 1999-1A, Class C
   8.000%, 05/15/24 (D)                  839                 211
Juniper
 Series 2000-1, Class A3
   8.220%, 04/15/12 (D)                1,000                 700
                                                      ----------
                                                             911
                                                      ----------
TOTAL ASSET-BACKED SECURITIES
   (Cost $5,517)                                           4,909
                                                      ----------
CMO - PRIVATE MORTGAGE-BACKED SECURITY - 0.8%
FIXED RATE - 0.8%
Norwest Asset Securities
 Series 1998-16, Class A1
   6.500%, 06/25/13                    2,093               2,170
                                                      ----------
TOTAL CMO - PRIVATE MORTGAGE-BACKED SECURITY
   (Cost $2,113)                                           2,170
                                                      ----------
RELATED PARTY MONEY MARKET FUND - 1.4%
First American Prime
 Obligations Fund, Class Y (E)     3,817,115               3,817
                                                      ----------
TOTAL RELATED PARTY MONEY MARKET FUND
   (Cost $3,817)                                           3,817
                                                      ----------
INVESTMENTS PURCHASED WITH CASH PROCEEDS
   FROM SECURITIES LENDING - 26.6%
COMMERCIAL PAPER - 3.8%
CS First Boston
   1.638%, 12/01/03                    1,245               1,245
Danske Bank
   1.508%, 12/22/03                    1,245               1,245
Goldman Sachs
   1.518%, 08/28/03                    1,618               1,618
Morgan Stanley
   1.518%, 06/17/03                      622                 622
   1.518%, 07/08/03                      448                 448
   1.518%, 09/22/03                      622                 622
Orchard Park
   1.475%, 01/06/04                    1,245               1,245
UBS Financial
   1.390%, 04/01/03                    3,111               3,111
                                                      ----------
TOTAL COMMERCIAL PAPER                                    10,156
                                                      ----------
CORPORATE OBLIGATIONS - 2.9%
CS First Boston
   1.760%, 04/11/03                    1,245               1,245
Deutsche Bank
   1.470%, 04/11/03                      622                 622
   1.580%, 12/11/03                      498                 498
General Electric Capital Corporation
   1.355%, 07/09/07                 $    622              $  622
Merrill Lynch
   1.538%, 05/05/03                    1,058               1,058
Monet Trust
   1.360%, 12/28/03                    1,245               1,245
SMM Trust 2002-M
   1.450%, 09/23/03                    1,245               1,245
URI Trust
   1.460%, 09/18/03                     ,245               1,245
                                                      ----------
TOTAL CORPORATE OBLIGATIONS                                7,780
                                                      ----------
MONEY MARKET FUNDS - 2.5%
AIM Liquid Assets Portfolio        2,115,886               2,116
Dreyfus Cash Manage Plus Fund        124,464                 124
Evergreen Institutional Money
  Market Fund                        435,624                 436
HSBC Investor Money Market
  Fund - Class I                     373,392                 373
Merrill Lynch Premier
  Institutional Fund               2,410,680               2,411
Merrimac Cash Series Fund            373,392                 373
One Group Institutional Prime
 Money Market Fund                   746,783                 747
Reserve Primary Fund                  62,232                  62
                                                      ----------
TOTAL MONEY MARKET FUNDS                                   6,642
                                                      ----------
OTHER SHORT-TERM INVESTMENTS - 2.4%
Allied Irish Bank
   1.340%, 05/09/03                    1,245               1,245
   1.330%, 06/02/03                      622                 622
Commonwealth Life
   1.678%, 04/01/03                      628                 628
General Electric Capital Assurance
   1.370%, 12/19/03                      249                 249
Premium Asset Trust 02-7
   1.060%, 08/23/03                      793                 793
Security Life Denver
   1.381%, 01/13/04                    1,618               1,618
   1.490%, 03/15/04                    1,245               1,245
                                                      ----------
TOTAL OTHER SHORT-TERM INVESTMENTS                         6,400
                                                      ----------
REPURCHASE AGREEMENTS - 15.0%
Bear Stearns
   1.420%, 04/10/03                    2,489               2,489
CS First Boston
   1.370%, 04/01/03                    2,489               2,489
   1.380%, 04/01/03                      386                 386
   1.380%, 04/01/03                    3,111               3,111
Goldman Sachs
   1.520%, 04/01/03                    1,867               1,867
   1.420%, 04/07/03                    1,245               1,245
   1.360%, 06/10/03                      622                 622
   1.400%, 06/11/03                      622                 622
Greenwich Capital Markets
   1.430%, 04/01/03                    3,734               3,734
Lehman Brothers
   1.560%, 04/01/03                    1,245               1,245
   1.640%, 04/01/03                      933                 933
   1.640%, 04/01/03                    4,045               4,045
Merrill Lynch
   1.360%, 04/01/03                    3,734               3,734
   1.500%, 04/01/03                    1,867               1,867
   1.560%, 04/01/03                    1,556               1,556
   1.560%, 04/01/03                    2,489               2,489
Morgan Stanley
   1.470%, 04/01/03                    1,867               1,867
   1.510%, 04/01/03                    3,871               3,871

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                        PAR (000)          VALUE (000)
-----------------------------------------------------------------
Salomon Smith Barney
   1.540%, 04/01/03                $   1,867             $ 1,867
                                                      ----------
TOTAL REPURCHASE AGREEMENTS                               40,039
                                                      ----------
TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS
   FROM SECURITIES LENDING
   (Cost $71,017)                                         71,017
                                                      ----------
TOTAL INVESTMENTS - 125.7%
   (Cost $329,709)                                       335,083
                                                      ----------
OTHER ASSETS AND LIABILITIES, NET - (25.7)%              (68,513)
                                                      ----------
TOTAL NET ASSETS - 100.0%                               $266,570
                                                      ----------

(A) This security or a portion of this security is out on loan at March 31, 2003. Total loaned securities had a value of $69,527,131 at March 31, 2003. See note 2 in Notes to Financial Statements.

(B) Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the Funds' board of directors. As of March 31, 2003, the value of these investments was $21,848,885 or 8.2% of total net assets.

(C) Variable Rate Security - The rate shown is the rate in effect as of March 31, 2003.

(D) Securities considered illiquid or restricted. See note 2 in Notes to Financial Statements.

(E) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements.

CMO - Collateralized Mortgage Obligation

FHLB - Federal Home Loan Bank

REIT - Real Estate Investment Trust

HIGH INCOME BOND FUND

DESCRIPTION                        PAR (000)(I)          VALUE (000)
-----------------------------------------------------------------
HIGH YIELD CORPORATE BONDS - 84.1%
CONSUMER GOODS - 4.8%
Agrilink Foods,
 Callable 11/01/03 @ 105.938
   11.875%, 11/01/08                   $ 500              $  542
Canandaigua Brands,
 Callable 03/01/04 @ 104.250
   8.500%, 03/01/09                      500                 529
Constellation Brands, Series B,
 Callable 01/15/07 @ 104.063
   8.125%, 01/15/12                      250                 261
Corn Products International
   8.250%, 07/15/07                    1,500               1,563
Dean Foods
   6.625%, 05/15/09                      500                 512
Del Monte,
 Callable 12/15/07 @ 104.313
   8.625%, 12/15/12 (A)                  500                 520
Delhaize America
   7.375%, 04/15/06                      500                 502
   9.000%, 04/15/31                    1,000                 985
Ingles Markets,
 Callable 12/01/06 @ 104.440
   8.875%, 12/01/11                    1,000                 920
Playtex Family Products,
 Callable 06/01/06 @ 104.688
   9.375%, 06/01/11                    1,000               1,090
Roundy's,
 Callable 06/15/07 @ 104.438
   8.875%, 06/15/12                    1,000                 995
Sealy Mattress, Series B,
 Callable 04/01/03 @ 105.437
   10.875%, 12/15/07 (C)                 500                 526
Simmons,
 Callable 03/15/04 @ 105.125
   10.250%, 03/15/09                   1,000               1,075
Swift & Co.,
 Callable 10/01/06 @ 106.250
   12.500%, 01/01/10 (A)                 750                 727
                                                      ----------
                                                          10,747
                                                      ----------
ENERGY - 9.2%
ANR Pipeline,
 Callable 03/15/07 @ 104.438
   8.875%, 03/15/10 (A)                  250                 266
Chesapeake Energy,
 Callable 04/01/06 @ 104.063
   8.125%, 04/01/11                      800                 848
El Paso
   6.950%, 12/15/07 (B)                1,000                 835
   7.000%, 05/15/11 (B)                3,000               2,370
   7.750%, 01/15/32 (B)                2,000               1,430
El Paso Energy Partners,
 Callabe 12/01/07 @ 105.313
   10.625%, 12/01/12 (A) (B)           1,000               1,092
Newfield Exploration,
 Callable 08/15/07 @ 104.188
   8.375%, 08/15/12                    1,000               1,085
Parker Drilling, Series B,
 Callable 11/15/04 @ 105.063
   10.125%, 11/15/09 (B)               1,000               1,045

DESCRIPTION                        PAR (000)(I)          VALUE (000)
-----------------------------------------------------------------
Pogo Producing, Series B,
Callable 04/01/03 @ 104.375
   8.750%, 05/15/07                    $ 500             $   520
Premcor Refining,
 Callable 02/01/08 @ 104.750
   9.500%, 02/01/13 (A) (B)            1,000               1,070
Pride International,
 Callable 06/01/04 @ 105.000
   10.000%, 06/01/09                   1,000               1,080
Southern Natural Gas,
 Callable 03/15/07 @ 104.440
   8.875%, 03/15/10 (A)                  250                 264
Swift Energy,
 Callable 08/01/04 @ 105.120
   10.250%, 08/01/09                   1,000               1,040
Tesoro Petroleum,
 Callable 04/01/07 @ 104.813
   9.625%, 04/01/12                    1,000                 860
 Series B, Callable 11/01/05 @ 104.813
   9.625%, 11/01/08                      500                 432
Vintage Petroleum,
 Callable 04/01/03 @ 103.234
   8.625%, 02/01/09                      500                 508
Western Oil Sands
   8.375%, 05/01/12 (D)                1,000               1,030
Westport Resources,
 Callable 11/01/06 @ 104.125
   8.250%, 11/01/11 (A)                  250                 267
Williams
   6.500%, 08/01/06 (B)                1,500               1,335
   7.125%, 09/01/11 (B)                2,000               1,710
   7.750%, 06/15/31 (B)                2,000               1,540
                                                      ----------
                                                          20,627
                                                      ----------
MANUFACTURING - 21.9%
Abitibi-Consolidated
   8.550%, 08/01/10 (B) (D)            2,000               2,203
AK Steel,
 Callable 06/15/07 @ 103.875
   7.750%, 06/15/12                      500                 460
American Axle & Manufacturing,
 Callable 03/01/04 @ 104.875
   9.750%, 03/01/09                      500                 535
American Standard
   7.375%, 02/01/08 (B)                1,000               1,080
Amkor Technologies,
 Callable 05/01/03 @ 104.625
   9.250%, 05/01/06 (B)                  500                 490
Anchor Glass Container,
 Callable 02/15/08 @ 105.500
   11.000%, 02/15/13 (A)               1,000               1,040
Appleton Papers, Series B,
 Callable 12/15/05 @ 106.250
   12.500%, 12/15/08                     500                 564
Applied Extrusion Technologies, Series B,
 Callable 07/01/06 @ 105.370
   10.750%, 07/01/11                   1,000                 680
Avaya,
 Callable 04/01/06 @ 105.563
   11.125%, 04/01/09                     500                 512
Ball, Callable 12/15/07 @ 103.438
   6.875%, 12/15/12 (A)                $ 250               $ 258
BE Aerospace,
 Callable 11/01/03 @ 104.750
   9.500%, 11/01/08                      500                 332
Beazer Homes USA,
 Callable 04/15/07 @ 104.190
   8.375%, 04/15/12                    1,000               1,045
Bowater Canada
   7.950%, 11/15/11 (D)                  500                 512
Buckeye Technologies,
 Callable 04/01/03 @ 103.080
   9.250%, 09/15/08                    1,000                 915
Cascades,
 Callable 02/15/08 @ 103.625
   7.250%, 02/15/13 (A) (D)            1,000               1,040
Collins & Aikman Products,
 Callable 04/01/03 @ 103.833
   11.500%, 04/15/06 (B)                 425                 368
Crown European Holdings,
 Callable 03/01/07 @ 104.750
   9.500%, 03/01/11 (A) (D)            1,000               1,000
Cummins,
 Callable 12/01/06 @ 104.750
   9.500%, 12/01/10 (A)                  200                 210
Dana
   6.500%, 03/15/08                    1,000                 885
   6.500%, 03/01/09                      800                 708
Diamond Brands Operating,
 Callable 04/15/03 @ 105.063
   10.125%, 04/15/08 (E) (F)              50                  --
Dura Operating, Series B,
 Callable 04/15/07 @ 104.313
   8.625%, 04/15/12                      500                 477
Equistar Chemical Funding
   10.125%, 09/01/08                     750                 718
FMC, Callable 11/01/06 @ 105.125
   10.250%, 11/01/09 (A)                 550                 605
Georgia-Pacific
   7.500%, 05/15/06 (B)                1,000                 965
   8.125%, 05/15/11 (B)                1,500               1,395
   8.875%, 05/15/31                    1,000                 850
Glenoit, Callable 04/01/03 @ 105.500
   11.000%, 04/15/07 (E) (F)             100                  --
Greif Brothers,
 Callable 08/01/07 @ 104.438
   8.875%, 08/01/12 (A)                  700                 731
Huntsman ICI Chemicals,
 Callable 07/01/04 @ 105.063
   10.125%, 07/01/09                   1,000                 950
IMC Global, Series B
   10.875%, 06/01/08                     750                 799
Johnsondiversey, Series B,
 Callable 05/15/07 @ 104.813
   9.625%, 05/15/12                      500                 537
KB Home,
 Callable 02/01/07 @ 103.875
   7.750%, 02/01/10                      500                 506
Lear, Series B
   8.110%, 05/15/09 (B)                1,500               1,627

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                        PAR (000)(I)        VALUE (000)
-----------------------------------------------------------------
Levi Strauss
   7.000%, 11/01/06                    $ 500             $   430
Lucent Technologies
   5.500%, 11/15/08 (B)                1,000                 760
   6.450%, 03/15/29                    1,500                 967
Lyondell Chemical,
 Callable 05/01/04 @ 105.440
   10.875%, 05/01/09 (B)               1,500               1,387
 Series B, Callable 05/01/04 @ 104.938
   9.875%, 05/01/07 (B)                1,000               1,000
Massey Energy
   6.950%, 03/01/07                    1,000                 860
Nortel Networks
   6.125%, 02/15/06 (B) (D)            1,500               1,372
Nova Chemicals
   7.400%, 04/01/09 (B) (D)              500                 485
Oregon Steel Mills,
 Callable 07/15/06 @ 105.000
   10.000%, 07/15/09                     250                 242
Owens-Brockway Glass Container,
 Callable 02/15/06 @ 104.440
   8.875%, 02/15/09                    1,000               1,032
Owens-Illinois
   8.100%, 05/15/07                    1,000                 980
Perkinelmer,
 Callable 01/15/08 @ 104.438
   8.875%, 01/15/13 (A)                  500                 517
Russell,
 Callable 05/01/06 @ 104.625
   9.250%, 05/01/10                      500                 540
Schuler Homes,
 Callable 07/15/05 @ 104.690
   9.375%, 07/15/09                    1,000               1,070
Sequa
   9.000%, 08/01/09                    1,500               1,485
Stone Container,
 Callable 07/01/07 @ 104.188
   8.375%, 07/01/12 (B)                1,300               1,391
Technical Olympic USA,
 Callable 07/01/06 @ 104.500
   9.000%, 07/01/10                    1,000                 990
TRW Automotive,
 Callable 02/15/08 @ 104.688
   9.375%, 02/15/13 (A)                  500                 504
Tyco International
   6.375%, 02/15/06 (D)                1,000                 971
   6.750%, 02/15/11 (D)                3,000               2,820
   6.875%, 01/15/29 (D)                1,000                 880
WCI Communities,
 Callable 05/01/07 @ 104.563
   9.125%, 05/01/12                    1,000                 960
William Lyon Homes,
 Callable 04/01/08 @ 105.375
   10.750%, 04/01/13                   1,000                 986
Xerox
   9.750%, 01/15/09 (A) (B)              500                 532
   7.200%, 04/01/16 (B)                1,000                 880
                                                      ----------
                                                          49,038
                                                      ----------
REAL ESTATE - 0.6%
Meristar Hospitality
   9.125%, 01/15/11                  $ 1,000               $ 855
Ventas Realty
   9.000%, 05/01/12                      500                 535
                                                      ----------
                                                           1,390
                                                      ----------
SERVICES - 31.8%
Acme Television, Series B,
 Callable 04/01/03 @ 102.719
   10.875%, 09/30/04 (C)                 500                 514
Allied Waste North America, Series B,
 Callable 01/01/04 @ 103.938
   7.875%, 01/01/09 (B)                2,000               2,047
 Callable 08/01/04 @ 105.000
   10.000%, 08/01/09 (B)               2,000               2,077
AMC Entertainment,
 Callable 02/01/07 @ 104.938
   9.875%, 02/01/12 (B)                  500                 502
American Media,
 Callable 01/15/07 @ 104.438
   8.875%, 01/15/11 (A)                  100                 108
Asbury Automotive Group,
 Callable 06/15/07 @ 104.500
   9.000%, 06/15/12                    1,000                 852
Autonation
   9.000%, 08/01/08                    1,500               1,571
Bally Total Fitness Holdings, Series D,
 Callable 04/01/03 @ 104.938
   9.875%, 10/15/07 (B)                  500                 419
Biovail, Callable 04/01/06 @ 103.938
   7.875%, 04/01/10 (D)                1,000               1,042
Boca Resorts,
 Callable 04/15/04 @ 104.938
   9.875%, 04/15/09                    1,000               1,035
Boyd Gaming,
 Callable 12/15/07 @ 103.875
   7.750%, 12/15/12 (A)                1,000               1,000
British Sky Broadcasting
   6.875%, 02/23/09 (D)                1,000               1,059
Buffets,
 Callable 07/15/06 @ 105.625
   11.250%, 07/15/10                     500                 431
Charter Communications Holdings,
 Callable 04/01/04 @ 104.313
   8.625%, 04/01/09                    2,500               1,175
Corus Entertainment,
 Callable 03/01/07 @ 104.375
   8.750%, 03/01/12 (D)                  500                 520
Coventry Health Care,
 Callable 02/15/07 @ 104.063
   8.125%, 02/15/12                      750                 801
CSC Holdings,
 Callable 04/01/03 @ 104.800
   9.875%, 02/15/13 (B)                  750                 786
 Series B
   7.625%, 04/01/11                    2,000               2,010
Dex Media East,
 Callable 11/15/07 @ 106.063
   12.125%, 11/15/12 (A)                 500                 582

DESCRIPTION                        PAR (000)(I)        VALUE (000)
-----------------------------------------------------------------
DirecTV Holdings,
Callable 03/15/08 @ 104.188
   8.375%, 03/15/13 (A)              $ 1,000            $  1,104
Dominos, Series B,
 Callable 01/15/04 @ 105.188
   10.375%, 01/15/09                   1,100               1,188
Echostar DBS,
 Callable 01/15/06 @ 104.563
   9.125%, 01/15/09                    3,000               3,270
Emmis Communications, Series B,
 Callable 03/15/04 @ 104.063
   8.125%, 03/15/09 (B)                  500                 518
Fisher Scientific International,
 Callable 05/01/07 @ 104.060
   8.125%, 05/01/12 (A) (B)            1,000               1,065
Gap
   6.900%, 09/15/07                      500                 515
Hanger Orthopedic,
 Callable 02/15/06 @ 105.188
   10.375%, 02/15/09                     350                 375
HCA Columbia Healthcare
   8.750%, 09/01/10                    3,500               4,062
Hilton Hotels
   8.250%, 02/15/11                    1,000               1,033
HMH Properties, Series B,
 Callable 08/01/03 @ 103.985
   7.875%, 08/01/08 (B)                1,025                 966
Hollywood Entertainment,
 Callable 03/15/07 @ 104.813
   9.625%, 03/15/11                      750                 776
Houghton Mifflin,
 Callable 02/01/08 @ 104.938
   9.875%, 02/01/13 (A)                1,000               1,083
IASIS Healthcare,
 Callable 10/15/04 @ 106.500
   13.000%, 10/15/09                   1,000               1,103
Iron Mountain,
 Callable 04/01/06 @ 104.313
   8.625%, 04/01/13                      500                 528
Isle of Capri Casinos,
 Callable 04/15/04 @ 104.375
   8.750%, 04/15/09                    1,500               1,553
J.C. Penney
   7.600%, 04/01/07 (B)                1,000               1,015
   7.950%, 04/01/17                    1,000                 960
Lamar Media,
 Callable 04/01/03 @ 104.313
   8.625%, 09/15/07                      500                 522
Mandalay Resort Group, Series B
   10.250%, 08/01/07 (B)               1,500               1,616
Mediacom,
 Callable 01/15/06 @ 104.750
   9.500%, 01/15/13                    1,000               1,038
MGM Mirage
   8.375%, 02/01/11 (B)                2,500               2,669
Mohegan Tribal Gaming
   8.125%, 01/01/06                    1,500               1,575
Moore North America,
 Callable 01/15/07 @ 103.938
   7.875%, 01/15/11 (A)                  250                 258
Nextel Communications,
 Callable 04/01/03 @ 105.325
   10.650%, 09/15/07 (C)             $ 1,000             $ 1,049
Park Place Entertainment
   8.875%, 09/15/08                    2,000               2,125
Paxson Communications,
 Callable 01/15/06 @ 106.125
   12.250%, 01/15/09                     750                 589
Pegasus Communications, Series B,
 Callable 04/01/03 @ 104.875
   9.750%, 12/01/06                      300                 228
Penn National Gaming,
 Callable 03/15/06 @ 104.440
   8.875%, 03/15/10                    1,000               1,025
Premier Parks,
 Callable 04/01/03 @ 105.000
   10.000%, 04/01/08 (C)               1,000                 970
Primedia,
 Callable 05/15/06 @ 104.438
   8.875%, 05/15/11                      800                 806
R. H. Donnelley Finance,
 Callable 12/15/07 @ 105.438
   10.875%, 12/15/12 (A)               1,000               1,145
Resorts International Hotel & Casino,
 Callable 03/15/07 @ 106.000
   11.500%, 03/15/09                     800                 696
Rite Aid
   7.125%, 01/15/07 (B)                1,500               1,343
Rotech Healthcare,
 Callable 04/01/07 @ 104.750
   9.500%, 04/01/12 (A)                  750                 741
Royal Caribbean Cruises
   8.250%, 04/01/05 (B) (D)            1,000                 975
Service Corporation International
   7.700%, 04/15/09                    1,000                 983
Sinclair Broadcast Group,
 Callable 03/15/07 @ 104.000
   8.000%, 03/15/12 (A)                1,000               1,030
Six Flags,
 Callable 02/01/06 @ 104.438
   8.875%, 02/01/10                      500                 464
Starwood Hotels & Resorts
   6.750%, 11/15/05                    1,000               1,010
Station Casinos,
 Callable 07/01/05 @ 103.703
   9.875%, 07/01/10                      500                 549
Triad Hospital Holdings, Series B,
 Callable 05/15/04 @ 105.500
   11.000%, 05/15/09                     750                 827
Tricon Global Restaurant
   7.650%, 05/15/08                    1,000               1,075
   8.875%, 04/15/11                      600                 675
United Rentals, Series B,
 Callable 04/15/05 @ 105.375
   10.750%, 04/15/08 (B)                 500                 518
 Callable 01/15/04 @ 104.625
   9.250%, 01/15/09 (B)                1,000                 870
Venetian Casino,
 Callable 06/15/06 @ 105.500
   11.000%, 06/15/10                     500                 525


The accompanying notes are an integral part of the financial statements.

DESCRIPTION                        PAR (000)(I)       VALUE (000)
-----------------------------------------------------------------
Waste Management
   6.500%, 11/15/08                  $ 1,500            $  1,632
   7.750%, 05/15/32                    1,000               1,139
Wynn Las Vegas,
 Callable 11/01/06 @ 112.000
   12.000%, 11/01/10                     500                 523
Young Broadcasting,
 Callable 03/01/06 @ 105.000
   10.000%, 03/01/11                     500                 534
                                                      ----------
                                                          71,369
                                                      ----------
TRANSPORTATION - 1.0%
CP Ships
   10.375%, 07/15/12                     500                 525
Continental Airlines, Series 2001-1, Class B
   7.033%, 12/15/12                      928                 455
Delta Air Lines
   7.900%, 12/15/09                    1,000                 520
Northwest Airlines
   9.875%, 03/15/07                      500                 258
Stena, Callable 04/01/03 @ 104.375
   8.750%, 06/15/07 (D)                  525                 542
                                                      ----------
                                                           2,300
                                                      ----------
UTILITIES - 14.8%
AES
   9.375%, 09/15/10 (B)                3,000               2,588
Allegheny Energy Supply
   8.250%, 04/15/12 (A)                1,000                 755
Aquila
   9.450%, 02/01/11                    1,000                 845
Calpine
   7.625%, 04/15/06 (B)                  500                 293
   8.500%, 02/15/11 (B)                1,500                 844
CMS Energy
   7.500%, 01/15/09                    1,500               1,245
   8.500%, 04/15/11                    1,000                 840
Crown Castle International,
 Callable 08/01/04 @ 105.625
   11.250%, 08/01/11 (C)                 700                 560
 Callable 08/01/05 @ 105.375
   10.750%, 08/01/11 (B)                 500                 483
Illinova, Callable 07/15/03 @ 103.450
   7.500%, 07/15/25                      800                 654
Mirant Americas Generation
   8.300%, 05/01/11                    1,000                 510
Mirant Mid-Atlantic, Series C
   10.060%, 12/30/28                     974                 829
Mission Energy Holdings
   13.500%, 07/15/08                     500                 190
Nevada Power,
 Callable 10/15/06 @ 105.440
   10.875%, 10/15/09 (A)               2,000               2,060
Nextel Communications,
 Callable 11/15/04 @ 104.690
   9.375%, 11/15/09 (B)                4,000               4,205
Northwestern
   8.750%, 03/15/12                      800                 616
Panamsat,
 Callable 02/01/07 @ 104.250
   8.500%, 02/01/12 (A)                1,000               1,030
PSEG Energy Holdings
   8.625%, 02/15/08 (B)              $ 1,500             $ 1,526
Qwest
   8.875%, 03/15/12 (A)                1,000               1,063
Qwest Capital Funding
   7.750%, 08/15/06                    3,000               2,438
   6.875%, 07/15/28                    1,000                 685
Qwest Services,
 Callable 12/15/06 @ 106.750
   13.500%, 12/15/10 (A)               1,000               1,058
Telus
   7.500%, 06/01/07 (D)                1,000               1,040
   8.000%, 06/01/11 (D)                3,000               3,120
Triton PCS,
 Callable 11/15/06 @ 104.375
   8.750%, 11/15/11                      500                 420
Viatel, Callable 04/15/03 @ 105.625
   11.250%, 04/15/08 (E) (G)              75
Voicestream Wireless,
 Callable 11/15/04 @ 105.190
   10.375%, 11/15/09                   1,000               1,100
 Callable 11/15/04 @ 105.938
   10.875%, 11/15/09 (C)                 650                 611
Western Resources
   9.750%, 05/01/07                    1,500               1,598
                                                      ----------
                                                          33,206
                                                      ----------
TOTAL HIGH YIELD CORPORATE BONDS
   (Cost $183,215)                                       188,677
                                                      ----------
CORPORATE BONDS - 7.2%
FINANCE - 0.9%
Capital One Bank
   6.700%, 05/15/08                      500                 482
Ford Motor Credit
   6.875%, 02/01/06                    1,000                 985
   5.800%, 01/12/09                      500                 443
                                                      ----------
                                                           1,910
                                                      ----------
MANUFACTURING - 0.7%
Noranda
   8.375%, 02/15/11                    1,000               1,033
Phelps Dodge
   8.750%, 06/01/11 (B)                  500                 542
                                                      ----------
                                                           1,575
                                                      ----------
SERVICES - 1.1%
Comcast Cable Communications
   7.125%, 06/15/13                      500                 543
Tenet Healthcare
   6.500%, 06/01/12 (B)                2,000               1,930
                                                      ----------
                                                           2,473
                                                      ----------
TRANSPORTATION - 1.1%
American Airlines, Series 1999-1, Class A-2
   7.024%, 04/15/11                    2,000               1,540
Continental Airlines, Series 99-2
   7.056%, 09/15/09                      175                 141
Delta Air Lines, Series 2000-1, Class B
   7.920%, 05/18/12                    1,000                 730
Northwest Airlines, Series 991A
   6.810%, 08/01/21                      168                 126
                                                      ----------
                                                           2,537
                                                      ----------

DESCRIPTION                     PAR (000)(I)/SHARES   VALUE (000)
-----------------------------------------------------------------
UTILITIES - 3.4%
Alliant Energy Resources
   9.750%, 01/15/13 (A)            $   1,000             $ 1,148
AT&T Wireless Services
   7.875%, 03/01/11                      500                 545
Centerpoint Energy Resources
   7.875%, 04/01/13 (A)                1,500               1,537
France Telecom
   8.500%, 03/01/31 (C)                1,000               1,291
Sprint Capital
   8.375%, 03/15/12 (B)                1,000               1,060
TXU, Series J
   6.375%, 06/15/06 (B)                2,000               1,960
                                                      ----------
                                                           7,541
                                                      ----------
TOTAL CORPORATE BONDS
   (Cost $16,177)                                         16,036
                                                      ----------
U.S. GOVERNMENT & AGENCY SECURITIES - 2.3%
U.S. TREASURIES - 2.3%
U.S. Treasury Notes
   3.000%, 02/29/04 (B)                1,000               1,017
   2.125%, 08/31/04 (B)                1,000               1,012
   1.625%, 01/31/05 (B)                1,000               1,003
   5.750%, 11/15/05 (B)                2,000               2,202
                                                      ----------
TOTAL U.S. GOVERNMENT & AGENCY SECURITIES
   (Cost $5,203)                                           5,234
                                                      ----------
ASSET-BACKED SECURITIES - 0.1%
MANUFACTURED HOUSING - 0.0%
Green Tree Financial
 Series 1998-1, Class A1
   6.040%, 11/01/29                       31                  31
                                                      ----------
OTHER - 0.1%
Aircraft Finance Trust
 Series 1999-1A, Class C
   8.000%, 05/15/24 (E)                  839                 211
                                                      ----------
TOTAL ASSET-BACKED SECURITIES
   (Cost $805)                                               242
                                                      ----------
COMMON STOCKS - 0.2%
BERMUDA - 0.0%
Viatel Holdings (E)                      294                  --
                                                      ----------
GREAT BRITAIN - 0.2%
Jazztel (H)                   (EU) 1,759,722                 288
                                                      ----------
UNITED STATES - 0.0%
NII Holdings, Class B (H)                623                  16
                                                      ----------
TOTAL COMMON STOCKS
   (Cost $2,316)                                             304
                                                      ----------
PREFERRED STOCKS - 0.1%
CAYMAN ISLANDS - 0.0%
NII Holdings, Series B (E) (G)         5,751                   4
                                                      ----------
UNITED STATES - 0.1%
Nebco Evans Holdings PIK (H)             300                  --
Nextel Communications PIK, Series D (H)   80                  85
Pegasus Communications (E) (G)        15,109                  --
Sinclair Capital                         750                  80
                                                      ----------
                                                             165
                                                      ----------
TOTAL PREFERRED STOCKS
   (Cost $154)                                               169
                                                      ----------
U.S. GOVERNMENT AGENCY
   MORTGAGE-BACKED SECURITY - 0.0%
FIXED RATE - 0.0%
FNMA Pool
   6.695%, 08/01/05, #109031        $     35              $   37
                                                      ----------
TOTAL U.S. GOVERNMENT AGENCY
   MORTGAGE-BACKED SECURITY
   (Cost $34)                                                 37
                                                      ----------
WARRANTS - 0.0%
CANADA - 0.0%
AT&T Canada, Expires
   08/15/07 (A) (E) (G) (H)              100                  --
                                                      ----------
NORWAY - 0.0%
Enitel Asa, Expires
   04/03/05 (A) (H)                    1,000                  --
                                                      ----------
UNITED STATES - 0.0%
Electronic Retailing Systems International,
 Expires 02/01/04 (H)                     75                  --
Sterling Chemical Holdings,
 Expires 08/15/08 (G) (H)                100                  --
UIH Australia Pacific,
 Expires 05/15/06 (A) (H)                150                  --
                                                      ----------
                                                              --
                                                      ----------
TOTAL WARRANTS
   (Cost $6)                                                  --
                                                      ----------
RELATED PARTY MONEY MARKET FUND - 2.8%
First American Prime
 Obligations Fund, Class Y (J)     6,314,535               6,315
                                                      ----------
TOTAL RELATED PARTY MONEY MARKET FUND
   (Cost $6,315)                                           6,315
                                                      ----------
INVESTMENTS PURCHASED WITH CASH PROCEEDS
   FROM SECURITIES LENDING - 25.2%
COMMERCIAL PAPER - 3.6%
CS First Boston
   1.638%, 12/01/03                      991                 991
Danske Bank
   1.508%, 12/22/03                      991                 991
Goldman Sachs
   1.518%, 08/28/03                    1,289               1,289
Morgan Stanley
   1.518%, 06/17/03                      496                 496
   1.518%, 07/08/03                      357                 357
   1.518%, 09/22/03                      496                 496
Orchard Park
   1.475%, 01/06/04                      991                 991
UBS Financial
   1.390%, 04/01/03                    2,478               2,478
                                                      ----------
TOTAL COMMERCIAL PAPER                                     8,089
                                                      ----------
CORPORATE OBLIGATIONS - 2.7%
CS First Boston
   1.760%, 04/11/03                      991                 991
Deutsche Bank
   1.470%, 04/11/03                      496                 496
   1.580%, 12/11/03                      397                 397
General Electric Capital Corporation
   1.355%, 07/09/07                      496                 496
Merrill Lynch
   1.538%, 05/05/03                      843                 843
Monet Trust
   1.360%, 12/28/03                      991                 991

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                  PAR (000)(I)/SHARES      VALUE (000)
-----------------------------------------------------------------
SMM Trust 2002-M
   1.450%, 09/23/03                 $    991            $    991
URI Trust
   1.460%, 09/18/03                      991                 991
                                                      ----------
TOTAL CORPORATE OBLIGATIONS                                6,196
                                                      ----------
MONEY MARKET FUNDS - 2.4%
AIM Liquid Assets Portfolio        1,685,432               1,685
Dreyfus Cash Manage Plus Fund         99,143                  99
Evergreen Institutional
   Money Market Fund                 347,001                 347
HSBC Investor Money
   Market Fund - Class I             297,429                 298
Merrill Lynch Premier
   Institutional Fund              1,920,254               1,921
Merrimac Cash Series Fund            297,429                 297
One Group Institutional Prime
 Money Market Fund                   594,858                 595
Reserve Primary Fund                  49,572                  50
                                                      ----------
TOTAL MONEY MARKET FUNDS                                   5,292
                                                      ----------
OTHER SHORT-TERM INVESTMENTS - 2.3%
Allied Irish Bank
   1.340%, 05/09/03                      991                 991
   1.330%, 06/02/03                      496                 496
Commonwealth Life
   1.678%, 04/01/03                      501                 501
General Electric Capital Assurance
   1.370%, 12/19/03                      198                 198
Premium Asset Trust 02-7
   1.060%, 08/23/03                      632                 632
Security Life Denver
   1.381%, 01/13/04                    1,289               1,289
   1.490%, 03/15/04                      991                 991
                                                      ----------
TOTAL OTHER SHORT-TERM INVESTMENTS                         5,098
                                                      ----------
REPURCHASE AGREEMENTS - 14.2%
Bear Stearns
   1.420%, 04/10/03                    1,983               1,983
CS First Boston
   1.370%, 04/01/03                    1,983               1,983
   1.380%, 04/01/03                      307                 307
   1.380%, 04/01/03                    2,479               2,479
Goldman Sachs
   1.520%, 04/01/03                    1,487               1,487
   1.420%, 04/07/03                      991                 991
   1.360%, 06/10/03                      496                 496
   1.400%, 06/11/03                      496                 496
Greenwich Capital Markets
   1.430%, 04/01/03                    2,974               2,974
Lehman Brothers
   1.560%, 04/01/03                      991                 991
   1.640%, 04/01/03                      744                 744
   1.640%, 04/01/03                    3,222               3,222
Merrill Lynch
   1.360%, 04/01/03                    2,974               2,974
   1.500%, 04/01/03                    1,487               1,487
   1.560%, 04/01/03                    1,239               1,239
   1.560%, 04/01/03                    1,983               1,983
Morgan Stanley
   1.470%, 04/01/03                    1,487               1,487
   1.510%, 04/01/03                    3,084               3,084
Salomon Smith Barney
   1.540%, 04/01/03                    1,487               1,487
                                                      ----------
TOTAL REPURCHASE AGREEMENTS                               31,894
                                                      ----------

                                                      ----------


DESCRIPTION                                           VALUE (000)
-----------------------------------------------------------------
TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS
   FROM SECURITIES LENDING
   (Cost $56,569)                                       $ 56,569
                                                      ----------
TOTAL INVESTMENTS - 122.0%
   (Cost $270,794)                                       273,583
                                                      ----------
OTHER ASSETS AND LIABILITIES, NET - (22.0)%              (49,282)
                                                      ----------
TOTAL NET ASSETS - 100.0%                               $224,301
                                                      ----------

(A) Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the Funds' board of directors. As of March 31, 2003, the value of these investments was $27,409,955 or 12.2% of total net assets.

(B) This security or a portion of this security is out on loan at March 31, 2003. Total loaned securities had a value of $55,134,987 at March 31, 2003. See note 2 in Notes to Financial Statements.

(C) Delayed Interest (Step-Bonds) - Represents securities that remain zero-coupon securities until a predetermined date at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Interest rate shown represents current yield at March 31, 2003, based upon the estimated timing and amount of future interest and principal payments.

(D) Represents a foreign high yield (non-investment grade) bond. On March 31, 2003, the value of these investments was $20,611,928, which represents 9.2% of total net assets.

(E) Securities considered illiquid or restricted. See note 2 in Notes to Financial Statements.

(F)  Security currently in default.

(G) Security valued at fair value under guidelines established and approved by the Funds' board of directors. Total fair valued securities had a value of $4,313, which represents 0.0% of total net assets at March 31, 2003. See note 2 in Notes to Financial Statements.

(H)  Non-income producing security.

(I)  In U.S. dollars unless otherwise indicated.

(J) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements.

EU   - Euro

FNMA - Federal National Mortgage Association

PIK - Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.

INTERMEDIATE GOVERNMENT BOND FUND

DESCRIPTION                    PAR (000)/SHARES       VALUE (000)
----------------------------------------------------------------
U.S. GOVERNMENT & AGENCY SECURITIES - 99.5%
U.S. AGENCY DEBENTURES - 10.4%
FHLB
   4.125%, 01/14/05                 $ 10,000            $ 10,454
   6.625%, 11/15/10                    7,500               8,830
FHLMC
   3.250%, 02/25/08                    5,000               5,020
   5.875%, 03/21/11                    7,500               8,262
FNMA
   2.625%, 04/21/06 (A)                5,000               5,000
   3.500%, 01/28/08                   10,000              10,063
                                                      ----------
                                                          47,629
                                                      ----------
U.S. TREASURIES - 89.1%
U.S. Treasury Bond (STRIPS)
   0.000%, 11/15/04 (B)              100,795              98,637
U.S. Treasury Bonds
   11.875%, 11/15/03                   9,700              10,343
   9.375%, 02/15/06                   44,150              53,332
   5.000%, 08/15/11                    5,000               5,484
U.S. Treasury Note (TIPS)
   3.625%, 01/15/08                    3,766               4,214
U.S. Treasury Notes
   2.875%, 06/30/04                   15,000              15,307
   2.125%, 10/31/04                   22,000              22,271
   1.625%, 01/31/05                   13,000              13,043
   7.000%, 07/15/06                   82,750              95,434
   6.500%, 10/15/06                   16,550              18,929
   6.000%, 08/15/09                   23,600              27,376
   5.000%, 02/15/11                   15,500              17,035
   4.000%, 11/15/12                   13,000              13,189
   3.875%, 02/15/13                   12,500              12,555
                                                      ----------
                                                         407,149
                                                      ----------
TOTAL U.S. GOVERNMENT & AGENCY SECURITIES
   (Cost $428,707)                                       454,778
                                                      ----------
RELATED PARTY MONEY MARKET FUND - 0.9%
First American Prime
 Obligations Fund, Class Y (C)     3,830,185               3,830
                                                      ----------
TOTAL RELATED PARTY MONEY MARKET FUND
   (Cost $3,830)                                           3,830
                                                      ----------
TOTAL INVESTMENTS - 100.4%
   (Cost $432,537)                                       458,608
                                                      ----------
OTHER ASSETS AND LIABILITIES, NET - (0.4)%                (1,681)
                                                      ----------
TOTAL NET ASSETS - 100.0%                               $456,927
                                                      ----------

(A) On March 31, 2003, the total cost of investments purchased on a when-issued basis was $4,995,313.

(B)  Principal only.

(C) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements.

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

STRIPS - Separate Trading of Registered Interest and Principal of Securities

TIPS - Treasury Inflation Protection Security

INTERMEDIATE TERM BOND FUND

DESCRIPTION                    PAR (000)             VALUE (000)
----------------------------------------------------------------
CORPORATE BONDS - 48.0%
CONSUMER GOODS - 2.5%
Bristol-Myers Squibb
   4.750%, 10/01/06                  $ 2,725             $ 2,891
Colgate-Palmolive, Series B
   7.090%, 05/18/05                    4,130               4,585
Conagra Foods
   7.875%, 09/15/10                    7,100               8,554
General Mills
   6.000%, 02/15/12                    8,000               8,795
Kraft Foods
   6.250%, 06/01/12                    3,500               3,643
Proctor & Gamble
   8.000%, 11/15/03                       50                  52
Tyson Foods
   6.625%, 10/01/04                    5,165               5,347
                                                      ----------
                                                          33,867
                                                      ----------
ENERGY - 2.6%
Amerada Hess
   6.650%, 08/15/11                    4,360               4,732
Anadarko Petroleum
   6.125%, 03/15/12                    4,000               4,400
BP Amoco
   8.500%, 04/15/07                    1,000               1,180
Conoco
   5.900%, 04/15/04                    3,500               3,651
Conoco Funding
   6.350%, 10/15/11 (A)                3,000               3,387
Duke Capital
   7.250%, 10/01/04 (A)                1,500               1,542
Occidental Petroleum
   4.250%, 03/15/10                    5,000               5,011
Oneok
   7.750%, 08/15/06                    2,500               2,757
Southern California Gas
   4.800%, 10/01/12                    3,000               3,092
Texaco Capital
   7.090%, 02/01/07                    1,000               1,138
Valero Energy
   6.875%, 04/15/12 (A)                3,415               3,668
                                                      ----------
                                                          34,558
                                                      ----------
FINANCE - 22.9%
ABN AMRO
   7.250%, 05/31/05 (A)                6,800               7,528
Aetna Services
   6.750%, 09/15/13                    1,375               1,523
Amsouth Bancorp
   7.750%, 05/15/04                    2,525               2,692
Associated P&C Holdings
   6.750%, 07/15/03 (B)                1,500               1,517
Bank of America
   7.125%, 09/15/06                    5,000               5,712
Bank One
   6.625%, 04/15/03                       50                  50
BankBoston
   6.375%, 04/15/08                    1,450               1,609
Bear Stearns
   6.875%, 10/01/05                    5,000               5,526
Boeing Capital
   5.800%, 01/15/13                    5,000               4,955

The accompanying notes are an integral part of the financial statements.

IDESCRIPTION                    PAR (000)             VALUE (000)
----------------------------------------------------------------
Citigroup
   5.625%, 08/27/12 (A)              $ 7,000            $  7,476
Core Investment Grade Trust
   4.727%, 11/30/07 (A)               43,045              43,833
Countrywide Home Loans, Series K
   4.250%, 12/19/07 (A)                8,025               8,232
Credit Suisse First Boston
   5.875%, 08/01/06                    3,500               3,772
Ford Motor Credit
   5.800%, 01/12/09                   14,400              12,760
General Electric Capital, Series A
   4.250%, 01/15/08 (A)               20,000              20,763
General Motors Acceptance
   6.125%, 08/28/07 (A)               18,250              18,576
Goldman Sachs
   5.500%, 11/15/14                    7,500               7,753
Household Finance
   4.625%, 01/15/08                   16,310              16,779
HSBC Bank
   6.950%, 03/15/11                    4,225               4,927
International Lease Finance
   5.700%, 11/03/03                    2,000               2,050
 Series G
   8.150%, 10/01/04                    2,500               2,697
J. P. Morgan Chase
   4.000%, 02/01/08 (A)               10,625              10,789
   6.625%, 03/15/12 (A)                2,050               2,286
John Deere Capital
   5.520%, 04/30/04                    3,000               3,120
   7.000%, 03/15/12                    3,125               3,623
Key Bank
   7.000%, 02/01/11                    4,000               4,607
Lehman Brothers Holdings
   11.625%, 05/15/05                   2,450               2,889
MBNA America Bank
   6.750%, 03/15/08 (B)                5,075               5,428
Merrill Lynch, Series B
   2.470%, 03/10/06                    6,060               5,962
Morgan Stanley
   3.625%, 04/01/08 (A)                9,705               9,668
   6.799%, 06/15/12 (B)               33,090              36,582
National Rural Utilities
   5.750%, 08/28/09                    3,850               4,140
Newcourt Credit Group
 Series A
   7.125%, 12/17/03                    1,785               1,833
 Series B
   6.875%, 02/16/05                    2,800               2,961
Safeco
   7.875%, 04/01/05                    1,000               1,000
Sears Roebuck Acceptance
   6.700%, 04/15/12 (A)                2,000               2,017
Suntrust Banks
   6.125%, 02/15/04                    3,000               3,121
Synovus Financial
   6.125%, 10/15/03                    3,000               3,075
Wachovia
   7.050%, 08/01/05                    7,000               7,788
Washington Mutual Bank
   5.500%, 01/15/13 (A)                2,375               2,499
Wells Fargo
   6.375%, 08/01/11 (A)                6,700               7,578
Westdeutsche Landesbank
   6.750%, 06/15/05                  $ 6,415            $  6,988
                                                      ----------
                                                         308,684
                                                      ----------
MANUFACTURING - 3.8%
Aluminum Company of America
   5.375%, 01/15/13                    3,000               3,140
Centex
   7.500%, 01/15/12                    3,000               3,395
DaimlerChrysler
   4.750%, 01/15/08                   10,500              10,599
Delphi Auto Systems
   6.550%, 06/15/06 (A)                4,000               4,279
Dupont
   8.125%, 03/15/04                    1,000               1,060
Lockheed Martin
   7.700%, 06/15/08                    5,750               6,755
Praxair
   6.900%, 11/01/06                    1,000               1,125
Raytheon
   6.150%, 11/01/08                   10,500              11,401
Tyco International
   4.950%, 08/01/03 (A)                3,000               3,000
Weyerhaeuser
   5.250%, 12/15/09                    6,500               6,650
                                                      ----------
                                                           51,404
                                                      ----------
REAL ESTATE - 1.2%
Boston Properties (REIT)
   6.250%, 01/15/13 (B)                3,245               3,396
EOP Operating
   6.750%, 02/15/08                    5,000               5,542
Mack-Cali Realty (REIT)
   7.250%, 03/15/09                    3,500               3,944
Security Capital Group
   7.750%, 11/15/03                    3,700               3,850
                                                      ----------
                                                          16,732
                                                      ----------
SERVICES - 4.6%
AOL Time Warner
   6.875%, 05/01/12                    9,975              10,599
AT&T Broadband
   8.375%, 03/15/13                    8,000               9,427
Dayton Hudson
   5.875%, 11/01/08                    5,000               5,528
Federated Department Stores
   6.625%, 09/01/08                    3,825               4,202
Kroger
   7.450%, 03/01/08                    8,015               9,129
News America
   6.625%, 01/09/08 (A)                5,000               5,498
UnitedHealth Group
   6.600%, 12/01/03                    6,225               6,434
Viacom
   5.625%, 08/15/12 (A)                2,000               2,135
Wyeth
   5.250%, 03/15/13 (A)                8,550               8,782
                                                      ----------
                                                          61,734
                                                      ----------
TRANSPORTATION - 1.2%
Federal Express, Series A2
   7.890%, 09/23/08                      602                 686
Louisville & Nashville Railroad, Series F
   3.375%, 04/01/03 (C)                  636                 636

DESCRIPTION                      PAR (000)            VALUE (000)
----------------------------------------------------------------
Northwest Airlines, Series 2001-01, Class A-1
   7.041%, 04/01/22                 $  5,000            $  4,500
Southwest Airlines, Series 2001-1, Class A-1
   5.100%, 05/01/06                    3,327               3,540
Union Pacific
   6.625%, 02/01/08 (A)                6,000               6,795
                                                      ----------
                                                          16,157
                                                      ----------
UTILITIES - 8.8%
AT&T
   7.500%, 04/01/04                    1,150               1,196
   7.000%, 11/15/06 (A)                7,460               7,861
AT&T Wireless Services
   7.875%, 03/01/11                    1,000               1,090
   8.125%, 05/01/12                    1,895               2,066
Baltimore Gas & Electric
   5.250%, 12/15/06                    4,985               5,205
Bellsouth Capital Funding
   7.750%, 02/15/10                    3,000               3,586
British Telecom
   8.375%, 12/15/10                    2,000               2,417
Citizens Communications
   7.625%, 08/15/08 (A)               12,970              14,818
Conectiv, Series A
   6.730%, 06/01/06                    4,200               4,469
Constellation Energy
   7.000%, 04/01/12 (A)                3,550               3,953
Deutsche Telecom
   8.000%, 06/15/10                    2,000               2,337
Dominion Resources
   3.875%, 01/15/04                    4,500               4,561
DTE Energy
   7.050%, 06/01/11                    2,570               2,923
FPL Group Capital
   7.625%, 09/15/06                    4,540               5,151
France Telecom
   9.250%, 03/01/11 (D)                3,525               4,223
GTE California
   6.700%, 09/01/09                    1,000               1,130
Northern State Power - Minnesota, Series B
   8.000%, 08/28/12                    5,500               6,741
Oncor Electric Delivery
   6.375%, 01/15/15 (B)                4,000               4,358
Pepco Holdings
   3.750%, 02/15/06                    5,000               5,055
PG&E
   6.250%, 08/01/03                       50                  50
PSEG Power
   6.950%, 06/01/12 (A)                4,500               4,974
PSI Energy
   7.850%, 10/15/07                    3,450               3,788
SBC Communications
   5.875%, 08/15/12                    2,000               2,173
Southern Capital Funding, Series A
   5.300%, 02/01/07                    4,000               4,249
Southwestern Bell Telephone, Series C
   6.560%, 11/15/05                    1,000               1,105
Sprint Capital
   6.125%, 11/15/08                    3,760               3,741
   6.375%, 05/01/09 (A)                3,000               2,977
Verizon Global Funding
   7.250%, 12/01/10                    3,750               4,340
   6.875%, 06/15/12 (A)                3,925               4,471
Vodafone Group
   7.625%, 02/15/05 (A) (B)          $ 3,500             $ 3,855
                                                      ----------
                                                         118,863
                                                      ----------
YANKEE - 0.4%
Pemex Project
   9.125%, 10/13/10                    3,500               4,060
Pohang Iron & Steel
   7.125%, 07/15/04                      875                 924
Sweden Kingdom, Callable 11/01/10 @ 100
   10.250%, 11/01/15                     400                 538
                                                      ----------
                                                           5,522
                                                      ----------
TOTAL CORPORATE BONDS
   (Cost $629,157)                                       647,521
                                                      ----------
U.S. GOVERNMENT & AGENCY SECURITIES - 28.4%
U.S. AGENCY DEBENTURES - 16.4%
FFCB
   4.250%, 07/01/03 (A)               10,000              10,077
   6.100%, 11/04/04 (A)                6,350               6,811
   5.750%, 09/01/05 (A)                5,000               5,455
FHLB
   4.500%, 07/07/03 (A)               10,000              10,089
   6.250%, 08/13/04 (A)                3,000               3,197
   3.875%, 12/15/04 (A)                5,000               5,199
   6.060%, 05/24/06 (A)                5,000               5,565
   6.090%, 06/02/06 (A)                4,000               4,460
   6.375%, 08/15/06 (A)                6,000               6,769
   5.795%, 06/19/08 (A)                  500                 563
FHLMC
   5.750%, 07/15/03 (A)               10,000              10,132
   6.875%, 01/15/05 (A)               13,000              14,220
   2.625%, 05/13/05,
     Callable 05/13/03 @ 100 (A)       5,000               5,006
   5.950%, 01/19/06 (A)                6,000               6,624
   3.500%, 09/15/07 (A)               13,505              13,859
   3.250%, 02/25/08,
     Callable 02/25/05 @ 100          13,000              13,053
FNMA
   4.750%, 11/14/03 (A)               15,000              15,337
   5.125%, 02/13/04 (A)                5,000               5,173
   2.400%, 11/19/04,
     Callable 05/19/03 @ 100 (A)       5,000               5,006
   7.125%, 02/15/05 (A)                5,000               5,509
   3.875%, 03/15/05 (A)                  500                 522
   6.400%, 09/27/05 (A)                6,000               6,657
   6.000%, 12/15/05 (A)                  375                 414
   2.750%, 12/16/05,
     Callable 12/16/03 @ 100 (A)      13,300              13,400
   2.625%, 04/21/06,
     Callable 04/21/04 @ 100 (E)      13,000              13,001
   5.250%, 08/01/12                   26,000              27,146
TVA
   6.375%, 06/15/05 (A)                8,000               8,663
                                                      ----------
                                                         221,907
                                                      ----------
U.S. TREASURIES - 12.0%
U.S. Treasury Bond (STRIPS)
   0.000%, 11/15/04 (A) (F)           50,650              49,566
U.S. Treasury Bonds
   13.750%, 08/15/04 (A)               8,000               9,358
   9.875%, 11/15/15 (A)                5,000               7,732
U.S. Treasury Notes
   5.500%, 05/31/03 (A)                5,000               5,036
   3.250%, 12/31/03 (A)               18,450              18,750
   1.625%, 01/31/05 (A)                1,250               1,254
   1.500%, 02/28/05 (A)                4,475               4,479
   3.000%, 02/15/08                    6,500               6,577
   5.000%, 08/15/11 (A)               23,000              25,225

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                       PAR (000)           VALUE (000)
----------------------------------------------------------------
   3.875%, 02/15/13 (A)           $   33,499            $ 33,645
                                                      ----------
                                                         161,622
                                                      ----------
TOTAL U.S. GOVERNMENT & AGENCY SECURITIES
   (Cost $371,432)                                       383,529
                                                      ----------
ASSET-BACKED SECURITIES - 7.8%
AUTOMOBILES - 3.0%
Capital One Auto Finance Trust
 Series 2002-1, Class A4
   4.160%, 07/15/07                    3,000               3,153
 Series 2001-A, Class A4
   5.400%, 05/15/08                    5,000               5,307
Honda Auto Receivables Owner Trust
 Series 2002-4, Class A4
   2.700%, 03/17/08                    7,345               7,416
MMCA Automobile Trust
 Series 2002-2, Class A4
   4.300%, 03/15/10                    4,525               4,613
Toyota Auto Receivables Owners Trust
 Series 2002-B, Class A4
   4.390%, 05/15/09                    6,000               6,310
Whole Auto Loan Trust
 Series 2002-1, Class A3
   2.600%, 08/15/06                   13,000              13,208
                                                      ----------
                                                          40,007
                                                      ----------
COMMERCIAL - 0.3%
Morgan Stanley Capital Investments
 Series 1999-FNV1, Class A1
   6.120%, 03/15/31                    4,002               4,316
                                                      ----------
CREDIT CARDS - 2.4%
Citibank Credit Card Issuance Trust
 Series 2003-A2, Class A2
   2.700%, 01/15/08 (A)               10,000              10,115
Citibank Credit Card Master Trust I
 Series 1997-6, Class A
   0.000%, 08/15/06 (F)                2,275               2,223
MBNA Credit Card Master Note Trust
 Series 2003-A1, Class A1
   3.300%, 07/15/10                   12,560              12,621
MBNA Master Credit Card Trust
 Series 1998-D, Class A
   5.800%, 12/15/05                    4,000               4,049
Sears Credit Account Master Trust
 Series 2000-1, Series A
   7.250%, 11/15/07                    4,000               4,075
                                                      ----------
                                                          33,083
                                                      ----------
HOME EQUITY - 2.0%
Advanta Mortgage Loan Trust
 Series 1997-1, Class A5
   7.350%, 05/25/27                    $ 660              $  674
AFC Home Equity Loan Trust
 Series 1996-4, Class 1A7
   6.860%, 03/25/27                    3,101               3,242
Amresco Residential Security Mortgage
 Series 1997-3, Class A9
   6.960%, 03/25/27                    3,693               3,728
Contimortgage Home Equity Loan Trust
Series 1997-5, Class A5
   6.630%, 12/15/20                    1,421               1,448
Series 1997-2, Class A9
   7.090%, 04/15/28                    2,007               2,012
Series 1997-3, Class A9
   7.120%, 08/15/28               $    4,074          $    4,305
Delta Funding Home Equity Loan Trust
 Series 1997-4, Class A5F
   6.670%, 01/25/28                      952               1,041
EQCC Home Equity Loan Trust
 Series 1996-1, Class A4
   6.560%, 03/15/23                      825                 829
 Series 1997-1, Class A7
   7.120%, 05/15/28                    1,174               1,207
Mellon Residential Funding
 Series 2001-HEIL, Class A3
   5.945%, 02/25/11                    5,000               5,067
Prudential Securities Financial
 Series 1993-8, Class A
   5.775%, 11/15/14                    1,241               1,241
 Series 1994-5, Class A1
   5.660%, 05/25/24                    1,175               1,201
Residential Asset Securities
 Series 1998-KS1, Class AI9
   6.440%, 03/25/28                      688                 715
                                                      ----------
                                                          26,710
                                                      ----------
MANUFACTURED HOUSING - 0.1%
Green Tree Financial
 Series 1996-9, Class A5
   7.200%, 01/15/28                      476                 480
Green Tree Home Improvement Loan Trust
 Series 1997-E, Class HEA6
   6.620%, 01/15/29                      994                 999
                                                      ----------
                                                           1,479
                                                      ----------
TOTAL ASSET-BACKED SECURITIES
   (Cost $103,370)                                       105,595
                                                      ----------
CMO - U.S. GOVERNMENT AGENCY
    MORTGAGE-BACKED SECURITIES - 5.9%
FIXED RATE - 5.9%
FHLMC REMIC
 Series 2483, Class DA
   5.500%, 06/15/08 (A)                5,000               5,080
 Series 2496, Class OA
   5.000%, 09/15/08 (A)                5,000               5,079
 Series 1606, Class H
   6.000%, 11/15/08 (A)                4,125               4,400
 Series 2503, Class JA
   5.500%, 07/15/10                    4,089               4,185
 Series 2389, Class VA
   6.000%, 02/15/11 (A)                4,467               4,812
 Series 2358, Class PA
   6.000%, 06/15/11                    2,294               2,314
 Series 2440, Class NJ
   6.000%, 01/15/18 (A)                7,000               7,102
 Series 2500, Class PA
   5.000%, 06/15/18                    4,674               4,784
 Series 2456, Class CD
   5.500%, 06/15/19 (A)                4,398               4,457
 Series 1167, Class E
   7.500%, 11/15/21                      120                 128
 Series 1286, Class A
   6.000%, 05/15/22                      393                 405
 Series 1633, Class PK
   6.000%, 09/15/22 (A)                5,643               5,807
 Series 1634, Class PH
   6.000%, 11/15/22                    4,557               4,730
 Series 2166, Class AC
   6.500%, 03/15/26                      987                 996

DESCRIPTION                       PAR (000)           VALUE (000)
----------------------------------------------------------------
FNMA REMIC
 Series 1993-83, Class VD
   6.500%, 07/25/04 (A)            $   3,770             $ 3,784
 Series 1993-55, Class J
   6.500%, 11/25/07                      577                 599
 Series 2002-55, Class QR
   5.000%, 02/25/09 (A)                5,000               5,082
 Series 2002-49, Class KJ
   4.500%, 12/25/09 (A)                5,000               5,117
 Series 2002-70, Class QL
   4.500%, 12/25/17 (A)                3,700               3,819
 Series 1990-89, Class K
   6.500%, 07/25/20                       76                  80
 Series 1996-10, Class C
   6.500%, 12/25/23 (A)                1,216               1,226
GNMA REMIC
 Series 2001-62, Class VK
   6.500%, 01/16/11 (A)                4,472               4,850
                                                      ----------
TOTAL CMO - U.S. GOVERNMENT AGENCY
   MORTGAGE-BACKED SECURITIES
   (Cost $78,621)                                         78,836
                                                      ----------
U.S. GOVERNMENT AGENCY
    MORTGAGE-BACKED SECURITIES - 3.4%
FIXED RATE - 3.4%
FHLMC
   7.000%, 08/01/07, #183713               2                   2
FHLMC Gold Pool
   5.500%, 09/01/06, #G40394 (A)       2,604               2,693
   5.500%, 03/01/16, #E00960 (A)       5,823               6,072
   6.000%, 04/01/29, #C00748 (A)       2,600               2,698
FNMA Pool
   7.250%, 07/01/04, #034511              10                  10
   6.000%, 07/01/06, #252632             926                 959
   6.000%, 08/01/08, #050776             409                 430
   5.500%, 02/01/14, #440780 (A)       4,192               4,387
   6.000%, 03/01/16, #535791 (A)       7,836               8,242
   5.500%, 04/01/16, #572856 (A)       2,963               3,077
   10.000%, 11/01/18, #050145            303                 341
   9.000%, 12/01/20, #303753             351                 381
   9.500%, 06/01/21, #341727             127                 142
   6.000%, 05/01/29, #323715 (A)       2,632               2,736
   6.000%, 02/01/31, #562842 (A)       2,426               2,517
   6.000%, 03/01/31, #570874 (A)       3,679               3,818
   6.000%, 09/01/32, #652304 (A)       5,529               5,731
GNMA Pool
   9.000%, 08/15/21, #312046             529                 590
   9.000%, 05/20/25, #002007             123                 135
   8.500%, 07/20/25, #002038             213                 233
                                                      ----------
TOTAL U.S. GOVERNMENT AGENCY
   MORTGAGE-BACKED SECURITIES
   (Cost $42,796)                                         45,194
                                                      ----------
CMO - PRIVATE MORTGAGE-BACKED SECURITIES - 3.2%
FIXED RATE - 3.2%
Greenwich Capital Commercial Funding
 Series 2002-C1, Class A4
   4.948%, 01/11/35                   10,000              10,255
HSBC Mortgage Loan Trust
 Series 2000-HSB1, Class A3
   7.110%, 12/16/30                      601                 602
Nomura Asset Securities
 Series 1998-D6, Class A1B
   6.590%, 03/15/30 (A)               11,675              13,256
Norwest Asset Securities
Series 1999-15, Class A1
   6.250%, 06/25/14                $   2,017          $    2,067
Residential Accredit Loans
 Series 1997-QS13, Class M3
   7.250%, 12/25/27                    2,706               2,902
Salomon Brothers Mortgage Securities
 Series 1986-1, Class A
   6.000%, 12/25/11                      339                 349
Wachovia Bank Commercial Mortgage Trust
 Series 2002-C1, Class A4
   6.287%, 04/15/34 (A)               11,400              12,751
Washington Mutual
 Series 1999-WM2, Class 2A
   7.000%, 11/19/14                    1,118               1,149
Westam Mortgage Financial
 Series 11, Class A
   6.360%, 08/26/20                      208                 221
                                                      ----------
TOTAL CMO - PRIVATE MORTGAGE-BACKED SECURITIES
   (Cost $42,642)                                         43,552
                                                      ----------
FOREIGN GOVERNMENT BOND - 0.3%
MEXICO - 0.3%
United Mexican States
   7.500%, 01/14/12 (A)                3,500               3,806
                                                      ----------
TOTAL FOREIGN GOVERNMENT BOND
   (Cost $3,599)                                           3,806
                                                      ----------
MUNICIPAL BOND - 0.0%
Orange California Redevelopment Agency,
 Tax Allocation Revenue (C)
   6.500%, 10/01/03                       25                  26
                                                      ----------
TOTAL MUNICIPAL BOND
   (Cost $25)                                                 26
                                                      ----------
RELATED PARTY MONEY MARKET FUND - 3.0%
First American Prime
 Obligations Fund, Class Y (G)    40,227,359              40,227
                                                      ----------
TOTAL RELATED PARTY MONEY MARKET FUND
   (Cost $40,227)                                         40,227
                                                      ----------
INVESTMENTS PURCHASED WITH CASH PROCEEDS
    FROM SECURITIES LENDING - 40.2%
COMMERCIAL PAPER - 5.7%
CS First Boston
   1.638%, 12/01/03                    9,501               9,501
Danske Bank
   1.508%, 12/22/03                    9,501               9,501
Goldman Sachs
   1.518%, 08/28/03                   12,351              12,351
Morgan Stanley
   1.518%, 06/17/03                    4,751               4,751
   1.518%, 07/08/03                    3,420               3,420
   1.518%, 09/22/03                    4,751               4,751
Orchard Park
   1.475%, 01/06/04                    9,501               9,501
UBS Financial
   1.390%, 04/01/03                   23,749              23,749
                                                      ----------
TOTAL COMMERCIAL PAPER                                    77,525
                                                      ----------
CORPORATE OBLIGATIONS - 4.4%
CS First Boston
   1.760%, 04/11/03                    9,501               9,501
Deutsche Bank
   1.470%, 04/11/03                    4,750               4,750
   1.580%, 12/11/03                    3,800               3,800

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                    PAR (000)/SHARES       VALUE (000)
----------------------------------------------------------------
General Electric Capital Corporation
   1.355%, 07/09/07                $   4,751             $ 4,751
Merrill Lynch
   1.538%, 05/05/03                    8,076               8,076
Monet Trust
   1.360%, 12/28/03                    9,501               9,501
SMM Trust 2002-M
   1.450%, 09/23/03                    9,501               9,501
URI Trust
   1.460%, 09/18/03                    9,501               9,501
                                                      ----------
TOTAL CORPORATE OBLIGATIONS                               59,381
                                                      ----------
MONEY MARKET FUNDS - 3.8%
AIM Liquid Assets Portfolio       16,151,569              16,152
Dreyfus Cash Manage Plus Fund        950,092                 950
Evergreen Institutional Money
  Market Fund                      3,325,323               3,325
HSBC Investor Money Market
  Fund - Class I                   2,850,277               2,850
Merrill Lynch Premier
  Institutional Fund              18,401,878              18,402
Merrimac Cash Series Fund          2,850,277               2,850
One Group Institutional Prime
 Money Market Fund                 5,700,554               5,701
Reserve Primary Fund                 475,046                 475
                                                      ----------
TOTAL MONEY MARKET FUNDS                                  50,705
                                                      ----------
OTHER SHORT-TERM INVESTMENTS - 3.6%
Allied Irish Bank
   1.340%, 05/09/03                $   9,501               9,501
   1.330%, 06/02/03                    4,751               4,751
Commonwealth Life
   1.678%, 04/01/03                    4,797               4,797
General Electric Capital Assurance
   1.370%, 12/19/03                    1,900               1,900
Premium Asset Trust 02-7
   1.060%, 08/23/03                    6,052               6,052
Security Life Denver
   1.381%, 01/13/04                   12,351              12,351
   1.490%, 03/15/04                    9,501               9,501
                                                      ----------
TOTAL OTHER SHORT-TERM INVESTMENTS                        48,853
                                                      ----------
REPURCHASE AGREEMENTS - 22.7%
Bear Stearns
   1.420%, 04/10/03                   19,002              19,002
CS First Boston
   1.370%, 04/01/03                   19,002              19,002
   1.380%, 04/01/03                   23,752              23,752
   1.380%, 04/01/03                    2,945               2,945
Goldman Sachs
   1.520%, 04/01/03                   14,251              14,251
   1.420%, 04/07/03                    9,501               9,501
   1.360%, 06/10/03                    4,750               4,750
   1.400%, 06/11/03                    4,750               4,750
Greenwich Capital Markets
   1.430%, 04/01/03                   28,503              28,503
Lehman Brothers
   1.560%, 04/01/03                    9,501               9,501
   1.640%, 04/01/03                    7,126               7,126
   1.640%, 04/01/03                   30,878              30,878
Merrill Lynch
   1.360%, 04/01/03                   28,503              28,503
   1.500%, 04/01/03                   14,251              14,251
   1.560%, 04/01/03                   11,876              11,876
   1.560%, 04/01/03                   19,002              19,002
Morgan Stanley
   1.470%, 04/01/03                   14,251              14,251
   1.510%, 04/01/03               $   29,548          $   29,548
Salomon Smith Barney
   1.540%, 04/01/03                   14,251              14,251
                                                      ----------
TOTAL REPURCHASE AGREEMENTS                              305,643
                                                      ----------
TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS
   FROM SECURITIES LENDING
   (Cost $542,107)                                       542,107
                                                      ----------
TOTAL INVESTMENTS - 140.2%
   (Cost $1,853,976)                                   1,890,393
                                                      ----------
OTHER ASSETS AND LIABILITIES, NET - (40.2)%             (541,878)
                                                      ----------
TOTAL NET ASSETS - 100.0%                             $1,348,515
                                                      ----------

(A) This security or a portion of this security is out on loan at March 31, 2003. Total loaned securities had a value of $531,027,566 at March 31, 2003. See note 2 in Notes to Financial Statements.

(B) Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the Funds' board of directors. As of March 31, 2003, the value of these investments was $55,136,500 or 4.1% of total net assets.

(C) Securities considered illiquid or restricted. See note 2 in Notes to Financial Statements.

(D) Delayed Interest (Step-Bonds) - Represents securities that remain zero-coupon securities until a predetermined date at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Interest rate shown represents current yield at March 31, 2003, based upon the estimated timing and amount of future interest and principal payments.

(E) On March 31, 2003, the total cost of investments purchased on a when-issued basis was $12,987,813.

(F)  Principal only.

(G) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements.

CMO  - Collateralized Mortgage Obligation

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Assocation

GNMA - Government National Mortgage Association

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

STRIPS - Separate Trading of Registered Interest and Principal of Securities

TVA  - Tennessee Valley Authority

SHORT TERM BOND FUND

DESCRIPTION                        PAR (000)          VALUE (000)
----------------------------------------------------------------
ASSET-BACKED SECURITIES - 30.6%
AUTOMOBILES - 9.3%
AESOP Funding II
 Series 2003-2A, Class A1
   2.740%, 06/20/07 (D)             $ 10,000            $ 10,073
Americredit Automobile Receivables Trust
 Series 2002-C, Class A2
   1.940%, 08/12/05                    5,250               5,259
Auto Bond Receivables Trust
 Series 1993-I, Class A
   6.125%, 11/15/21 (A) (B)              106                  --
Capital Auto Receivables Asset Trust
 Series 2001-2, Class A3
   4.600%, 09/15/05                    2,500               2,516
 Series 2002-5, Class A3B
   2.300%, 04/17/06                    3,000               3,033
 Series 2001-2, Class A4
   5.000%, 12/15/06                    6,000               6,230
Capital One Auto Finance Trust
 Series 2001-A, Class A4
   5.400%, 05/15/08                    3,000               3,184
Chase Manhattan Auto Owner Trust
 Series 2001-A, Class A3
   4.550%, 08/15/05                    1,389               1,410
DaimlerChrysler Auto Trust
 Series 2000-E, Class A3
   6.110%, 11/08/04                    4,448               4,496
 Series 2000-D, Class A3
   6.660%, 01/08/05                    1,512               1,531
DaimlerChrysler Master Owner Trust
 Series 2002-A, Class A
   1.349%, 05/15/07 (C)                5,000               5,001
Ford Credit Auto Owner Trust
 Series 2000-G, Class A4
   6.620%, 07/15/04                      707                 713
 Series 2001-B, Class A5
   5.360%, 06/15/05                    3,000               3,101
Honda Auto Receivables Owner Trust
 Series 2003-1, Class A3
   1.920%, 11/20/06                    4,000               4,008
 Series 2002-4, Class A4
   2.700%, 03/17/08                    3,500               3,534
Household Automotive Trust
 Series 2001-2, Class A3
   4.830%, 03/17/06                    2,596               2,640
Navistar Financial Owner Trust
 Series 2002-B, Class A3A
   1.533%, 03/15/07 (C)                6,500               6,499
Nissan Auto Lease Trust
 Series 2002-A, Class A3B
   2.560%, 08/15/07 (D)                7,000               7,096
Nissan Auto Receivables Owner Trust
 Series 2002-C, Class A4
   3.330%, 01/15/08                    4,600               4,728
Toyota Auto Receivables Owner Trust
 Series 2003-A, Class A4
   2.200%, 03/15/10                    4,000               3,956
WFS Financial Owner Trust
 Series 2002-4, Class A3A
   2.390%, 08/20/07                    6,000               6,056
                                                      ----------
                                                          85,064
                                                      ----------
CREDIT CARDS - 9.3%
American Express Credit Account Master Trust
 Series 2002-3, Class A
   1.397%, 12/15/09 (C)              $ 5,000             $ 4,996
Bank One Issuance Trust
 Series 2002-A3, Class A3
   3.590%, 05/17/10 (E)                6,000               6,103
Capital One Master Trust
 Series 1998-4, Class A
   5.430%, 01/15/07                    5,000               5,115
 Series 2001-7A, Class A
   3.850%, 08/15/07                    5,000               5,126
 Series 2001-8A, Class A
   4.600%, 08/17/09                    6,000               6,329
Citibank Credit Card Issuance Trust
 Series 2001-A8, Class A8
   4.100%, 12/07/06                    3,700               3,851
Dayton Hudson Credit Card Master Trust
 Series 1998-1, Class A
   5.900%, 05/25/06                    3,570               3,619
Discover Card Master Trust I
 Series 2000-9, Class A
   6.350%, 01/15/06                    2,000               2,198
 Series 1993-3, Class A
   6.200%, 05/16/06                    2,200               2,265
 Series 2001-5, Class A
   5.300%, 11/15/06                    4,980               5,196
 Series 1999-6, Class A
   6.850%, 07/15/07                    5,000               5,440
Fleet Credit Card Master Trust II
 Series 2003-A, Class A
   2.400%, 07/15/08 (E)                8,500               8,522
Household Private Label Credit Card Trust
 Series 2001-2, Class A
   4.950%, 06/16/08                    2,000               2,088
MBNA Master Credit Card Trust
 Series 1997-I, Class A
   6.550%, 01/15/07                    3,500               3,738
 Series 1999-M, Class A
   6.600%, 04/16/07                    2,000               2,152
Nationsbank Credit Card Master Trust
 Series 1993-2, Class A
   6.000%, 12/15/05                    7,275               7,508
Sears Credit Account Master Trust
 Series 1999-3, Class A
   6.450%, 11/17/09                    2,000               2,140
Standard Credit Card Master Trust
 Series 1993-2, Class A
   5.950%, 10/07/04                    3,000               3,058
World Financial Network Credit Card Master Trust
 Series 1996-B, Class A
   6.950%, 04/15/06                    5,400               5,435
                                                      ----------
                                                          84,879
                                                      ----------
EQUIPMENT LEASES - 0.4%
CIT Equipment Collateral
 Series 2001-1, Class A3
   5.230%, 10/20/04                      827                 834
 Series 2001-A, Class A4
   4.840%, 09/20/12                    2,981               3,122
First Sierra Receivables
 Series 2000-2, Class A3
   7.490%, 12/18/03                       44                  44
                                                      ----------
                                                           4,000
                                                      ----------

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                        PAR (000)          VALUE (000)
----------------------------------------------------------------
HOME EQUITY - 7.3%
Aames Mortgage Trust
 Series 2002-1, Class A2
   5.378%, 06/25/29 (F)              $ 3,800             $ 3,995
Advanta Mortgage Loan Trust
 Series 2000-2, Class A4
   7.930%, 04/25/23 (F)                2,300               2,494
AFC Home Equity Loan Trust
 Series 1997-2, Class 1A5
   6.970%, 06/25/27                      956               1,024
Chase Funding Mortgage Loan
 Series 2002-4, Class 1A2
   2.810%, 10/25/17                    4,000               4,038
 Series 2003-1, Class 2A1
   2.176%, 12/25/21                    5,408               5,419
 Series 1998-1, Class IA4
   6.340%, 04/25/25                    3,004               3,050
Contimortgage Home Equity Loan Trust
 Series 1998-2, Class A7
   6.570%, 03/15/23                    2,000               2,125
Emergent Home Equity Loan Trust
 Series 1997-3, Class A5
   7.290%, 10/20/28                    2,599               2,783
EQCC Home Equity Loan Trust
 Series 1997-3, Class A8
   6.410%, 12/15/04                    1,551               1,580
Equivantage Home Equity Loan Trust
 Series 1996-1, Class A
   6.550%, 10/25/25                      719                 754
 Series 1996-4, Class A
   6.750%, 01/25/28                    1,808               1,828
FNMA
 Series 2002-W11, Class AF3
   3.318%, 11/25/32                    4,700               4,706
GE Home Equity Loan Trust
 Series 1991-1, Class B
   8.700%, 09/15/11                      537                 538
IMC Home Equity Loan Trust
 Series 1998-3, Class A7
   6.720%, 08/20/29 (F)                5,000               5,268
Irwin Home Equity
 Series 2001-2, Class 2A5
   6.520%, 02/25/27 (F)                3,900               4,291
Money Store Home Equity Trust
 Series 1993-B, Class A2
   6.975%, 07/15/08                      222                 222
 Series 1993-B, Class A3
   6.100%, 05/15/22                      345                 349
 Series 1994-A, Class A4
   6.275%, 12/15/22                      755                 777
 Series 1996-C, Class A6
   7.690%, 05/15/24                      952                 955
 Series 1996-D, Class A7
   7.110%, 04/15/25                    1,602               1,627
 Series 1997-B, Class A8
   6.900%, 07/15/38                      612                 626
New Century Home Equity Loan Trust
 Series 1997-NC6, Class A7
   7.190%, 01/25/29 (F)                4,665               4,982
Prudential Securities Financial
 Series 1994-5, Class A1
   5.660%, 05/25/24                      385                 393
Residential Asset Mortgage Products
 Series 2002-RS6, Class AI3
   3.821%, 01/25/28                  $ 7,000             $ 7,154
Saxon Asset Securities Trust
 Series 2001-1, Class AF5
   6.853%, 03/25/32 (F)                5,000               5,373
                                                      ----------
                                                          66,351
                                                      ----------
MANUFACTURED HOUSING - 0.2%
Oakwood Mortgage Investors
 Series 1999-A, Class A2
   5.890%, 04/15/29                    1,479               1,491
                                                      ----------
RECREATIONAL VEHICLES - 0.8%
Distribution Financial Services RV Trust
 Series 1999-3, Class A4
   6.650%, 03/15/11                    1,260               1,288
 Series 2001-1, Class A3
   4.740%, 05/15/13                    5,750               5,846
                                                      ----------
                                                           7,134
                                                      ----------
UTILITIES - 3.3%
Comed Transitional Funding Trust
 Series 1998-1, Class A5
   5.440%, 03/25/07                    5,500               5,763
Detroit Edison Securitization Funding
 Series 2001-1, Class A3
   5.875%, 03/01/10                    5,000               5,493
Massachusetts RRB Special Purpose Trust
 Series 1999-1, Class A4
   6.910%, 09/15/09                    5,200               5,828
Peco Energy Transition Trust
 Series 1999-A, Class A4
   5.800%, 03/01/07                    2,350               2,481
 Series 1999-A, Class A6
   6.050%, 03/01/09                    5,000               5,543
Public Service New Hampshire Funding
 Series 2001-1, Class A2
   5.730%, 11/01/10                    5,000               5,411
                                                      ----------
                                                          30,519
                                                      ----------
TOTAL ASSET-BACKED SECURITIES
   (Cost $272,889)                                       279,438
                                                      ----------
U.S. GOVERNMENT & AGENCY SECURITIES - 28.4%
U.S. AGENCY DEBENTURES - 20.2%
FFCB
   2.080%, 12/20/04                    3,000               3,030
FHLB
   5.375%, 01/05/04 (E)                5,725               5,910
   5.250%, 02/13/04 (E)                7,000               7,249
   4.875%, 04/16/04 (E)               10,000              10,384
   4.875%, 05/14/04 (E)                2,000               2,079
   3.625%, 10/15/04                    8,000               8,269
   4.000%, 02/15/05 (E)                5,000               5,222
   3.000%, 08/15/05 (E)                7,000               7,186
   5.375%, 02/15/06 (E)                5,000               5,446
   2.500%, 03/24/06, Callable
     09/24/03 @ 100                    7,500               7,501
   5.375%, 05/15/06 (E)                3,000               3,275
FHLMC
   3.250%, 11/15/04 (E)                6,000               6,171
   7.000%, 07/15/05 (E)                3,500               3,906
   2.875%, 09/26/05 (E)                7,775               7,822
   5.500%, 07/15/06                    3,000               3,299
   4.300%, 08/08/07 (E)                5,000               5,045

DESCRIPTION                        PAR (000)          VALUE (000)
----------------------------------------------------------------
FNMA
   4.750%, 03/15/04 (E)              $ 5,000           $   5,173
   6.500%, 08/15/04 (E)                6,000               6,415
   2.700%, 08/20/04 (E)                5,000               5,024
      1.875%, 12/15/04                 5,000               5,032
      2.020%, 02/28/05, Callable
        08/28/03 @ 100 (E)             3,200               3,206
   7.000%, 07/15/05 (E)               13,375              14,925
      3.000%, 11/14/05, Callable
        05/14/03 @ 100 (E)             6,500               6,511
   5.500%, 05/02/06 (E)               10,000              10,883
   4.375%, 10/15/06 (E)                5,000               5,323
   4.750%, 01/02/07 (E)                6,000               6,383
      3.500%, 10/15/07, Callable
        10/15/04 @ 100 (E)             5,000               5,060
      4.000%, 02/07/08, Callable
        05/07/03 @ 100 (E)             8,000               8,018
SLMA
   5.000%, 06/30/04 (E)                5,000               5,228
   3.375%, 07/15/04 (E)                5,500               5,644
                                                      ----------
                                                         184,619
                                                      ----------
U.S. TREASURIES - 8.2%
U.S. Treasury Notes
   3.000%, 02/29/04 (E)                8,000               8,134
   7.250%, 05/15/04 (E)                9,300               9,926
   2.250%, 07/31/04 (E)                7,000               7,089
   2.000%, 11/30/04 (E)                5,000               5,051
   1.750%, 12/31/04 (E)                8,000               8,047
   7.500%, 02/15/05 (E)                7,000               7,782
   6.750%, 05/15/05 (E)                8,000               8,862
   5.750%, 11/15/05 (E)                6,000               6,607
   3.500%, 11/15/06 (E)                5,000               5,212
   4.375%, 05/15/07 (E)                7,500               8,055
                                                      ----------
                                                          74,765
                                                      ----------
TOTAL U.S. GOVERNMENT & AGENCY SECURITIES
   (Cost $253,079)                                       259,384
                                                      ----------
CORPORATE BONDS - 25.1%
CONSUMER GOODS - 3.0%
Bristol-Myers Squibb
   4.750%, 10/01/06                    4,400               4,669
Colgate-Palmolive, Series D
   5.340%, 03/27/06                    2,950               3,159
Conagra Foods
   7.500%, 09/15/05                    8,207               9,129
Gillette, Callable 10/15/04 @ 100
   3.500%, 10/15/07                    6,000               6,030
Unilever Capital
   6.875%, 11/01/05 (E)                4,000               4,458
                                                      ----------
                                                          27,445
                                                      ----------
ENERGY - 0.7%
Conoco
   5.900%, 04/15/04                    6,000               6,260
                                                      ----------
FINANCE - 14.6%
American General Finance
   5.750%, 11/01/03                    2,887               2,963
Bank of America, Series B
   6.200%, 08/15/03                    2,775               2,825
Bank One
   7.625%, 08/01/05                    7,000               7,866

Bayerische Landesbank
   4.125%, 01/14/05                  $ 5,000           $   5,176
   2.500%, 03/30/06                    5,500               5,430
Citigroup
   5.500%, 08/09/06                    4,000               4,347
   3.500%, 02/01/08                    4,000               4,016
Conoco Funding
   5.450%, 10/15/06                    3,600               3,916
Countrywide Funding, Series D
   6.875%, 09/15/05                    1,500               1,645
Countrywide Home Loan
 Series J
   5.250%, 06/15/04                    2,000               2,083
 Series F
   6.510%, 02/11/05                    1,500               1,607
Credit Suisse First Boston
   7.750%, 05/15/06 (D)                7,350               8,285
ERAC USA Finance
   6.375%, 05/15/03 (D)                3,000               3,013
Fleetboston Financial
   7.125%, 04/15/06                    2,425               2,677
General Electric Capital, Series A
   2.850%, 01/30/06 (E)                6,000               6,099
   5.350%, 03/30/06 (E)                4,000               4,325
General Motors Acceptance
   4.150%, 02/07/05                    7,000               6,996
Goldman Sachs
   6.625%, 12/01/04 (D)                1,500               1,613
   4.125%, 01/15/08                    5,000               5,141
International Lease Finance
   5.625%, 06/01/07 (E)                5,000               5,268
Key Bank
   7.250%, 06/01/05                    2,000               2,205
   7.125%, 08/15/06                    4,000               4,488
Lehman Brothers Holdings, Series F
   7.500%, 09/01/06                    3,000               3,443
Marsh & McLennan
   6.625%, 06/15/04                    4,132               4,368
Mellon Funding
   7.500%, 06/15/05                    2,100               2,353
Merrill Lynch, Series B
   6.130%, 05/16/06                    3,655               3,986
Metropolitan Life Global Funding I
   4.750%, 06/20/07 (D)                8,000               8,450
Morgan Stanley
   7.750%, 06/15/05                    2,500               2,788
Paine Webber
   6.450%, 12/01/03                    1,025               1,060
Wells Fargo Financial
   4.875%, 06/12/07                    5,000               5,345
Westdeutsche Landesbank
   6.750%, 06/15/05                    8,600               9,368
                                                      ----------
                                                         133,145
                                                      ----------
MANUFACTURING - 2.2%
Aluminum Company of America, Series B
   6.125%, 06/15/05                    6,000               6,525
DaimlerChrysler, Series A
   7.375%, 09/15/06 (E)                3,945               4,398
Dover
   6.450%, 11/15/05                    4,860               5,378


The accompanying notes are an integral part of the financial statements.

DESCRIPTION                        PAR (000)          VALUE (000)
----------------------------------------------------------------
Nike
   5.500%, 08/15/06                  $ 3,891             $ 4,216
                                                      ----------
                                                          20,517
                                                      ----------
SERVICES - 2.9%
Abbott Laboratories
   5.125%, 07/01/04                    4,000               4,179
McDonald's, Series G
   4.150%, 02/15/05                    3,825               3,969
Target
   7.500%, 02/15/05                    5,850               6,431
   5.950%, 05/15/06                    4,725               5,189
Wal-Mart Stores
   4.150%, 06/15/05                    6,000               6,305
                                                      ----------
                                                          26,073
                                                      ----------
YANKEE - 1.7%
African Development Bank
   6.750%, 10/01/04                    2,925               3,141
Diageo Capital
   6.125%, 08/15/05                    6,090               6,659
Ontario (Province of)
   7.625%, 06/22/04 (E)                5,000               5,373
                                                      ----------
                                                          15,173
                                                      ----------
TOTAL CORPORATE BONDS
   (Cost $226,508)                                       228,613
                                                      ----------
U.S. GOVERNMENT AGENCY
    MORTGAGE-BACKED SECURITIES - 8.4%
ADJUSTABLE RATE (C) - 6.4%
FHLMC Pool
   4.989%, 01/01/29, #846946 (E)       2,047               2,119
   6.047%, 04/01/30, #972055 (E)       2,240               2,335
   5.475%, 05/01/30, #847014 (E)       1,865               1,907
   4.887%, 10/01/32, #847063 (E)       5,890               6,069
FHLMC TBA
   0.000%, 04/01/33 (G)                7,000               7,077
FNMA Pool
   3.850%, 02/01/28, #415285 (E)       1,242               1,275
   5.975%, 06/01/31, #625338 (E)       3,673               3,840
   5.218%, 03/01/32, #545791 (E)       2,628               2,712
   5.043%, 05/01/32, #634948 (E)       3,600               3,720
   4.500%, 10/01/32, #661645 (E)       6,783               6,949
FNMA Pool TBA
   4.115%, 03/01/33, #555369 (G)       8,000               8,240
GNMA Pool
   5.750%, 08/20/21, #8824 (E)           924                 958
   5.750%, 07/20/22, #8006 (E)         1,078               1,116
   5.750%, 09/20/25, #8699 (E)           648                 671
   5.375%, 04/20/26, #8847               654                 676
   5.750%, 08/20/27, #80106              226                 234
   5.375%, 01/20/28, #80154              349                 358
   5.250%, 05/20/29, #80283 (E)        1,991               2,035
   4.250%, 06/20/29, #80291 (E)        3,494               3,570
   4.500%, 11/20/30, #80469 (E)        1,705               1,734
   4.500%, 04/20/31, #80507 (E)        1,204               1,229
                                                      ----------
                                                          58,824
                                                      ----------
FIXED RATE - 2.0%
FHLMC Gold Pool
   5.500%, 10/01/06, #M90680 (E)       1,376               1,427
FHLMC Pool
   7.750%, 07/01/09, #184513              27                  28
FNMA Pool
   6.500%, 12/01/03, #535694 (E)         294                 295

   6.465%, 06/01/04, #375610 (E)     $ 4,696           $   4,737
   6.195%, 06/01/07, #410601           5,000               5,512
GNMA Pool
   9.000%, 05/15/16, #158777             157                 174
   9.000%, 04/15/21, #780398             442                 495
   10.000%, 02/15/25, #780081            330                 375
   4.500%, 08/20/31, #80535 (E)        3,741               3,808
   5.500%, 02/20/32, #80580 (E)        1,242               1,264
                                                      ----------
                                                          18,115
                                                      ----------
TOTAL U.S. GOVERNMENT AGENCY
   MORTGAGE-BACKED SECURITIES
   (Cost $76,500)                                         76,939
                                                      ----------
CMO - U.S. GOVERNMENT AGENCY
    MORTGAGE-BACKED SECURITIES - 3.6%
FIXED RATE - 3.4%
FHLMC REMIC
 Series 2420, Class MQ
   4.500%, 12/15/07 (E)                7,794               7,865
 Series H001, Class A3
   2.893%, 10/15/09 (E)                7,000               7,043
 Series 2533, Class PA
   4.750%, 03/15/10 (E)                7,000               7,232
   Series 2114, Class PC
   6.000%, 08/15/16 (E)                2,784               2,787
 Series 1022, Class J
   6.000%, 12/15/20                      164                 167
FNMA REMIC
 Series 2002-89, Class TU
   5.000%, 04/25/07 (E)                3,863               3,901
 Series 1996-W4, Class A4
   6.743%, 12/25/11 (E)                  492                 493
 Series 1993-163, Class PK
   6.250%, 10/25/21 (E)                1,065               1,070
 Series 1992-150, Class MA
   5.500%, 09/25/22                      545                 577
                                                      ----------
                                                          31,135
                                                      ----------
Z-BOND (H) - 0.2%
FHLMC REMIC
 Series 1541, Class Z
   6.750%, 11/15/21 (E)                1,352               1,365
                                                      ----------
TOTAL CMO - U.S. GOVERNMENT AGENCY
   MORTGAGE-BACKED SECURITIES
   (Cost $32,467)                                         32,500
                                                      ----------
CMO - PRIVATE MORTGAGE-BACKED SECURITIES - 2.0%
ADJUSTABLE RATE (C) - 0.0%
Patten
 Series 1995-1A
   1.833%, 09/01/13 (A) (B) (D)            8                   7
                                                      ----------
FIXED RATE - 2.0%
Countrywide Home Loans
 Series 2002-J4, Class 1A3
   5.500%, 10/25/32                    6,758               6,924
 Series 2002-27, Class A4
   5.500%, 12/25/32                    6,465               6,620
J.P. Morgan Commercial Mortgage Finance
 Series 1999-C7, Class A2
   6.507%, 10/15/35                    4,350               4,896
                                                      ----------
                                                          18,440
                                                      ----------
TOTAL CMO - PRIVATE MORTGAGE-BACKED SECURITIES
   (Cost $18,530)                                         18,447
                                                      ----------

DESCRIPTION                       PAR (000)/SHARES   VALUE (000)
----------------------------------------------------------------
COMMERCIAL PAPER - 1.6%
Moat Funding
   1.370%, 04/01/03                 $ 15,000            $ 15,000
                                                      ----------
TOTAL COMMERCIAL PAPER
   (Cost $15,000)                                         15,000
                                                      ----------
RELATED PARTY MONEY MARKET FUND - 0.7%
First American Prime
 Obligations Fund, Class Y (I)     6,484,715               6,485
                                                      ----------
TOTAL RELATED PARTY MONEY MARKET FUND
   (Cost $6,485)                                           6,485
                                                      ----------
INVESTMENTS PURCHASED WITH CASH PROCEEDS
    FROM SECURITIES LENDING - 37.1%
COMMERCIAL PAPER - 5.3%
CS First Boston
   1.638%, 12/01/03                    5,929               5,929
Danske Bank
   1.508%, 12/22/03                    5,930               5,930
Goldman Sachs
   1.518%, 08/28/03                    7,708               7,708
Morgan Stanley
   1.518%, 06/17/03                    2,965               2,965
   1.518%, 07/08/03                    2,135               2,135
   1.518%, 09/22/03                    2,965               2,965
Orchard Park
   1.475%, 01/06/04                    5,930               5,930
UBS Financial
   1.390%, 04/01/03                   14,822              14,822
                                                      ----------
TOTAL COMMERCIAL PAPER                                    48,384
                                                      ----------
CORPORATE OBLIGATIONS - 4.1%
CS First Boston
   1.760%, 04/11/03                    5,929               5,929
Deutsche Bank
   1.470%, 04/11/03                    2,965               2,965
   1.580%, 12/11/03                    2,372               2,372
General Electric Capital Corporation
   1.355%, 07/09/07                    2,965               2,965
Merrill Lynch
   1.538%, 05/05/03                    5,040               5,040
Monet Trust
   1.360%, 12/28/03                    5,930               5,930
SMM Trust 2002-M
   1.450%, 09/23/03                    5,930               5,930
URI Trust
   1.460%, 09/18/03                    5,930               5,930
                                                      ----------
TOTAL CORPORATE OBLIGATIONS                               37,061
                                                      ----------
MONEY MARKET FUNDS - 3.5%
AIM Liquid Assets Portfolio       10,080,276              10,080
Dreyfus Cash Manage Plus Fund        592,957                 593
Evergreen Institutional Money
  Market Fund                      2,075,351               2,075
HSBC Investor Money Market
  Fund - Class I                   1,778,872               1,779
Merrill Lynch Premier
  Institutional Fund              11,484,705              11,485
Merrimac Cash Series Fund          1,778,872               1,779
One Group Institutional Prime
 Money Market Fund                 3,557,745               3,558
Reserve Primary Fund                 296,479                 296
                                                      ----------
TOTAL MONEY MARKET FUNDS                                  31,645
                                                      ----------

DESCRIPTION                        PAR (000)          VALUE (000)
----------------------------------------------------------------
OTHER SHORT-TERM INVESTMENTS - 3.3%
Allied Irish Bank
   1.340%, 05/09/03                  $ 5,929             $ 5,929
   1.330%, 06/02/03                    2,965               2,965
Commonwealth Life
   1.678%, 04/01/03                    2,994               2,994
General Electric Capital Assurance
   1.370%, 12/19/03                    1,186               1,186
Premium Asset Trust 02-7
   1.060%, 08/23/03                    3,777               3,777
Security Life Denver
   1.381%, 01/13/04                    7,708               7,708
   1.490%, 03/15/04                    5,930               5,930
                                                      ----------
TOTAL OTHER SHORT-TERM INVESTMENTS                        30,489
                                                      ----------
REPURCHASE AGREEMENTS - 20.9%
Bear Stearns
   1.420%, 04/10/03                   11,859              11,859
CS First Boston
   1.370%, 04/01/03                   11,859              11,859
   1.380%, 04/01/03                    1,838               1,838
   1.380%, 04/01/03                   14,824              14,824
Goldman Sachs
   1.520%, 04/01/03                    8,894               8,894
   1.420%, 04/07/03                    5,929               5,929
   1.360%, 06/10/03                    2,965               2,965
   1.400%, 06/11/03                    2,965               2,965
Greenwich Capital Markets
   1.430%, 04/01/03                   17,789              17,789
Lehman Brothers
   1.560%, 04/01/03                    5,930               5,930
   1.640%, 04/01/03                    4,447               4,447
   1.640%, 04/01/03                   19,271              19,271
Merrill Lynch
   1.360%, 04/01/03                   17,789              17,789
   1.500%, 04/01/03                    8,894               8,894
   1.560%, 04/01/03                    7,412               7,412
   1.560%, 04/01/03                   11,859              11,859
Morgan Stanley
   1.470%, 04/01/03                    8,894               8,894
   1.510%, 04/01/03                   18,441              18,441
Salomon Smith Barney
   1.540%, 04/01/03                    8,894               8,894
                                                      ----------
TOTAL REPURCHASE AGREEMENTS                              190,753
                                                      ----------
TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS
   FROM SECURITIES LENDING
   (Cost $338,332)                                       338,332
                                                      ----------
TOTAL INVESTMENTS - 137.5%
   (Cost $1,239,790)                                   1,255,138
                                                       ----------
OTHER ASSETS AND LIABILITIES, NET - (37.5)%             (342,011)
                                                      ----------
TOTAL NET ASSETS - 100.0%                              $ 913,127
                                                      ----------

The accompanying notes are an integral part of the financial statements.

(A) Securities considered illiquid or restricted. See note 2 in Notes to Financial Statements.

(B) Security valued at fair value under guidelines established and approved by the Funds' board of directors. Total fair valued securities had a value of $6,641, which represents 0.0% of total net assets at March 31, 2003. See note 2 in Notes to Financial Statements.

(C) Variable Rate Security - The rate shown is the rate in effect as of March 31, 2003.

(D) Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the Funds' board of directors. As of March 31, 2003, the value of these investments was $38,536,358 or 4.2% of total net assets.

(E) This security or a portion of this security is out on loan at March 31, 2003. Total loaned securities had a value of $331,242,957 at March 31, 2003. See note 2 in Notes to Financial Statements.

(F) Delayed Interest (Step-Bonds) - Represents securities that remain zero-coupon securities until a predetermined date at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Interest rate shown represents current yield at March 31, 2003, based upon the estimated timing and amount of future interest and principal payments.

(G) On March 31, 2003 the total cost of investments purchased on a when-issued basis was $15,328,438.

(H) Z-Bonds - Represents securities that pay no interest or principal during their accrual periods, but accrue additional principal at specified rates. Interest rate disclosed represents current yield based upon the cost basis and estimated future cash flows.

(I) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements.


CMO - Collateralized Mortgage Obligation

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

REMIC - Real Estate Mortgage Investment Conduit

SLMA - Student Loan Marketing Association

TBA - To Be Announced


U.S. GOVERNMENT MORTGAGE FUND

DESCRIPTION                        PAR (000)          VALUE (000)
----------------------------------------------------------------
U.S. GOVERNMENT AGENCY
   MORTGAGE-BACKED SECURITIES - 79.6%
ADJUSTABLE RATE (A) - 1.4%
FNMA Pool
   4.461%, 08/01/27, #545271         $ 3,913             $ 4,047
                                                      ----------
FIXED RATE - 78.2%
FHLMC Gold Pool
   8.500%, 03/01/06, #E00022              25                  26
   7.500%, 04/01/08, #E45929              40                  43
   7.000%, 07/01/11, #E20252             153                 164
   7.000%, 11/01/11, #E65619              58                  62
   7.500%, 09/01/12, #G10735             720                 774
   5.500%, 12/01/12, #E68353           2,096               2,195
   5.500%, 05/01/13, #G10814             874                 915
   6.000%, 10/01/13, #E72802           1,981               2,083
   5.500%, 01/01/14, #E00617           3,749               3,923
   7.000%, 09/01/14, #E00746             912                 975
   6.000%, 09/01/22, #C90580           3,385               3,527
   6.500%, 01/01/28, #G00876           2,920               3,059
   6.500%, 01/01/30, #C55738           7,469               7,801
   7.500%, 01/01/30, #C35768             653                 696
   6.500%, 03/01/31, #G01244           4,420               4,621
   7.000%, 06/01/32, #C68248           3,060               3,223
FHLMC Gold Pool TBA
   6.500%, 11/01/28, #C00676 (B)       5,730               5,991
   6.000%, 12/01/30, #C53880 (B)       8,348               8,658
FHLMC Pool
   9.500%, 09/01/04, #380053               1                   1
FNMA Pool
   7.000%, 11/01/11, #250738              70                  75
   7.000%, 11/01/11, #349630              54                  58
   7.000%, 11/01/11, #351122              48                  51
   6.000%, 04/01/13, #425550           1,010               1,064
   6.500%, 08/01/13, #251901             825                 879
   6.000%, 11/01/13, #556195           2,427               2,561
   6.000%, 12/01/13, #449173           2,312               2,434
   7.000%, 07/01/14, #252637           1,144               1,226
   7.000%, 10/01/14, #252799             613                 657
   6.500%, 07/01/17, #254373           4,046               4,284
   7.000%, 07/01/17, #254414           4,062               4,334
   5.500%, 10/01/17, #665315           3,245               3,368
   5.500%, 12/01/17, #673010           3,282               3,406
   6.000%, 12/01/17, #254547           2,802               2,932
   5.000%, 04/01/18, #685197           5,000               5,133
   6.000%, 10/01/22, #254513           3,971               4,141
   8.000%, 07/01/24, #190264             179                 195
   6.500%, 10/01/27, #400141             253                 265
   7.000%, 12/01/27, #313941           2,547               2,695
   6.500%, 10/01/28, #442671           2,254               2,357
   6.500%, 12/01/28, #323422           2,950               3,085
   6.500%, 02/01/29, #252255           2,536               2,652
   6.000%, 05/01/31, #511797           2,854               2,960
   7.000%, 09/01/31, #596680           4,166               4,418
   7.500%, 09/01/31, #602427           1,886               2,007
   6.500%, 10/01/31, #603674           2,387               2,490
   6.500%, 01/01/32, #622707           2,687               2,803
   7.000%, 03/01/32, #635970           3,775               3,979
   6.500%, 06/01/32, #596712           9,564              10,027
   7.000%, 07/01/32, #545813           2,743               2,891
   7.000%, 07/01/32, #545815           2,787               2,937
   6.000%, 08/01/32, #656269           4,167               4,320
   6.500%, 08/01/32, #649874           4,762               4,968
   6.500%, 08/01/32, #656871           2,714               2,831
   6.500%, 08/01/32, #658822           3,744               3,905
   6.000%, 09/01/32, #254447           4,384               4,544

DESCRIPTION                        PAR (000)          VALUE (000)
----------------------------------------------------------------
   6.000%, 10/01/32, #661581           $ 960             $   995
   6.500%, 11/01/32, #254516           4,749               4,954
   6.000%, 01/01/33, #676647           4,878               5,056
   5.500%, 03/01/33, #689109           5,153               5,260
FNMA TBA
   4.500%, 03/01/18 (B)                3,000               3,043
   5.000%, 04/01/18 (B)                5,500               5,648
   5.500%, 11/01/32 (B)                8,000               8,167
GNMA Pool
   8.000%, 01/15/07, #315126              17                  19
   9.000%, 07/15/09, #390782              65                  70
   9.000%, 11/15/09, #359559              77                  84
   8.000%, 10/15/10, #414750             161                 175
   6.500%, 07/15/13, #462638           1,571               1,686
   8.500%, 05/15/17, #219152              23                  25
   8.500%, 06/15/21, #307921              17                  19
   7.500%, 12/15/22, #347332             274                 295
   8.000%, 05/15/23, #352469              79                  87
   9.500%, 02/15/25, #365292             112                 124
   9.500%, 02/15/25, #392967               1                   1
   9.500%, 02/15/25, #401796              17                  19
   9.500%, 03/15/25, #407257              15                  17
   9.500%, 04/15/25, #386741              40                  44
   7.000%, 09/15/27, #455304             126                 134
   6.500%, 07/15/28, #780825           4,294               4,533
   7.000%, 11/15/29, #781113           2,458               2,613
   7.000%, 07/15/31, #781324           2,918               3,098
   6.500%, 08/20/31, #3120             2,806               2,940
   7.500%, 12/15/31, #570134           1,664               1,779
   6.500%, 02/15/32, #569621           3,472               3,648
   6.500%, 08/15/32, #590376           5,338               5,607
GNMA Pool TBA
   6.000%, 03/15/33, #603520 (B)       5,000               5,216
                                                      ----------
                                                         217,025
                                                      ----------
TOTAL U.S. GOVERNMENT AGENCY
   MORTGAGE-BACKED SECURITIES
   (Cost $216,629)                                       221,072
                                                      ----------
CMO - U.S. GOVERNMENT AGENCY
    MORTGAGE-BACKED SECURITIES - 8.3%
FIXED RATE - 8.3%
FHLMC REMIC
 Series 2498, Series UA
   5.500%, 09/15/12                    2,500               2,582
 Series T-10, Class A3
   6.540%, 01/25/17                    1,339               1,364
 Series 2000, Class B
   6.500%, 03/15/26                    1,311               1,341
 Series 2382, Class DA
   5.500%, 10/15/30                    2,751               2,861
FNMA REMIC
 Series 1993-210, Class PL
   6.500%, 04/25/23                    4,250               4,708
 Series 2002-W1, Class 2A
   7.500%, 02/25/42                    4,313               4,730
GNMA REMIC
 Series 1999-22, Class BD
   7.000%, 05/21/25                    3,307               3,334
 Series 2001-61, Class ED
   6.000%, 12/16/31                    2,000               2,087
                                                      ----------
TOTAL CMO - U.S. GOVERNMENT AGENCY
   MORTGAGE-BACKED SECURITIES
   (Cost $21,948)                                         23,007
                                                      ----------
ASSET-BACKED SECURITIES - 4.8%
AUTOMOBILES - 1.8%
WFS Financial Owner Trust
 Series 2002-1, Class A3B
   1.540%, 12/20/06 (A)              $ 5,000             $ 5,003
                                                      ----------
HOME EQUITY - 1.5%
Corestates Home Equity Trust
 Series 1994-1, Class A
   6.650%, 05/15/09                      460                 459
First Plus Home Loan Trust
 Series 1998-3, Class A7
   6.950%, 10/10/22                    2,896               3,045
GRMT Mortgage Loan Trust
 Series 2001-1A, Class M1
   7.772%, 07/20/31                      500                 545
                                                      ----------
                                                           4,049
                                                      ----------
MANUFACTURED HOUSING - 1.5%
Oakwood Mortgage Investors
 Series 1999-A, Class A2
   5.890%, 04/15/29                      751                 757
Vanderbilt Mortgage Finance
 Series 1999-B, Class 1A4
   6.545%, 04/07/18                    3,250               3,425
                                                      ----------
                                                           4,182
                                                      ----------
TOTAL ASSET-BACKED SECURITIES
   (Cost $13,124)                                         13,234
                                                      ----------
CMO - PRIVATE MORTGAGE-BACKED SECURITIES - 4.3%
ADJUSTABLE RATE (A) - 0.7%
First Nationwide Trust
 Series 2001-3, Class 2A1
   8.206%, 01/25/23                    1,755               1,938
                                                      ----------
FIXED RATE - 3.6%
Citicorp Mortgage Securities
 Series 2001-6, Class M
   6.500%, 05/25/29                    2,821               2,995
Residential Accredit Loans
 Series 1997-QS13, Class M3
   7.250%, 12/25/27                    1,884               2,020
Wells Fargo Mortgage Backed
 Securities Trust, Series 2003-D, Class A
   14.931%, 02/25/33 (C)               4,902               5,032
                                                      ----------
                                                          10,047
                                                      ----------
TOTAL CMO - PRIVATE MORTGAGE-BACKED SECURITIES
   (Cost $11,683)                                         11,985
                                                      ----------
COMMERCIAL PAPER - 3.6%
Corporate Asset Funding
   1.250%, 04/09/03                    5,000               4,999
Dorada Finance
   1.290%, 04/10/03                    5,000               4,998
                                                      ----------
TOTAL COMMERCIAL PAPER
   (Cost $9,997)                                           9,997
                                                      ----------


The accompanying notes are an integral part of the financial statements.

DESCRIPTION                        PAR (000)          VALUE (000)
----------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND - 11.7%
First American Government
 Obligations Fund, Class Y (D)    32,444,878            $ 32,445
                                                      ----------
TOTAL RELATED PARTY MONEY MARKET FUND
   (Cost $32,445)                                         32,445
                                                      ----------
TOTAL INVESTMENTS - 112.3%
   (Cost $305,826)                                       311,740
                                                      ----------
OTHER ASSETS AND LIABILITIES, NET - (12.3)%              (34,224)
                                                      ----------
TOTAL NET ASSETS - 100.0%                               $277,516
                                                      ----------

(A) Variable Rate Security - The rate shown is the rate in effect as of March 31, 2003.

(B) On March 31, 2003, the total cost of investments purchased on a when-issued basis was $36,723,169.

(C) Securities considered illiquid or restricted. See note 2 in Notes to Financial Statements.

(D) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements.

CMO  - Collateralized Mortgage Obligation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

REMIC - Real Estate Mortgage Investment Conduit

TBA  - To Be Announced

STATEMENTS OF ASSETS AND LIABILITIES March 31, 2003 (unaudited), in thousands, except per share data

                                                                                CORE BOND   CORPORATE BOND
                                                                                     FUND             FUND
----------------------------------------------------------------------------------------------------------
ASSETS:
Investments in securities, at value*+                                        $  3,546,291     $    335,083
Cash                                                                                   --               76
Cash denominated in foreign currencies, at value**                                     --               --
Dividends and interest receivable                                                  21,256            4,425
Receivable for investment securities sold                                           9,853               --
Capital shares sold                                                                 2,803              431
Prepaid expenses and other assets                                                      39               11
----------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                    3,580,242          340,026
==========================================================================================================
LIABILITIES:
Bank overdraft                                                                         88               --
Payable for investment securities purchased                                       211,147            2,170
Capital shares redeemed                                                             3,674               89
Payable upon return of securities loaned                                          951,099           71,017
Payable for advisory, co-administration, and custodian fees                         1,329              157
Payable for distribution and shareholder servicing fees                                85               21
Accrued expenses and other liabilities                                                 --                2
----------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                               1,167,422           73,456
==========================================================================================================
NET ASSETS                                                                   $  2,412,820     $    266,570
==========================================================================================================
COMPOSITION OF NET ASSETS:
Portfolio capital                                                            $  2,353,589     $    295,958
Undistributed (distributions in excess of) net investment income                   (1,544)            (178)
Accumulated net realized gain (loss) on investments                                 1,697          (34,584)
Net unrealized appreciation of investments                                         59,078            5,374
Net unrealized depreciation on forward foreign currency
 contracts, foreign currency, and translation of assets and
 liabilities denominated in foreign currency                                           --               --
----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                   $  2,412,820     $    266,570
==========================================================================================================
*Investments in securities, at cost                                          $  3,487,213     $    329,709
**Cash denominated in foreign currencies, at cost                            $         --     $         --
+Including securities loaned                                                 $    933,553     $     69,527
CLASS A:
Net assets                                                                   $    199,594     $     10,521
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)          17,349            1,067
Net asset value and redemption price per share                               $      11.50     $       9.86
Maximum offering price per share (1)                                         $      12.01     $      10.30
CLASS B:
Net assets                                                                   $     31,303     $     15,942
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)           2,739            1,623
Net asset value and offering price per share (2)                             $      11.43     $       9.82
CLASS C:
Net assets                                                                   $     15,096     $      5,337
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)           1,316              544
Net asset value and offering price per share (2)                             $      11.47     $       9.81
Maximum offering price per share (1)                                         $      11.59     $       9.91
CLASS S:
Net assets                                                                   $     49,457     $      3,171
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)           4,300              322
Net asset value, offering price, and redemption price per share              $      11.50     $       9.86
CLASS Y:
Net assets                                                                   $  2,117,370     $    231,599
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)         184,086           23,504
Net asset value, offering price, and redemption price per share              $      11.50     $       9.85

                                                                              INTERMEDIATE                                     U.S.
                                                                                GOVERNMENT  INTERMEDIATE                 GOVERNMENT
                                                                 HIGH INCOME          BOND          TERM   SHORT TERM      MORTGAGE
                                                                   BOND FUND       FUND(3)     BOND FUND    BOND FUND          FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in securities, at value*+                            $   273,583   $   458,608   $ 1,890,393  $ 1,255,138   $   311,740
Cash                                                                      15            --            --            6             1
Cash denominated in foreign currencies, at value**                     3,043            --            --           --            --
Dividends and interest receivable                                      4,803         3,959        13,361        7,593         1,255
Receivable for investment securities sold                                155            --        32,868        3,080        17,264
Capital shares sold                                                      345           432         7,507        2,418         1,307
Prepaid expenses and other assets                                         27             4            34           31            15
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                         281,971       463,003     1,944,163    1,268,266       331,582
===================================================================================================================================
LIABILITIES:
Bank overdraft                                                            --            --           381           --            --
Payable for investment securities purchased                              274         4,995        49,592       15,334        53,808
Capital shares redeemed                                                  642           849         2,908        1,004            81
Payable upon return of securities loaned                              56,569            --       542,107      338,332            --
Payable for advisory, co-administration, and custodian fees              156           232           649          446           148
Payable for distribution and shareholder servicing fees                   29            --            11           23            29
Accrued expenses and other liabilities                                    --            --            --           --            --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                     57,670         6,076       595,648      355,139        54,066
===================================================================================================================================
NET ASSETS                                                       $   224,301   $   456,927   $ 1,348,515  $   913,127   $   277,516
===================================================================================================================================
COMPOSITION OF NET ASSETS:
Portfolio capital                                                $   255,927   $   414,949   $ 1,309,294  $   905,218   $   271,944
Undistributed (distributions in excess of) net investment income         (47)          (90)          361         (931)         (983)
Accumulated net realized gain (loss) on investments                  (34,318)       15,997         2,443       (6,508)          641
Net unrealized appreciation of investments                             2,789        26,071        36,417       15,348         5,914
Net unrealized depreciation on forward foreign currency
 contracts, foreign currency, and translation of assets and
 liabilities denominated in foreign currency                             (50)           --            --           --            --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                       $   224,301   $   456,927   $ 1,348,515  $   913,127   $   277,516
===================================================================================================================================
*Investments in securities, at cost                              $   270,794   $   432,537   $ 1,853,976  $ 1,239,790   $   305,826
**Cash denominated in foreign currencies, at cost                $     3,076   $        --   $        --  $        --   $        --
+Including securities loaned                                     $    55,135   $        --   $   531,028  $   331,243   $        --
CLASS A:
Net assets                                                       $    45,327   $     1,522   $    72,036  $   168,731   $    22,120
Shares issued and outstanding ($0.0001 par value --
 2 billion authorized)                                                 5,307           152         6,942       16,410         2,007
Net asset value and redemption price per share                   $      8.54   $     10.05   $     10.38  $     10.28   $     11.02
Maximum offering price per share (1)                             $      8.92   $     10.28   $     10.62  $     10.52   $     11.51
CLASS B:
Net assets                                                       $     6,721            --            --           --   $    10,348
Shares issued and outstanding ($0.0001 par value --
 2 billion authorized)                                                   790            --            --           --           938
Net asset value and offering price per share (2)                 $      8.50            --            --           --   $     11.04
CLASS C:
Net assets                                                       $    17,085            --            --           --   $    15,334
Shares issued and outstanding ($0.0001 par value --
 2 billion authorized)                                                 2,006            --            --           --         1,396
Net asset value and offering price per share (2)                 $      8.52            --            --           --   $     10.98
Maximum offering price per share (1)                             $      8.61            --            --           --   $     11.09
CLASS S:
Net assets                                                       $       263            --   $    12,246  $     8,553   $    22,192
Shares issued and outstanding ($0.0001 par value --
 2 billion authorized)                                                    31            --         1,180          832         2,020
Net asset value, offering price, and redemption price per share  $      8.61            --   $     10.38  $     10.28   $     10.98
CLASS Y:
Net assets                                                       $   154,905   $   455,405   $ 1,264,233  $   735,843   $   207,522
Shares issued and outstanding ($0.0001 par value --
 2 billion authorized)                                                18,130        45,317       122,166       71,539        18,821
Net asset value, offering price, and redemption price per share  $      8.54   $     10.05   $     10.35  $     10.29   $     11.03

(1) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge. For a description of front-end sales charges, see note 1 in Notes to Financial Statements.

(2) Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

(3)  Commenced operations on October 25, 2002.

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS For the six months ended March 31, 2003 (unaudited), in thousands

                                                              CORE BOND   CORPORATE BOND
                                                                   FUND             FUND
----------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                   $     35,492     $      7,934
Dividends                                                            --               --
Securities lending                                                  164               19
----------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                          35,656            7,953
========================================================================================
EXPENSES:

Investment advisory fees                                          3,579              859
Co-administration fees and expenses
  (including per account transfer agency fees)                    2,004              344
Custodian fees                                                       72               12
Directors' fees                                                      11                2
Registration fees                                                     2               17
Professional fees                                                    19                3
Other                                                                16                2
Printing                                                             28                4
Distribution and shareholder servicing fees - Class A               156               12
Distribution and shareholder servicing fees - Class B                88               85
Distribution and shareholder servicing fees - Class C                50               26
Shareholder servicing fees - Class S                                 36                4
----------------------------------------------------------------------------------------
TOTAL EXPENSES                                                    6,061            1,370
========================================================================================
Less: Fee waivers                                                  (720)            (323)
----------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                                5,341            1,047
========================================================================================
INVESTMENT INCOME - NET                                          30,315            6,906
========================================================================================
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
  AND FOREIGN CURRENCY TRANSACTIONS - NET:

Net realized gain (loss) on investments                          27,492            1,732
Net realized gain on forward foreign currency contracts
  and foreign currency transactions                                  --               --
Net change in unrealized appreciation or
  depreciation of investments                                   (22,856)           4,974
Net change in unrealized appreciation or depreciation
  of forward foreign currency contracts, foreign
  currency, and translation of other assets and
  liabilities denominated in foreign currency                        --               --
----------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                           4,636            6,706
========================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       $     34,951     $     13,612
========================================================================================

                                                                   HIGH   INTERMEDIATE   INTERMEDIATE                          U.S.
                                                            INCOME BOND     GOVERNMENT           TERM     SHORT TERM     GOVERNMENT
                                                                   FUND   BOND FUND(1)      BOND FUND      BOND FUND  MORTGAGE FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                   $      7,608   $      9,813   $     31,463   $     14,879   $      5,714
Dividends                                                            10             --             --             --             --
Securities lending                                                   --             --            192             97             --
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                           7,618          9,813         31,655         14,976          5,714
===================================================================================================================================
EXPENSES:

Investment advisory fees                                            608          1,059          3,219          1,967            619
Co-administration fees and expenses
  (including per account transfer agency fees)                      247            593          1,785          1,085            347
Custodian fees                                                        9             21             64             39             12
Directors' fees                                                       1              3              8              5              2
Registration fees                                                    17              3             --              4             14
Professional fees                                                     2              6             14              9              3
Other                                                                 2              3              9              7              2
Printing                                                              3              8             19             11              4
Distribution and shareholder servicing fees - Class A                27              1             83            210             23
Distribution and shareholder servicing fees - Class B                23             --             --             --             39
Distribution and shareholder servicing fees - Class C                38             --             --             --             48
Shareholder servicing fees - Class S                                 --             --             14              8             28
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                      977          1,697          5,215          3,345          1,141
===================================================================================================================================
Less: Fee waivers                                                   (64)          (426)        (1,295)          (855)          (137)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                                  913          1,271          3,920          2,490          1,004
===================================================================================================================================
INVESTMENT INCOME - NET                                           6,705          8,542         27,735         12,486          4,710
===================================================================================================================================
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
  AND FOREIGN CURRENCY TRANSACTIONS - NET:

Net realized gain (loss) on investments                          (2,801)        16,532         22,482          1,228            745
Net realized gain on forward foreign currency contracts
  and foreign currency transactions                                  11             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    14,611         26,071        (15,284)          (329)          (107)
Net change in unrealized appreciation or depreciation
  of forward foreign currency contracts, foreign
  currency, and translation of other assets and
  liabilities denominated in foreign currency                        --            (43)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                          11,778         42,603          7,198            899            638
===================================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       $     18,483   $     51,145   $     34,933   $     13,385   $      5,348
===================================================================================================================================

(1)  Commenced operations on October 25, 2002.

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS in thousands

                                                                          CORE BOND                  CORPORATE BOND
                                                                               FUND                            FUND
-------------------------------------------------------------------------------------------------------------------
                                                            10/1/02         10/1/01         10/1/02         10/1/01
                                                                 TO              TO              TO              TO
                                                            3/31/03         9/30/02         3/31/03         9/30/02
-------------------------------------------------------------------------------------------------------------------
                                                        (UNAUDITED)                     (UNAUDITED)
OPERATIONS:
Investment income - net                                 $    30,315     $    73,522     $     6,906     $    14,023
Net realized gain (loss) on investments                      27,492          13,696           1,732          (8,043)
Net realized gain on forward foreign currency
 contracts and foreign currency transactions                     --              --              --              --
Net change in unrealized appreciation or
 depreciation of investments                                (22,856)         (5,915)          4,974          (1,455)
Net change in unrealized appreciation or
 depreciation of forward foreign currency
 contracts, foreign currency, and translation
 of other assets and liabilities denominated
 in foreign currency                                             --              --              --              --
-------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations         34,951          81,303          13,612           4,525
===================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
   Class A                                                   (2,643)         (5,694)           (264)           (563)
   Class B                                                     (306)           (643)           (414)         (1,089)
   Class C                                                     (174)           (393)           (126)           (269)
   Class S                                                     (599)         (1,583)            (96)           (227)
   Class Y                                                  (28,137)        (64,394)         (6,184)        (12,232)
Net realized gain on investments:
   Class A                                                       --              --              --              (6)
   Class B                                                       --              --              --             (13)
   Class C                                                       --              --              --              (3)
   Class S                                                       --              --              --              (2)
   Class Y                                                       --              --              --            (114)
Return of capital:
   Class A                                                       --             (51)             --              (1)
   Class B                                                       --              (7)             --              (3)
   Class C                                                       --              (4)             --              (1)
   Class S                                                       --             (14)             --              (1)
   Class Y                                                       --            (501)             --             (33)
-------------------------------------------------------------------------------------------------------------------
Total distributions                                         (31,859)        (73,284)         (7,084)        (14,557)
===================================================================================================================
CAPITAL SHARE TRANSACTIONS (2):
Class A:
   Proceeds from sales                                       18,670          52,786           3,489           2,755
   Reinvestment of distributions                              1,904           4,057             195             423
   Payments for redemptions                                 (29,639)        (54,463)         (2,074)         (3,903)
   Shares issued in connection with the
      acquisition of Fund net assets                         86,055              --              --              --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
   Class A transactions                                      76,990           2,380           1,610            (725)
-------------------------------------------------------------------------------------------------------------------
Class B:
   Proceeds from sales                                        2,121           4,648           1,016           1,464
   Reinvestment of distributions                                272             581             289             759
   Payments for redemptions                                  (2,966)         (3,694)         (4,530)         (5,196)
   Shares issued in connection with the
      acquisition of Fund net assets                         15,099              --              --              --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
   Class B transactions                                      14,526           1,535          (3,225)         (2,973)
-------------------------------------------------------------------------------------------------------------------
Class C:
   Proceeds from sales                                        1,938           7,032             337           1,921
   Reinvestment of distributions                                170             386             119             256
   Payments for redemptions                                  (2,385)         (4,975)           (534)         (1,872)
   Shares issued in connection with the
      acquisition of Fund net assets                          5,671              --              --              --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
   Class C transactions                                       5,394           2,443             (78)            305
-------------------------------------------------------------------------------------------------------------------
Class S:
   Proceeds from sales                                        7,364          11,652             172           2,448
   Reinvestment of distributions                                590           1,586              92             221
   Payments for redemptions                                 (21,933)        (15,236)           (748)         (2,184)
   Shares issued in connection with the
      acquisition of Fund net assets                         30,116              --              --              --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
   Class S transactions                                      16,137          (1,998)           (484)            485
-------------------------------------------------------------------------------------------------------------------
Class Y:
   Proceeds from sales                                      172,738         235,496          46,476          67,697
   Reinvestment of distributions                              9,129          18,366             681           1,323
   Payments for redemptions                                (242,738)       (424,808)        (25,970)        (41,314)
   Shares issued in connection with the
      acquisition of Common Trust Fund net assets            13,076              --              --              --
   Shares issued in connection with the
      acquisition of Fund net assets                        957,884              --              --              --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
   Class Y transactions                                     910,089        (170,946)         21,187          27,706
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
   capital share transactions                             1,023,136        (166,586)         19,010          24,798
-------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                   1,026,228        (158,567)         25,538          14,766
NET ASSETS AT BEGINNING OF PERIOD                         1,386,592       1,545,159         241,032         226,266
===================================================================================================================
NET ASSETS AT END OF PERIOD                             $ 2,412,820     $ 1,386,592     $   266,570     $   241,032
===================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
   NET INVESTMENT INCOME AT END OF PERIOD               $    (1,544)    $        --     $      (178)    $        --
===================================================================================================================

                                                                                       INTERMEDIATE
                                                                   HIGH INCOME BOND      GOVERNMENT               INTERMEDIATE TERM
                                                                               FUND       BOND FUND                       BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                            10/1/02         10/1/02    10/25/02 (1)         10/1/02         10/1/01
                                                                 TO              TO              TO              TO              TO
                                                            3/31/03         9/30/02         3/31/03         3/31/03         9/30/02
-----------------------------------------------------------------------------------------------------------------------------------
                                                        (UNAUDITED)                     (UNAUDITED)                     (UNAUDITED)
OPERATIONS:
Investment income - net                                $      6,705    $     14,614    $      8,542    $     27,735    $     49,380
Net realized gain (loss) on investments                      (2,801)        (13,064)         16,532          22,482          (1,622)
Net realized gain on forward foreign currency
 contracts and foreign currency transactions                     11               2              --              --              --
Net change in unrealized appreciation or
 depreciation of investments                                 14,611           4,732          26,071         (15,284)         12,719
Net change in unrealized appreciation or
 depreciation of forward foreign currency
 contracts, foreign currency, and translation
 of other assets and liabilities denominated
 in foreign currency                                            (43)            (19)             --              --              --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations         18,483           6,265          51,145          34,933          60,477
===================================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
   Class A                                                     (836)         (1,501)            (15)         (1,356)         (3,120)
   Class B                                                     (156)           (253)             --              --              --
   Class C                                                     (267)           (390)             --              --              --
   Class S                                                       (1)             --              --            (229)           (160)
   Class Y                                                   (5,495)        (12,433)         (8,617)        (25,784)        (46,355)
Net realized gain on investments:
   Class A                                                       --              --              (1)             --              --
   Class B                                                       --              --              --              --              --
   Class C                                                       --              --              --              --              --
   Class S                                                       --              --              --              --              --
   Class Y                                                       --              --            (534)             --              --
Return of capital:
   Class A                                                       --              --              --              --             (54)
   Class B                                                       --              --              --              --              --
   Class C                                                       --              --              --              --              --
   Class S                                                       --              --              --              --              (5)
   Class Y                                                       --              --              --              --            (816)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                          (6,755)        (14,577)         (9,167)        (27,369)        (50,510)
===================================================================================================================================
CAPITAL SHARE TRANSACTIONS (2):
Class A:
   Proceeds from sales                                        7,879           2,976           1,512          15,565          28,252
   Reinvestment of distributions                                503             874              15           1,001           2,308
   Payments for redemptions                                  (5,905)         (3,999)             (6)        (10,012)        (27,067)
   Shares issued in connection with the
      acquisition of Fund net assets                         23,374              --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
   Class A transactions                                      25,851            (149)          1,521           6,554           3,493
-----------------------------------------------------------------------------------------------------------------------------------
Class B:
   Proceeds from sales                                          830           2,189              --              --              --
   Reinvestment of distributions                                 83             133              --              --              --
   Payments for redemptions                                    (589)           (328)             --              --              --
   Shares issued in connection with the
      acquisition of Fund net assets                          1,910              --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
   Class B transactions                                       2,234           1,994              --              --              --
-----------------------------------------------------------------------------------------------------------------------------------
Class C:
   Proceeds from sales                                        2,241           3,547              --              --              --
   Reinvestment of distributions                                247             337              --              --              --
   Payments for redemptions                                  (1,896)         (1,565)             --              --              --
   Shares issued in connection with the
      acquisition of Fund net assets                          9,735              --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
   Class C transactions                                      10,327           2,319              --              --              --
-----------------------------------------------------------------------------------------------------------------------------------
Class S:
   Proceeds from sales                                           15             131              --           8,443           6,552
   Reinvestment of distributions                                  1              --              --             194             105
   Payments for redemptions                                      (5)           (125)             --          (2,522)         (1,422)
   Shares issued in connection with the
      acquisition of Fund net assets                            243              --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
   Class S transactions                                         254               6              --           6,115           5,235
-----------------------------------------------------------------------------------------------------------------------------------
Class Y:
   Proceeds from sales                                       21,201          39,319         498,317         461,752         294,924
   Reinvestment of distributions                              1,079           2,521             544          10,623          15,604
   Payments for redemptions                                 (48,669)        (54,456)        (85,433)       (193,860)       (220,100)
   Shares issued in connection with the
      acquisition of Common Trust Fund net assets                --              --              --              --              --
   Shares issued in connection with the
      acquisition of Fund net assets                         36,227              --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
   Class Y transactions                                       9,838         (12,616)        413,428         278,515          90,428
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
   capital share transactions                                48,504          (8,446)        414,949         291,184          99,156
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                      60,232         (16,758)        456,927         298,748         109,123
NET ASSETS AT BEGINNING OF PERIOD                           164,069         180,827       1,049,767         940,644         651,626
===================================================================================================================================
NET ASSETS AT END OF PERIOD                            $    224,301    $    164,069    $    456,927    $  1,348,515    $  1,049,767
===================================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
   NET INVESTMENT INCOME AT END OF PERIOD              $        (47)   $          3    $        (90)   $        361    $         (5)
===================================================================================================================================


                                                                    SHORT TERM BOND                 U.S. GOVERNMENT
                                                                               FUND                   MORTGAGE FUND
-------------------------------------------------------------------------------------------------------------------
                                                            10/1/02         10/1/01         10/1/02         10/1/01
                                                                 TO              TO              TO              TO
                                                            3/31/03         9/30/02         3/31/03         9/30/02
-------------------------------------------------------------------------------------------------------------------
                                                                        (UNAUDITED)                     (UNAUDITED)
OPERATIONS:
Investment income - net                                $     12,486    $     20,442    $      4,710    $     10,205
Net realized gain (loss) on investments                       1,228           1,832             745           7,575
Net realized gain on forward foreign currency
 contracts and foreign currency transactions                     --              --              --              --
Net change in unrealized appreciation or
 depreciation of investments                                   (329)          3,212            (107)         (3,630)
Net change in unrealized appreciation or
 depreciation of forward foreign currency
 contracts, foreign currency, and translation
 of other assets and liabilities denominated
 in foreign currency                                             --              --              --              --
-------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations         13,385          25,486           5,348          14,150
===================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
   Class A                                                   (2,752)         (5,904)           (430)           (546)
   Class B                                                       --              --            (151)           (144)
   Class C                                                       --              --            (194)            (58)
   Class S                                                     (105)            (60)           (507)         (1,076)
   Class Y                                                  (10,556)        (15,035)         (4,574)         (9,186)
Net realized gain on investments:
   Class A                                                       --              --            (183)             --
   Class B                                                       --              --             (75)             --
   Class C                                                       --              --             (81)             --
   Class S                                                       --              --            (238)             --
   Class Y                                                       --              --          (1,877)             --
Return of capital:
   Class A                                                       --            (137)             --              --
   Class B                                                       --              --              --              --
   Class C                                                       --              --              --              --
   Class S                                                       --              (3)             --              --
   Class Y                                                       --            (405)             --              --
-------------------------------------------------------------------------------------------------------------------
Total distributions                                         (13,413)        (21,544)         (8,310)        (11,010)
===================================================================================================================
CAPITAL SHARE TRANSACTIONS (2):
Class A:
   Proceeds from sales                                       44,741          67,442           8,935          10,556
   Reinvestment of distributions                              2,112           4,441             531             468
   Payments for redemptions                                 (41,314)        (42,362)         (4,113)         (2,049)
   Shares issued in connection with the
      acquisition of Fund net assets                             --              --              --              --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
   Class A transactions                                       5,539          29,521           5,353           8,975
-------------------------------------------------------------------------------------------------------------------
Class B:
   Proceeds from sales                                           --              --           5,077           4,740
   Reinvestment of distributions                                 --              --             213             130
   Payments for redemptions                                      --              --          (1,086)           (754)
   Shares issued in connection with the
      acquisition of Fund net assets                             --              --              --              --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
   Class B transactions                                          --              --           4,204           4,116
-------------------------------------------------------------------------------------------------------------------
Class C:
   Proceeds from sales                                           --              --          10,792           5,832
   Reinvestment of distributions                                 --              --             271              56
   Payments for redemptions                                      --              --          (1,455)           (214)
   Shares issued in connection with the
      acquisition of Fund net assets                             --              --              --              --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
   Class C transactions                                          --              --           9,608           5,674
-------------------------------------------------------------------------------------------------------------------
Class S:
   Proceeds from sales                                        5,218           3,946           3,994           9,678
   Reinvestment of distributions                                 80              40             740           1,072
   Payments for redemptions                                    (435)           (708)         (3,625)         (8,787)
   Shares issued in connection with the
      acquisition of Fund net assets                             --              --              --              --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
   Class S transactions                                       4,863           3,278           1,109           1,963
-------------------------------------------------------------------------------------------------------------------
Class Y:
   Proceeds from sales                                      352,553         325,792          48,302          35,474
   Reinvestment of distributions                              4,025           5,649           1,119           1,500
   Payments for redemptions                                (105,451)       (127,339)        (20,672)        (42,257)
   Shares issued in connection with the
      acquisition of Common Trust Fund net assets                --              --              --              --
   Shares issued in connection with the
      acquisition of Fund net assets                             --              --              --              --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
   Class Y transactions                                     251,127         204,102          28,749          (5,283)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
   capital share transactions                               261,529         236,901          49,023          15,445
-------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                     261,501         240,843          46,061          18,585
NET ASSETS AT BEGINNING OF PERIOD                           410,783         231,455         212,870
===================================================================================================================
NET ASSETS AT END OF PERIOD                            $    913,127    $    651,626    $    277,516    $    231,455
===================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
   NET INVESTMENT INCOME AT END OF PERIOD              $       (931)   $         (4)   $       (983)   $        163
===================================================================================================================

(1)  Commencement of operations.

(2)  See note 4 in Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

                                                                  REALIZED AND
                                         NET ASSET                  UNREALIZED    DIVIDENDS                  NET ASSET
                                             VALUE           NET      GAINS OR     FROM NET  DISTRIBUTIONS       VALUE
                                         BEGINNING    INVESTMENT   (LOSSES) ON   INVESTMENT           FROM      END OF
                                         OF PERIOD        INCOME   INVESTMENTS       INCOME  CAPITAL GAINS      PERIOD
----------------------------------------------------------------------------------------------------------------------
CORE BOND FUND
Class A
  2003(1)                                   $11.45         $0.23         $0.06       $(0.24)        $   --      $11.50
  2002                                       11.37          0.55          0.08        (0.55)            --       11.45
  2001(2)                                    10.69          0.61          0.69        (0.62)            --       11.37
  2000                                       10.65          0.61          0.04        (0.61)            --       10.69
  1999                                       11.69          0.59         (0.89)       (0.59)         (0.15)      10.65
  1998                                       10.97          0.57          0.73        (0.57)         (0.01)      11.69
Class B
  2003(1)                                   $11.38         $0.21         $0.04       $(0.20)        $   --      $11.43
  2002                                       11.29          0.47          0.09        (0.47)            --       11.38
  2001(2)                                    10.63          0.52          0.68        (0.54)            --       11.29
  2000                                       10.58          0.53          0.05        (0.53)            --       10.63
  1999                                       11.63          0.51         (0.90)       (0.51)         (0.15)      10.58
  1998                                       10.91          0.49          0.73        (0.49)         (0.01)      11.63
Class C
  2003(1)                                   $11.42         $0.20         $0.05       $(0.20)        $   --      $11.47
  2002                                       11.34          0.47          0.08        (0.47)            --       11.42
  2001(2)                                    10.66          0.52          0.70        (0.54)            --       11.34
  2000                                       10.64          0.52          0.04        (0.54)            --       10.66
  1999(3)                                    11.33          0.38         (0.69)       (0.38)            --       10.64
Class S
  2003(1)                                   $11.45         $0.23         $0.06       $(0.24)        $   --      $11.50
  2002                                       11.37          0.55          0.08        (0.55)            --       11.45
  2001(2)(4)                                 11.28          0.01          0.08           --             --       11.37
Class Y
  2003(1)                                   $11.45         $0.25         $0.06       $(0.26)        $   --      $11.50
  2002                                       11.37          0.58          0.08        (0.58)            --       11.45
  2001(2)                                    10.69          0.63          0.70        (0.65)            --       11.37
  2000                                       10.65          0.63          0.04        (0.63)            --       10.69
  1999                                       11.69          0.61         (0.89)       (0.61)         (0.15)      10.65
  1998                                       10.96          0.60          0.74        (0.60)         (0.01)      11.69

CORPORATE BOND FUND
Class A
  2003(1)                                   $ 9.60         $0.26         $0.27       $(0.27)        $   --      $ 9.86
  2002                                       10.01          0.57         (0.39)       (0.58)         (0.01)       9.60
  2001(2)                                    10.03          0.72          0.35        (0.73)         (0.36)      10.01
  2000(5)                                    10.00          0.48          0.02        (0.47)            --       10.03
Class B
  2003(1)                                   $ 9.57         $0.23         $0.25       $(0.23)        $   --      $ 9.82
  2002                                        9.98          0.49         (0.38)       (0.51)         (0.01)       9.57
  2001(2)                                    10.02          0.66          0.32        (0.66)         (0.36)       9.98
  2000(5)                                    10.00          0.45          0.01        (0.44)            --       10.02
Class C
  2003(1)                                   $ 9.55         $0.23         $0.26       $(0.23)        $   --      $ 9.81
  2002                                        9.97          0.49         (0.40)       (0.50)         (0.01)       9.55
  2001(2)                                    10.01          0.63          0.35        (0.66)         (0.36)       9.97
  2000(5)                                    10.00          0.45         (0.01)       (0.43)            --       10.01
Class S
  2003(1)                                   $ 9.60         $0.27         $0.26       $(0.27)        $   --      $ 9.86
  2002                                       10.01          0.56         (0.38)       (0.58)         (0.01)       9.60
  2001(2)(4)                                  9.93          0.01          0.07           --             --       10.01
Class Y
  2003(1)                                   $ 9.59         $0.28         $0.26       $(0.28)        $   --      $ 9.85
  2002                                       10.00          0.59         (0.39)       (0.60)         (0.01)       9.59
  2001(2)                                    10.03          0.75          0.33        (0.75)         (0.36)      10.00
  2000(5)                                    10.00          0.49          0.02        (0.48)            --       10.03

                                                                                                      RATIO OF NET
                                                                                          RATIO OF      INVESTMENT
                                                                      RATIO OF NET     EXPENSES TO       INCOME TO
                                                           RATIO OF     INVESTMENT         AVERAGE     AVERAGE NET
                                           NET ASSETS   EXPENSES TO         INCOME      NET ASSETS          ASSETS    PORTFOLIO
                                TOTAL          END OF       AVERAGE     TO AVERAGE      (EXCLUDING      (EXCLUDING     TURNOVER
                            RETURN(6)    PERIOD (000)    NET ASSETS     NET ASSETS        WAIVERS)        WAIVERS)         RATE
-------------------------------------------------------------------------------------------------------------------------------
CORE BOND FUND
Class A
  2003(1)                        2.59%     $  199,594          0.95%          4.02%           1.05%          3.92%           85%
  2002                           5.77         122,354          0.95           4.93            1.03           4.85           115
  2001(2)                       12.50         119,067          0.95           5.50            1.13           5.32            81
  2000                           6.33         110,490          0.95           5.76            1.14           5.57            54
  1999                          (2.67)        137,133          0.95           5.29            1.14           5.10            90
  1998                          12.29         205,237          0.95           5.10            1.11           4.94           147
Class B
  2003(1)                        2.21%     $   31,303          1.70%          3.27%           1.80%          3.17%           85%
  2002                           5.12          16,741          1.70           4.17            1.78           4.09           115
  2001(2)                       11.59          15,071          1.70           4.75            1.88           4.57            81
  2000                           5.70          11,550          1.70           5.02            1.89           4.83            54
  1999                          (3.48)         14,639          1.70           4.53            1.89           4.34            90
  1998                          11.54          17,242          1.70           4.35            1.86           4.19           147
Class C
  2003(1)                       2.19%      $   15,096          1.70%          3.28%           1.80%          3.18%           85%
  2002                           5.02           9,672          1.70           4.18            1.78           4.10           115
  2001(2)                       11.68           7,148          1.70           4.65            1.88           4.47            81
  2000                           5.50             566          1.70           5.02            1.89           4.83            54
  1999(3)                       (2.75)            719          1.35           5.09            1.89           4.55            90
Class S
  2003(1)                        2.59%     $   49,457          0.95%          4.03%           1.05%          3.93%           85%
  2002                           5.77          33,270          0.95           4.93            1.03           4.85           115
  2001(2)(4)                     0.80          35,062          1.58           6.36            1.76           6.18            81
Class Y
  2003(1)                       2.73%      $2,117,370          0.70%          4.26%           0.80%          4.16%           85%
  2002                           6.04       1,204,555          0.70           5.18            0.78           5.10           115
  2001(2)                       12.76       1,368,812          0.70           5.76            0.88           5.58            81
  2000                           6.59       1,299,941          0.70           6.03            0.89           5.84            54
  1999                          (2.44)      1,239,900          0.70           5.57            0.89           5.38            90
  1998                          12.66       1,210,661          0.70           5.35            0.86           5.19           147

CORPORATE BOND FUND
Class A
  2003(1)                        5.63%     $   10,521          1.00%          5.48%           1.26%          5.22%           39%
  2002                           1.83           8,663          1.00           5.77            1.27           5.50           117
  2001(2)                       10.94           9,820          0.75           6.95            1.20           6.50           187
  2000(5)                        5.17             771          0.72           7.52            1.24           7.00           124
Class B
  2003(1)                        5.14%     $   15,942          1.75%          4.74%           2.01%          4.48%           39%
  2002                           1.07          18,728          1.75           5.02            2.02           4.75           117
  2001(2)                       10.06          22,608          1.65           6.45            2.11           5.99           187
  2000(5)                        4.70             103          1.48           6.86            1.99           6.35           124
Class C
  2003(1)                        5.26%     $    5,337          1.75%          4.73%           2.01%          4.47%           39%
  2002                           0.98           5,283          1.75           5.02            2.02           4.75           117
  2001(2)                       10.10           5,209          1.50           6.07            1.94           5.63           187
  2000(5)                        4.54             143          1.48           6.79            1.99           6.28           124
Class S
  2003(1)                        5.63%     $    3,171          1.00%          5.48%           1.26%          5.22%           39%
  2002                           1.84           3,557          1.00           5.77            1.27           5.50           117
  2001(2)(4)                     0.81           3,237          0.89           7.60            1.36           7.13           187
Class Y
  2003(1)                        5.76%     $  231,599          0.75%          5.73%           1.01%          5.47%           39%
  2002                           2.08         204,801          0.75           6.03            1.02           5.76           117
  2001(2)                       11.09         185,392          0.51           7.26            0.95           6.82           187
  2000(5)                        5.32          89,990          0.48           7.75            0.99           7.24           124

(1) For the six months ended March 31, 2003 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

(2)  Per share data calculated using average shares outstanding method.

(3) Class of shares has been offered since February 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.

(4) Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(5) Commenced operations on February 1, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.

(6) Total returns do not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

                                                                 REALIZED AND
                                          NET ASSET                UNREALIZED     DIVIDENDS
                                              VALUE         NET      GAINS OR      FROM NET   DISTRIBUTIONS
                                          BEGINNING  INVESTMENT   (LOSSES) ON    INVESTMENT            FROM    RETURN OF
                                          OF PERIOD      INCOME   INVESTMENTS        INCOME   CAPITAL GAINS      CAPITAL
------------------------------------------------------------------------------------------------------------------------------------
HIGH INCOME BOND FUND (1)
Class A
  2003(2)(3)                                 $ 7.90       $0.31         $0.69        $(0.36)         $   --       $   --
  2002                                         9.23        0.65         (1.21)        (0.70)             --        (0.07)
  2001(3)(4)                                   9.93        0.02         (0.68)        (0.04)             --           --
Class B
  2003(2)(3)                                 $ 7.87       $0.28         $0.67        $(0.32)         $   --       $   --
  2002                                         9.19        0.69         (1.31)        (0.63)             --        (0.07)
  2001(3)(4)                                   9.88        0.02         (0.67)        (0.04)             --           --
Class C
  2003(2)(3)                                 $ 7.89       $0.28         $0.67        $(0.32)         $   --       $   --
  2002                                         9.21        0.64         (1.27)        (0.62)             --        (0.07)
  2001(3)(4)                                   9.90        0.05         (0.70)        (0.04)             --           --
Class S
  2003(2)(3)                                 $ 7.98       $0.30         $0.69        $(0.36)         $   --       $   --
  2002                                         9.32        0.73         (1.30)        (0.70)             --        (0.07)
  2001(3)(5)                                   9.50        0.01         (0.19)           --              --           --
Class Y
  2003(2)(3)                                 $ 7.92       $0.32         $0.67        $(0.37)         $   --       $   --
  2002                                         9.24        0.74         (1.28)        (0.71)             --        (0.07)
  2001(3)(4)                                   9.92        0.05         (0.69)        (0.04)             --           --

INTERMEDIATE GOVERNMENT BOND FUND (6)
Class A
  2003                                       $10.00       $0.16         $0.06        $(0.17)         $   --       $   --
Class Y
  2003                                       $10.00       $0.18         $0.05        $(0.18)         $   --       $   --

INTERMEDIATE TERM BOND FUND (7)
Class A
  2003(2)                                    $10.35       $0.21         $0.03        $(0.21)         $   --       $   --
  2002                                        10.26        0.50          0.10         (0.50)             --        (0.01)
  2001(3)(8)                                   9.70        0.54          0.55         (0.51)          (0.02)          --
  2000(9)                                      9.68        0.58          0.02         (0.58)             --           --
  1999(9)                                     10.07        0.54         (0.38)        (0.54)          (0.01)          --
  1998(9)                                      9.88        0.55          0.19         (0.55)             --           --
  1997(9)                                      9.77        0.56          0.11         (0.56)             --           --
Class S
  2003(2)                                    $10.35       $0.21         $0.03        $(0.21)         $   --       $   --
  2002                                        10.26        0.51          0.09         (0.50)             --        (0.01)
  2001(3)(10)                                  9.78        0.48          0.53         (0.51)          (0.02)          --
Class Y
  2003(2)                                    $10.32       $0.22         $0.03        $(0.22)         $   --       $   --
  2002                                        10.23        0.52          0.10         (0.52)             --        (0.01)
  2001(3)(8)                                   9.68        0.56          0.54         (0.53)          (0.02)          --
  2000(9)                                      9.66        0.60          0.02         (0.60)             --           --
  1999(9)                                     10.04        0.56         (0.37)        (0.56)          (0.01)          --
  1998(9)                                      9.86        0.56          0.18         (0.56)             --           --
  1997(9)                                      9.74        0.57          0.12         (0.57)             --           --

                                                                                                                   RATIO
                                                                                                    RATIO OF      OF NET
                                                                                           RATIO    EXPENSES  INVESTMENT
                                           NET                     NET     RATIO OF       OF NET          TO      INCOME
                                         ASSET                  ASSETS     EXPENSES   INVESTMENT     AVERAGE  TO AVERAGE
                                         VALUE                  END OF           TO       INCOME  NET ASSETS  NET ASSETS  PORTFOLIO
                                        END OF       TOTAL      PERIOD      AVERAGE   TO AVERAGE  (EXCLUDING  (EXCLUDING   TURNOVER
                                        PERIOD  RETURN(11)       (000)   NET ASSETS   NET ASSETS    WAIVERS)    WAIVERS)       RATE
------------------------------------------------------------------------------------------------------------------------------------
HIGH INCOME BOND FUND (1)
Class A
  2003(2)(3)                            $ 8.54      12.86%  $   45,327        1.20%        7.46%       1.27%       7.39%        101%
  2002                                    7.90      (6.66)      23,900        1.10         7.64        1.47        7.27          86
  2001(3)(4)                              9.23      (6.55)         161        1.10         6.53        1.33        6.30          53
Class B
  2003(2)(3)                            $ 8.50      12.33%  $    6,721        1.95%        6.80%       2.02%       6.73%        101%
  2002                                    7.87      (7.26)         774        1.80         7.49        2.28        7.01          86
  2001(3)(4)                              9.19      (6.47)          40        1.77         6.02        2.02        5.77          53
Class C
  2003(2)(3)                            $ 8.52      12.31%  $   17,085        1.95%        6.75%       2.02%       6.68%        101%
  2002                                    7.89      (7.34)       7,213        1.83         7.08        2.26        6.65          86
  2001(3)(4)                              9.21      (6.50)       3,749        1.94         5.53        2.21        5.26          53
Class S
  2003(2)(3)                            $ 8.61      12.66%  $      263        1.20%        7.07%       1.27%       7.00%        101%
  2002                                    7.98      (6.66)          87        1.01         8.46        1.57        7.90          86
  2001(3)(5)                              9.32      (1.90)          --        0.00         1.23        0.00        1.23          53
Class Y
  2003(2)(3)                            $ 8.54      12.72%  $  154,905        0.95%        7.83%       1.02%       7.76%        101%
  2002                                    7.92      (6.33)      21,157        0.82         8.19        1.27        7.74          86
  2001(3)(4)                              9.24      (6.47)       8,308        0.96         6.06        1.23        5.79          53

INTERMEDIATE GOVERNMENT BOND FUND (6)
Class A
  2003                                  $10.05       2.35%  $    1,522        0.75%        3.82%       1.05%       3.52%         32%
Class Y
  2003                                  $10.05       2.39%  $  455,405        0.60%        4.09%       0.80%       3.89%         32%

INTERMEDIATE TERM BOND FUND (7)
Class A
  2003(2)                               $10.38       2.37%  $   72,036        0.75%        4.17%       1.04%       3.88%         79%
  2002                                   10.35       6.11       65,291        0.75         4.96        1.02        4.69          40
  2001(3)(8)                             10.26      11.46       61,225        0.85         5.62        0.96        5.51          30
  2000(9)                                 9.70       6.41       27,431        0.82         6.08        0.95        5.95          18
  1999(9)                                 9.68       1.66       33,779        0.81         5.47        0.95        5.33          64
  1998(9)                                10.07       7.57       29,550        0.75         5.50        0.96        5.29          27
  1997(9)                                 9.88       7.09       20,691        0.75         5.71        0.98        5.48          41
Class S
  2003(2)                               $10.38       2.37%  $   12,246        0.75%        4.15%       1.04%       3.86%         79%
  2002                                   10.35       6.12        6,070        0.75         4.86        1.02        4.59          40
  2001(3)(10)                            10.26      10.58          724        0.84         5.41        0.95        5.30          30
Class Y
  2003(2)                               $10.35       2.45%  $1,264,233        0.60%        4.31%       0.79%       4.12%         79%
  2002                                   10.32       6.29      978,406        0.60         5.11        0.77        4.94          40
  2001(3)(8)                             10.23      11.61      878,695        0.60         5.83        0.70        5.73          30
  2000(9)                                 9.68       6.67      408,708        0.57         6.33        0.70        6.20          18
  1999(9)                                 9.66       1.91      284,047        0.56         5.71        0.70        5.57          64
  1998(9)                                10.04       7.83      291,289        0.50         5.75        0.71        5.54          27
  1997(9)                                 9.86       7.36      254,521        0.50         5.96        0.73        5.73          41

(1) The financial highlights for the High Income Bond Fund as set forth herein include the historical financial highlights of the First American High Yield Bond Fund Class A shares, Class B shares, Class C shares, Class S shares, and Class Y shares. The assets of the First American High Yield Bond Fund were acquired by High Income Bond Fund on March 14, 2003. In connection with such acquisition, Class A shares, Class B shares, Class C shares, Class S shares, and Class Y shares of the First American High Yield Bond Fund were exchanged for Class A shares, Class B shares, Class C shares, Class S shares, and Class Y shares of High Income Bond Fund, respectively. Historical per-share amounts have been adjusted to reflect the conversion ratios utilized for the merger of the High Income Bond Fund and the First American High Yield Bond Fund.

(2) For the six months ended March 31, 2003 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

(3)  Per share data calculated using average shares outstanding method.

(4) Commenced operations on August 30, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(5) Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(6) Commenced operations on October 25, 2002. All ratios for the period have been annualized, except total return and portfolio turnover.

(7) The financial highlights for the Intermediate Term Bond Fund as set forth herein include the historical financial highlights of the Firstar Intermediate Bond Fund Class A shares, Class Y shares, and Class I shares. The assets of the Firstar Intermediate Bond Fund were acquired by Intermediate Term Bond Fund on September 24, 2001. In connection with such acquisition, Class A shares, Class Y shares, and Class I shares of the Firstar Intermediate Bond Fund were exchanged for Class A shares, Class S shares, and Class Y shares of Intermediate Term Bond Fund, respectively. Historical per-share amounts have been adjusted to reflect the conversion ratios utilized for the merger of the Intermediate Term Bond Fund and the Firstar Intermediate Bond Fund.

(8) Effective in 2001, the Fund's fiscal year end was changed to September 30 from October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

(9)  For the fiscal year ended October 31.

(10) Class of shares has been offered since November 27, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.

(11) Total returns do not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

                                                                 REALIZED AND
                                          NET ASSET                UNREALIZED     DIVIDENDS
                                              VALUE         NET      GAINS OR      FROM NET   DISTRIBUTIONS
                                          BEGINNING  INVESTMENT   (LOSSES) ON    INVESTMENT            FROM   RETURN OF
                                          OF PERIOD      INCOME   INVESTMENTS        INCOME   CAPITAL GAINS     CAPITAL
-----------------------------------------------------------------------------------------------------------------------
SHORT TERM BOND FUND
Class A
  2003 (1)                                   $10.29       $0.16         $  --       $(0.17)          $   --      $   --
  2002                                        10.27        0.42          0.04        (0.43)              --       (0.01)
  2001 (2)                                     9.91        0.61          0.40        (0.65)              --          --
  2000                                         9.86        0.58          0.02        (0.55)              --          --
  1999                                        10.04        0.52         (0.18)       (0.52)              --          --
  1998                                         9.94        0.53          0.10        (0.53)              --          --
Class S
  2003 (1)                                   $10.29       $0.16         $  --       $(0.17)          $   --      $   --
  2002                                        10.27        0.42          0.04        (0.43)              --       (0.01)
  2001 (2) (3)                                10.25        0.01          0.01           --               --          --
Class Y
  2003 (1)                                   $10.30       $0.16         $0.01       $(0.18)          $   --      $   --
  2002                                        10.27        0.43          0.05        (0.44)              --       (0.01)
  2001 (2)                                     9.91        0.63          0.39        (0.66)              --          --
  2000                                         9.87        0.59          0.01        (0.56)              --          --
  1999                                        10.04        0.52         (0.17)       (0.52)              --          --
  1998                                         9.94        0.53          0.10        (0.53)              --          --

U.S. GOVERNMENT MORTGAGE FUND (4)
Class A
  2003 (1)                                   $11.16       $0.21         $0.02       $(0.25)          $(0.12)     $   --
  2002                                        11.01        0.50          0.20        (0.55)              --          --
  2001 (2) (5)                                10.44        0.51          0.60        (0.54)              --          --
  2000 (6)                                    10.34        0.53          0.08        (0.51)              --          --
  1999 (7)                                    10.74        0.54         (0.40)       (0.54)              --          --
  1998 (7)                                    10.62        0.57          0.12        (0.57)              --          --
  1997 (7)                                    10.67        0.60         (0.07)       (0.58)              --          --
Class B
  2003 (1)                                   $11.18       $0.18         $0.01       $(0.21)          $(0.12)     $   --
  2002                                        11.03        0.42          0.20        (0.47)              --          --
  2001 (2) (5)                                10.45        0.43          0.62        (0.47)              --          --
  2000 (6)                                    10.36        0.45          0.08        (0.44)              --          --
  1999 (7)                                    10.74        0.47         (0.38)       (0.47)              --          --
  1998 (7)                                    10.61        0.50          0.13        (0.50)              --          --
  1997 (7)                                    10.66        0.51         (0.05)       (0.51)              --          --
Class C
  2003 (1)                                   $11.13       $0.18         $  --       $(0.21)          $(0.12)     $   --
  2002                                        11.00        0.46          0.15        (0.48)              --          --
  2001 (2) (3)                                10.98        0.05         (0.03)          --               --          --
Class S
  2003 (1)                                   $11.12       $0.20         $0.03       $(0.25)          $(0.12)     $   --
  2002                                        10.97        0.49          0.20        (0.54)              --          --
  2001 (2) (5)                                10.40        0.62          0.49        (0.54)              --          --
  2000 (6)                                    10.31        0.53          0.07        (0.51)              --          --
  1999 (7)                                    10.70        0.53         (0.38)       (0.54)              --          --
  1998 (7)                                    10.58        0.57          0.12        (0.57)              --          --
  1997 (7)                                    10.64        0.56         (0.04)       (0.58)              --          --
Class Y
  2003 (1)                                   $11.16       $0.22         $0.03       $(0.26)          $(0.12)     $   --
  2002                                        11.01        0.53          0.19        (0.57)              --          --
  2001 (2) (5)                                10.44        0.53          0.60        (0.56)              --          --
  2000 (6)                                    10.34        0.55          0.08        (0.53)              --          --
  1999 (7)                                    10.74        0.58         (0.41)       (0.57)              --          --
  1998 (7)                                    10.62        0.60          0.12        (0.60)              --          --
  1997 (7)                                    10.67        0.61         (0.05)       (0.61)              --          --

                                                                                                             RATIO OF NET
                                                                                                   RATIO OF    INVESTMENT
                                                                                  RATIO OF NET  EXPENSES TO     INCOME TO
                                   NET ASSET             NET ASSETS     RATIO OF    INVESTMENT      AVERAGE       AVERAGE
                                       VALUE                 END OF  EXPENSES TO        INCOME   NET ASSETS    NET ASSETS  PORTFOLIO
                                      END OF      TOTAL      PERIOD      AVERAGE    TO AVERAGE   (EXCLUDING    (EXCLUDING   TURNOVER
                                      PERIOD  RETURN(8)       (000)   NET ASSETS    NET ASSETS     WAIVERS)      WAIVERS)       RATE
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM BOND FUND
Class A
  2003 (1)                            $10.28      1.55%    $168,731         0.75%        3.06%        1.04%         2.77%        21%
  2002                                 10.29      4.59      163,358         0.75         4.06         1.04          3.77         59
  2001 (2)                             10.27     10.48      133,177         0.60         6.04         1.15          5.49         69
  2000                                  9.91      6.30       80,992         0.60         6.12         1.13          5.59         95
  1999                                  9.86      3.43        5,318         0.60         5.16         1.12          4.64         65
  1998                                 10.04      6.55        5,036         0.60         5.33         1.12          4.81        112
Class S
  2003 (1)                            $10.28      1.55%    $  8,553         0.75%        3.04%        1.04%         2.75%        21%
  2002                                 10.29      4.61        3,685         0.75         3.88         1.04          3.59         59
  2001 (2) (3)                         10.27      0.20          362         1.20         6.37         1.80          5.77         69
Class Y
  2003 (1)                            $10.29      1.62%    $735,843         0.60%        3.20%        0.79%         3.01%        21%
  2002                                 10.30      4.85      484,583         0.60         4.18         0.79          3.99         59
  2001 (2)                             10.27     10.64      277,244         0.46         6.24         1.02          5.68         69
  2000                                  9.91      6.29       92,092         0.51         5.94         0.98          5.47         95
  1999                                  9.87      3.53      119,522         0.60         5.15         0.87          4.88         65
  1998                                 10.04      6.55      173,136         0.60         5.33         0.87          5.06        112
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE FUND (4)
Class A
  2003 (1)                            $11.02      2.09%    $ 22,120         0.95%        3.66%        1.06%         3.55%        70%
  2002                                 11.16      6.53       16,985         0.95         4.61         1.08          4.48        197
  2001 (2) (5)                         11.01     10.88        7,751         1.04         5.15         1.19          5.00         22
  2000 (6)                             10.44      6.05        3,644         1.04         5.36         1.15          5.25         23
  1999 (7)                             10.34      1.37        4,620         0.98         5.15         1.09          5.04         26
  1998 (7)                             10.74      6.66        4,664         0.97         5.35         1.07          5.25         55
  1997 (7)                             10.62      5.20        5,181         0.97         5.56         1.07          5.46        100
Class B
  2003 (1)                            $11.04      1.73%    $ 10,348         1.70%        2.91%        1.81%         2.80%        70%
  2002                                 11.18      5.79        6,235         1.70         3.85         1.83          3.72        197
  2001 (2) (5)                         11.03     10.25        2,039         1.71         4.37         1.86          4.22         22
  2000 (6)                             10.45      5.27          139         1.74         4.66         1.85          4.55         23
  1999 (7)                             10.36      0.86          282         1.68         4.47         1.79          4.36         26
  1998 (7)                             10.74      6.02          149         1.67         4.67         1.77          4.57         55
  1997 (7)                             10.61      4.47          466         1.67         4.84         1.77          4.74        100
Class C
  2003 (1)                            $10.98      1.66%    $ 15,334         1.70%        2.88%        1.81%         2.77%        70%
  2002                                 11.13      5.78        5,834         1.70         3.92         1.83          3.79        197
  2001 (2) (3)                         11.00      0.18          105         0.82         5.26         1.12          4.96         22
Class S
  2003 (1)                            $10.98      2.10%    $ 22,192         0.95%        3.67%        1.06%         3.56%        70%
  2002                                 11.12      6.55       21,355         0.95         4.59         1.08          4.46        197
  2001 (2) (5)                         10.97     10.94       19,092         0.97         6.52         1.15          6.34         22
  2000 (6)                             10.40      5.96        5,145         1.04         5.36         1.15          5.25         23
  1999 (7)                             10.31      1.45        8,584         0.98         5.17         1.09          5.06         26
  1998 (7)                             10.70      6.67        6,140         0.97         5.34         1.07          5.24         55
  1997 (7)                             10.58      5.10        7,049         0.97         5.52         1.07          5.42        100
Class Y
  2003 (1)                            $11.03      2.31%    $207,522         0.70%        3.92%        0.81%         3.81%        70%
  2002                                 11.16      6.79      181,046         0.70         4.84         0.83          4.71        197
  2001 (2) (5)                         11.01     11.14      183,883         0.71         5.37         0.85          5.23         22
  2000 (6)                             10.44      6.34       53,896         0.74         5.66         1.15          5.25         23
  1999 (7)                             10.34      1.67       72,483         0.68         5.45         1.09          5.04         26
  1998 (7)                             10.74      6.98       93,683         0.67         5.64         1.07          5.24         55
  1997 (7)                             10.62      5.51       72,753         0.67         5.84         1.07          5.44        100

(1) For the six months ended March 31, 2003 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

(2)  Per share data calculated using average shares outstanding method.

(3) Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(4) The financial highlights for the U.S. Government Securities Fund as set forth herein include the historical financial highlights of the Firstar U.S. Government Securities Fund Class A shares, Class B shares, Class Y shares, and Class I shares.The assets of the Firstar U.S. Government Securities Fund were acquired by U.S. Government Securities Fund on September 24, 2001. In connection with such acquisition, Class A shares, Class B shares, Class Y shares, and Class I shares of the Firstar U.S.Government Securities Fund were exchanged for Class A shares, Class B shares, Class S shares, and Class Y shares of U.S. Government Securities Fund, respectively.

(5) Effective in 2001, the Fund's fiscal year end was changed to September 30 from October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

(6) Effective in 2000, the Fund's fiscal year end was changed to October 31 from November 30. All ratios for the period have been annualized, except total return and portfolio turnover.

(7)  For the fiscal year ended November 30.

(8) Total returns do not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

NOTES TO Financial STATEMENTS March 31, 2003 (unaudited)

1 >  ORGANIZATION

     The First American Core Bond Fund (formerly Fixed Income Fund), Corporate Bond Fund, High Income Bond Fund (formerly Strategic Income Fund), Intermediate Government Bond Fund, Intermediate Term Bond Fund, Short Term Bond Fund, and U.S. Government Mortgage Fund (formerly U.S. Government Securities Fund) (each a "Fund" and collectively, the "Funds") are mutual funds offered by First American Investment Funds, Inc. ("FAIF"), which is a member of First American Family of Funds. FAIF currently offers 37 funds, including the Funds included in this report. FAIF is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. FAIF's articles of incorporation permit the Funds' board of directors to create additional funds in the future.

     FAIF offers Class A, Class B, Class C, Class S, and Class Y shares. Class A shares of Intermediate Government Bond Fund, Intermediate Term Bond Fund, and Short Term Bond Fund are sold with a front-end sales charge of 2.25%. Class A shares of Core Bond Fund, Corporate Bond Fund, High Income Bond Fund, and U.S. Government Mortgage Fund are sold with a front-end sales charge of 4.25%. Class B shares are subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares are sold with a front-end sales charge of 1.00%, are subject to a contingent deferred sales charge for 18 months, and will not convert to Class A shares. Class S and Class Y shares have no sales charge and are offered only to qualifying institutional investors. Class B and Class C shares are not offered by the Intermediate Government Bond Fund, Intermediate Term Bond Fund, or Short Term Bond Fund. Class S shares are not offered by the Intermediate Government Bond Fund.

     The Funds' prospectuses provide descriptions of each Fund's investment objectives, policies, and strategies. All classes of shares in a Fund have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that the level of distribution and shareholder servicing fees charged may differ among classes and each class has exclusive voting rights on any matters relating to that class' servicing or distribution arrangements.

2 >  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies followed by the Funds are as follows:

     SECURITY VALUATION - Security valuations for the Funds' investments are furnished by one or more independent pricing services that have been approved by the Funds' board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such securities on each business day. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Funds' board of directors. As of March 31, 2003, Core Bond Fund, High Income Bond Fund, and Short Term Bond Fund held fair value securities with a value of $3,400,000, $4,313, and $6,641, respectively. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Foreign securities are valued at the closing prices on the principal exchanges on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents. Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund, determined at the close of the New York Stock Exchange (generally 3:00 p.m. central time) on the valuation date.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME - The Funds record security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

     DISTRIBUTIONS TO SHAREHOLDERS - Distributions from net investment income are declared and paid on a monthly basis. Any net realized capital gains on sales of securities for a Fund are distributed to shareholders at least annually.

     EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are generally allocated to the Funds on the basis of relative net assets of all Funds within the First American Fund complex. Class specific expenses, such as 12b-1 fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a Fund are allocated to each respective class in proportion to the relative net assets of each class.

     FEDERAL TAXES - It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required.

     Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to losses deferred due to wash sales, paydowns on pass through obligations, and tax mark to market adjustments under Section 311(e) of the Taxpayer Relief Act of 1997.

     To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the difference arises.

     The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

     The character of the distributions paid during the semiannual period ended March 31, 2003 (estimated) and the fiscal year ended September 30, 2002, was as follows:

                                                 2003
     --------------------------------------------------------------------------------------------
                                             ORDINARY             LONG TERM                 TOTAL
     FUND                                INCOME (000)            GAIN (000)                 (000)
     --------------------------------------------------------------------------------------------
     Core Bond Fund                           $31,859                $   --               $31,859
     Corporate Bond Fund                        7,084                    --                 7,084
     High Income Bond Fund                      6,755                    --                 6,755
     Intermediate Government Bond Fund          8,632                   535                 9,167
     Intermediate Term Bond Fund               27,369                    --                27,369
     Short Term Bond Fund                      13,413                    --                13,413
     U.S. Government Mortgage Fund              5,856                 2,454                 8,310
                                                 2002
     ----------------------------------------------------------------------------------------------------------------
                                             ORDINARY             LONG TERM             RETURN OF               TOTAL
     FUND                                INCOME (000)            GAIN (000)         CAPITAL (000)               (000)
     ----------------------------------------------------------------------------------------------------------------
     Core Bond Fund                           $72,708                $   --               $   576             $73,284
     Corporate Bond Fund                       14,518                    --                    39              14,557
     High Income Bond Fund                     14,577                    --                    --              14,577
     Intermediate Term Bond Fund               49,635                    --                   875              50,510
     Short Term Bond Fund                      20,999                    --                   545              21,544
     U.S. Government Mortgage Fund             11,010                    --                    --              11,010

As of September 30, 2002, the Funds' most recently completed fiscal year end, the components of accumulated earnings (deficit) on a tax basis were:

                                                                           ACCUMULATED                                      TOTAL
                                     UNDISTRIBUTED       UNDISTRIBUTED     CAPITAL AND            UNREALIZED          ACCUMULATED
                                          ORDINARY           LONG TERM    POST-OCTOBER          APPRECIATION             EARNINGS
FUND                                  INCOME (000) CAPITAL GAINS (000)    LOSSES (000)  (DEPRECIATION) (000)      (DEFICIT) (000)
---------------------------------------------------------------------------------------------------------------------------------
Core Bond Fund                                $ --              $   --        $(19,103)             $ 57,017             $ 37,915
Corporate Bond Fund                             --                  --         (36,226)                  310              (35,916)
High Income Bond Fund                            3                  --         (31,528)              (11,472)             (42,997)
Intermediate Term Bond Fund                     --                  --         (19,950)               51,612               31,662
Short Term Bond Fund                            --                  --          (7,450)               15,392                7,942
U.S. Government Mortgage Fund                  163               2,350              --                 6,021                8,534

The differences between book and tax basis unrealized appreciation (depreciation) is primarily due to the deferral of losses due to wash sales and tax mark to market adjustments made under Section 311(e) of the Taxpayer Relief Act of 1997.

As of September 30, 2002, the Funds' most recently completed fiscal year end, the following Funds have capital loss carryforwards:


     FUND                         AMOUNT (000)         EXPIRATION DATE
     -----------------------------------------------------------------
     Core Bond Fund                    $19,103               2003-2008
     Corporate Bond Fund                27,439               2005-2007
     High Income Bond Fund              22,033               2003-2010
     Intermediate Term Bond Fund        18,239               2003-2010
     Short Term Bond Fund                6,653               2003-2008

In accordance with Section 382 of the Internal Revenue Code, utilization of all or a portion of the above capital loss carryovers is limited on an annual basis for the Corporate Bond Fund and Intermediate Term Bond Fund in the amount of $6,352,310 and $2,720,363, respectively, per tax year for a portion of their capital loss carryover.

Certain Funds incurred a loss for tax purposes for the period from November 1, 2001 to September 30, 2002. As permitted by tax regulations, the Funds intend to elect to defer and treat these losses as arising in the fiscal year ending September 30, 2003. The following Funds had deferred losses:


     FUND                                            AMOUNT (000)
     ------------------------------------------------------------
     Corporate Bond Fund                                   $8,788
     High Income Bond Fund                                  9,495
     Intermediate Term Bond Fund                            1,711
     Short Term Bond Fund                                     797

FOREIGN CURRENCY TRANSLATION - The books and records of the High Income Bond Fund are maintained in U.S. dollars on the following basis:

- market value of investment securities, assets, and liabilities at the current rate of exchange; and

- purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The High Income Bond Fund does not isolate the portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. The High Income Bond Fund does isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon sale or maturity of foreign currency denominated debt obligations pursuant to the federal income tax regulations. Such amounts are categorized as foreign currency gain or loss for both financial reporting and income tax reporting purposes.

The High Income Bond Fund reports certain foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by a Fund on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the portfolio maintains, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Fund's net asset value if the Fund makes such purchases while remaining substantially fully invested. At March 31, 2003, Core Bond Fund, Intermediate Government Bond Fund, Intermediate Term Bond Fund, Short Term Bond Fund and U.S. Government Mortgage Fund had outstanding when-issued commitments with a cost of $201,831,993, $4,995,313, $12,987,813, $15,328,438, and
$36,723,169, respectively.

In connection with the ability to purchase securities on a when-issued basis, the Core Bond Fund, Corporate Bond Fund, High Income Bond Fund, Intermediate Government Bond Fund, Intermediate Term Bond Fund, Short Term Bond Fund, and U.S. Government Mortgage Fund may also enter into dollar rolls in which the Fund sells securities purchased on a forward-commitment basis and simultaneously contracts with a counterparty to repurchase similar (same type, coupon, and maturity) but not identical securities on a specified future date. Dollar rolls are considered a form of leverage. As an inducement to "roll over" its purchase commitments, the Fund receives negotiated fees. For the semiannual period ended March 31, 2003, the Funds earned no fees from dollar roll transactions.

ILLIQUID OR RESTRICTED SECURITIES - At March 31, 2003, investments in securities in the Core Bond Fund, Corporate Bond Fund, High Income Bond Fund, Intermediate Term Bond Fund, Short Term Bond Fund, and U.S. Government Mortgage Fund included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Funds' board of directors as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation.

At March 31, 2003, the aggregate value of illiquid or restricted securities subject to this limitation was as follows:


                                            PERCENTAGE OF
FUND                                                VALUE            NET ASSETS
-------------------------------------------------------------------------------
Core Bond Fund                                $35,606,112                   1.5%
Corporate Bond Fund                               911,115                   0.3
High Income Bond Fund                             215,772                   0.1
Intermediate Term Bond                            661,405                   0.1
Short Term Bond Fund                                6,641                   0.0
U.S. Government Mortgage Fund                   5,032,205                   1.8

Information concerning restricted securities is as follows:


                                CORE BOND FUND
-------------------------------------------------------------------------------
                                         DATES
SECURITY                                   PAR        ACQUIRED      COST BASIS
-------------------------------------------------------------------------------
Duty Free International            $ 6,800,000       1/99-7/99     $ 6,787,170
Wells Fargo Mortgage Backed
 Securities Trust                   31,371,379            1/03      31,900,026


                               CORPORATE BOND FUND
-------------------------------------------------------------------------------
                                  DATES
SECURITY                            PAR          ACQUIRED            COST BASIS
-------------------------------------------------------------------------------
Aircraft Finance Trust       $  839,357              2/00            $  773,253
Juniper                       1,000,000              2/00             1,000,000


                              HIGH INCOME BOND FUND
-------------------------------------------------------------------------------
                                       DATES
SECURITY                          PAR/SHARES        ACQUIRED         COST BASIS
-------------------------------------------------------------------------------
Aircraft Finance Trust              $839,357            2/00           $773,264
AT&T Canada                              100            1/98                231
Diamond Brands Operating              50,000            4/98             50,000
Glenoit                              100,000       3/97-8/97            101,654
NII Holdings, Series B                 5,751           11/02              4,695
Pegasus Communications                15,109            1/03                 --
Viatel                                75,000            9/02                 --
Viatel Holdings                          294            9/02             82,139


                           INTERMEDIATE TERM BOND FUND
-------------------------------------------------------------------------------
                                       DATES
SECURITY                                 PAR      ACQUIRED           COST BASIS
-------------------------------------------------------------------------------
Louisville & Nashville
  Railroad, Series F                $636,000         10/02             $636,000
Orange California
  Redevelopment Agency                25,000         10/02               25,353


                              SHORT TERM BOND FUND
-------------------------------------------------------------------------------
                                       DATES
SECURITY                                 PAR        ACQUIRED         COST BASIS
-------------------------------------------------------------------------------
Auto Bond Receivables Trust         $106,397     11/98-11/00           $106,396
Patten                                 7,590       7/95-9/00              7,512


                          U.S. GOVERNMENT MORTGAGE FUND
-------------------------------------------------------------------------------
                                        DATES
SECURITY                                  PAR          ACQUIRED      COST BASIS
-------------------------------------------------------------------------------
Wells Fargo Mortgage Backed
  Securities Trust                 $4,901,778              1/03      $4,984,379

     SECURITIES LENDING - Each Fund may lend up to one-third of the value of its total assets to broker-dealers, banks, or other institutional borrowers of securities in order to earn additional income. Each Fund's policy is to maintain collateral in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then "marked-to-market" daily until the securities are returned.

     USBAM serves as the securities lending agent for the Funds in transactions involving the lending of portfolio securities on behalf of the Funds. For these services, the securities lending fees paid to USBAM from the Funds for the six months ended March 31, 2003, were as follows:


     FUND                                          AMOUNT (000)
     ----------------------------------------------------------
     Core Bond Fund                                        $152
     Corporate Bond Fund                                     17
     High Income Bond Fund                                    3
     Intermediate Term Bond Fund                            165
     Short Term Bond Fund                                    80

     HISTORICAL FINANCIAL STATEMENT INFORMATION - The financial information presented for Intermediate Term Bond Fund and U.S. Government Mortgage Fund, prior to September 24, 2001, is that of Firstar Intermediate Bond Fund and Firstar U.S. Government Securities Fund, respectively.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 >  FEES AND EXPENSES

     ADVISORY FEES - Pursuant to an investment advisory agreement (the "Agreement"), U.S. Bancorp Asset Management, Inc. ("USBAM"), manages each Fund's assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each Fund to pay USBAM a monthly fee based upon average daily net assets.

     The fee for each Fund is equal to an annual rate as presented below applied to the Fund's average daily net assets.

     Core Bond Fund                         0.50%
     Corporate Bond Fund                     0.70
     High Income Bond Fund                   0.70
     Intermediate Government Bond Fund       0.50
     Intermediate Term Bond Fund             0.50
     Short Term Bond Fund                    0.50
     U.S. Government Mortgage Fund           0.50

     USBAM voluntarily waived fees during the most recently completed semiannual period so that the total fund operating expenses did not exceed expense limitations described in the Funds' prospectus.

     The Funds may invest in the money market funds that are series of First American Funds, Inc. ("FAF"), subject to certain limitations. The terms of such transactions are identical to those of nonrelated entities except that, to avoid duplicative investment advisory fees, USBAM reimburses each FAIF Fund an amount equal to the investment advisory fee paid by FAF to USBAM related to such investments.

     SUB-ADVISOR FEES - Federated Global Research Corp., a subsidiary of Federated Investors, Inc. ("Federated"), served as sub-advisor to the High Income Bond Fund under an agreement with USBAM (the "Sub-Advisory Agreement") through March 14, 2003. For its services under the Sub-Advisory Agreement, Federated was paid a monthly fee by USBAM, calculated on an annual basis equal to 0.20% of the first $25 million of the Fund's average daily net assets, 0.165% of the Fund's average daily net assets in excess of $25 million up to $50 million, 0.13% of the Fund's average daily net assets in excess of $50 million up to $100 million, and 0.105% of the Fund's average daily net assets in excess of $100 million.

     CO-ADMINISTRATION FEES - USBAM and U.S. Bancorp Fund Services, LLC ("USBFS") (collectively, the "Administrators"), serve as co-administrators pursuant to a co-administration agreement between the Administrators and the Funds. USBAM is a subsidiary of U.S. Bank National Association ("U.S. Bank"). Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the co-administration agreement, the Administrators are compensated to provide, or compensate other entities to provide services to the Funds. These services include various legal, oversight and administrative services, accounting services, transfer agency and dividend disbursing services, and shareholder services. The Funds pay the Administrators at an annual rate, calculated daily and paid monthly based on the average daily net assets of all open-end mutual funds in the First American Family of Funds, equal to each Fund's pro rata share of an amount equal to 0.25% of the aggregate average daily net assets up to $8 billion, 0.235% on the next $17 billion of aggregate average daily net assets, 0.22% on the next $25 billion of aggregate average daily net assets, and 0.20% of the aggregate average daily net assets of all open-end mutual funds in the First American Family of Funds in excess of $50 billion. In addition, the Funds pay the Administrators annual fees of $18,500 per class and additional per account fees for transfer agent services.

     For the semiannual period ended March 31, 2003, administration and transfer agent fees paid to USBAM and USBFS for the Funds included in this semiannual report were as follows:


     FUND                                          AMOUNT (000)
     ----------------------------------------------------------
     Core Bond Fund                                      $1,967
     Corporate Bond Fund                                    336
     High Income Bond Fund                                  238
     Intermediate Government Bond Fund                      581
     Intermediate Term Bond Fund                          1,764
     Short Term Bond Fund                                 1,079
     U.S. Government Mortgage Fund                          339

     CUSTODIAN FEES - U.S. Bank serves as the Funds' custodian pursuant to a custodian agreement with FAIF. The fee for each Fund is equal to an annual rate of 0.01% of average daily net assets, which is computed daily and paid monthly.

     DISTRIBUTION AND SHAREHOLDER SERVICING FEES - Quasar Distributors, LLC ("Quasar"), a subsidiary of U.S. Bancorp, serves as the distributor of the Funds pursuant to a distribution agreement with FAIF. Under the respective distribution agreement, each of the Funds pays Quasar a monthly distribution and/or shareholder servicing fee at an annual rate of 0.25%, 1.00%, and 1.00% of each Fund's average daily net assets of the Class A shares, Class B shares, and Class C shares, respectively, which may be used by Quasar to provide compensation for sales support, distribution activities, and shareholder servicing activities.

     FAIF has also adopted and entered into a shareholder service plan and agreement with Quasar. Each Fund pays to Quasar a monthly shareholder servicing fee equal to an annual rate of 0.25% of each Fund's average daily net assets of the Class S shares. The distributor is currently waiving fees equal to 0.10% of average daily net assets for Class A and Class S shares in the Intermediate Government Bond Fund, Intermediate Term Bond Fund, and Short Term Bond Fund. No distribution or shareholder servicing fees are paid by Class Y shares.

     For the semiannual period ended March 31, 2003, total distribution and shareholder servicing fees waived by the distributor for the Funds included in this semiannual report were as follows:


     FUND                                          AMOUNT (000)
     ----------------------------------------------------------
     Intermediate Government Bond Fund                      $--
     Intermediate Term Bond Fund                             39
     Short Term Bond Fund                                    87

     Under the distribution agreements, the following amounts were retained by Quasar or paid to affiliates of USBAM for the semiannual period ended March 31, 2003:


     FUND                                          AMOUNT (000)
     ----------------------------------------------------------
     Core Bond Fund                                        $192
     Corporate Bond Fund                                     49
     High Income Bond Fund                                   43
     Intermediate Government Bond Fund                        1
     Intermediate Term Bond Fund                             44
     Short Term Bond Fund                                    96
     U.S. Government Mortgage Fund                          107

     OTHER FEES - In addition to the investment advisory fees, custodian fees, distribution and shareholder servicing fees, and co-administration fees, each Fund is responsible for paying most other operating expenses including fees and expenses of outside directors, registration fees, printing of shareholder reports, legal, auditing, insurance, and other miscellaneous expenses.

     For the semiannual period ended March 31, 2003, legal fees and expenses were paid to a law firm of which the Secretary and two Assistant Secretaries of the Funds are partners.

     SALES CHARGES - Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on redemptions made in Class B shares for the first six years. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares.

                                 CONTINGENT DEFERRED SALES CHARGE
                                        AS A PERCENTAGE OF DOLLAR
     YEAR SINCE PURCHASE                 AMOUNT SUBJECT TO CHARGE
     ------------------------------------------------------------
     First                                                  5.00%
     Second                                                 5.00%
     Third                                                  4.00%
     Fourth                                                 3.00%
     Fifth                                                  2.00%
     Sixth                                                  1.00%
     Seventh                                                0.00%
     Eighth                                                 0.00%

     Class B shares will automatically convert to Class A shares eight years after the first day of the month shares are purchased.

     A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first 18 months.

     The CDSC for Class B and Class C shares is imposed on the value of the purchased shares, or the value at the time of redemption, whichever is less.

     For the semiannual period ended March 31, 2003, total front-end and contingent deferred sales charges retained by affiliates of USBAM for distributing the Funds' shares were as follows:


     FUND                                          AMOUNT (000)
     ----------------------------------------------------------
     Core Bond Fund                                        $146
     Corporate Bond Fund                                     61
     High Income Bond Fund                                   65
     Intermediate Government Bond Fund                       25
     Intermediate Term Bond Fund                             33
     Short Term Bond Fund                                   251
     U.S. Government Mortgage Fund                          367

4 >  CAPITAL SHARE TRANSACTIONS

     FAIF has 420 billion shares of $0.0001 par value capital stock authorized. Capital share transactions for the Funds were as follows:

                                                                                                              HIGH      INTERMEDIATE
                                                             CORE BOND        CORPORATE BOND           INCOME BOND        GOVERNMENT
                                                            FUND (000)            FUND (000)            FUND (000)   BOND FUND (000)
------------------------------------------------------------------------------------------------------------------------------------
                                                    10/1/02    10/1/01    10/1/02    10/1/01    10/1/02    10/1/01      10/25/02 (1)
                                                         TO         TO         TO         TO         TO         TO                TO
                                                    3/31/03    9/30/02    3/31/03    9/30/02    3/31/03    9/30/02           3/31/03
------------------------------------------------------------------------------------------------------------------------------------
                                                (UNAUDITED)           (UNAUDITED)           (UNAUDITED)                  (UNAUDITED)
Class A:
   Shares issued                                      1,634      4,694        360        281        937        354              151
   Shares issued in lieu of cash distributions          167        362         20         43         60        103                2
   Shares redeemed                                   (2,599)    (4,850)      (215)      (403)      (709)      (473)              (1)
   Shares issued in connection with the
     acquistion of Fund net assets                    7,465         --         --         --      2,765         --               --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS A TRANSACTIONS                            6,667        206        165        (79)     3,053        (16)             152
====================================================================================================================================
Class B:
   Shares issued                                        186        417        105        150        100        258               --
   Shares issued in lieu of cash distributions           24         52         30         78         10         16               --
   Shares redeemed                                     (261)      (332)      (470)      (536)       (72)       (40)              --
   Shares issued in connection with the
     acquistion of Fund net assets                    1,319         --         --         --        227         --               --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS B TRANSACTIONS                            1,268        137       (335)      (308)       265        234               --
====================================================================================================================================
Class C:
   Shares issued                                        171        626         35        198        271        419               --
   Shares issued in lieu of cash distributions           15         34         12         27         30         40               --
   Shares redeemed                                     (210)      (444)       (56)      (194)      (230)      (187)              --
   Shares issued in connection with the
     acquistion of Fund net assets                      493         --         --         --      1,155         --               --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS C TRANSACTIONS                              469        216         (9)        31      1,226        272               --
====================================================================================================================================
Class S:
   Shares issued                                        647      1,039         18        249          2         16               --
   Shares issued in lieu of cash distributions           52        142         10         23         --         --               --
   Shares redeemed                                   (1,917)    (1,361)       (77)      (224)        --        (15)              --
   Shares issued in connection with the
     acquistion of Fund net assets                    2,613         --         --         --         28         --               --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS S TRANSACTIONS                            1,395       (180)       (49)        48         30          1               --
====================================================================================================================================
Class Y:
   Shares issued                                     15,141     20,969      4,781      6,921      2,558      4,613           53,770
   Shares issued in lieu of cash distributions          802      1,640         71        136        130        297               55
   Shares redeemed                                  (21,303)   (37,873)    (2,694)    (4,243)    (5,814)    (6,453)          (8,508)
   Shares issued in connection with the
     acquistion of Common Trust Fund net assets       1,167         --         --         --         --         --               --
   Shares issued in connection with the
     acquistion of Fund net assets                   83,108         --         --         --      4,283         --               --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS Y TRANSACTIONS                           78,915    (15,264)     2,158      2,814      1,157     (1,543)          45,317
====================================================================================================================================
NET INCREASE (DECREASE) IN CAPITAL SHARES            88,714    (14,885)     1,930      2,506      5,731     (1,052)          45,469
====================================================================================================================================
                                                        INTERMEDIATE TERM              SHORT TERM BOND              U.S. GOVERNMENT
                                                          BOND FUND (000)                   FUND (000)          MORTGAGE FUND (000)
-----------------------------------------------------------------------------------------------------------------------------------
                                                     10/1/02      10/1/01        10/1/02       10/1/01       10/1/02        10/1/01
                                                          TO           TO             TO            TO            TO             TO
                                                     3/31/03      9/30/02        3/31/03       9/30/02       3/31/03        9/30/02
-----------------------------------------------------------------------------------------------------------------------------------
                                                 (UNAUDITED)                 (UNAUDITED)                 (UNAUDITED)
Class A:
   Shares issued                                       1,507         2,778         4,358         6,633           807            961
   Shares issued in lieu of cash distributions            98           228           206           438            48             43
   Shares redeemed                                      (970)       (2,667)       (4,025)       (4,170)         (370)          (186)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS A TRANSACTIONS                               635           339           539         2,901           485            818
===================================================================================================================================
Class B:
   Shares issued                                          --            --            --            --           459            430
   Shares issued in lieu of cash distributions            --            --            --            --            19             12
   Shares redeemed                                        --            --            --            --           (98)           (69)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS B TRANSACTIONS                                --            --            --            --           380            373
===================================================================================================================================
Class C:
   Shares issued                                          --            --            --            --           979            529
   Shares issued in lieu of cash distributions            --            --            --            --            25              5
   Shares redeemed                                        --            --            --            --          (132)           (20)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS C TRANSACTIONS                                --            --            --            --           872            514
===================================================================================================================================
Class S:
   Shares issued                                         819           645           509           388           362            886
   Shares issued in lieu of cash distributions            19            10             8             4            67             99
   Shares redeemed                                      (245)         (139)          (43)          (69)         (329)          (805)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS S TRANSACTIONS                               593           516           474           323           100            180
===================================================================================================================================
Class Y:
   Shares issued                                      45,210        29,153        34,353        32,058         4,371          3,231
   Shares issued in lieu of cash distributions         1,037         1,547           393           557           102            137
   Shares redeemed                                   (18,858)      (21,788)      (10,267)      (12,544)       (1,868)        (3,854)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS Y TRANSACTIONS                            27,389         8,912        24,479        20,071         2,605           (486)
===================================================================================================================================
NET INCREASE IN CAPITAL SHARES                        28,617         9,767        25,492        23,295         4,442          1,399
===================================================================================================================================

(1)  Commencement of operations.

5 >  INVESTMENT SECURITY TRANSACTIONS

     During the semiannual period ended March 31, 2003, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

                                             U.S. GOVERNMENT                OTHER INVESTMENT
                                                  SECURITIES                      SECURITIES
     ---------------------------------------------------------------------------------------
                                    PURCHASES                     PURCHASES
     FUND                               (000)    SALES (000)          (000)      SALES (000)
     ---------------------------------------------------------------------------------------
     Core Bond Fund                  $834,399       $818,156       $337,528         $385,529
     Corporate Bond Fund                9,221         10,469        104,906           84,441
     High Income Bond Fund            118,993        101,345         40,493           70,324
     Intermediate
       Government Bond Fund           152,641        214,035             --               --
     Intermediate Term Bond Fund      649,340        654,630        624,432          270,862
     Short Term Bond Fund             170,189         82,417        267,862           79,707
     U.S. Government Mortgage Fund    187,470        159,267          7,927            6,008

     At March 31, 2003, the total cost of securities for federal income tax purposes and the related aggregate gross unrealized appreciation and depreciation for securities held by the Funds is as follows:

                                       AGGREGATE         AGGREGATE                          FEDERAL
                                           GROSS             GROSS                           INCOME
                                    APPRECIATION      DEPRECIATION                         TAX COST
     FUND                                  (000)             (000)       NET (000)            (000)
     ----------------------------------------------------------------------------------------------
     Core Bond Fund                      $68,720           $(9,738)        $58,982       $2,536,210
     Corporate Bond Fund                  12,302            (7,018)          5,284          258,782
     High Income Bond Fund                10,523            (7,734)          2,789          214,225
     Intermediate
      Government Bond Fund                26,206              (135)         26,071          432,537
     Intermediate Term Bond Fund          40,158            (3,830)         36,328        1,311,958
     Short Term Bond Fund                 16,798            (1,450)         15,348          916,458
     U.S. Government Mortgage Fund         6,101              (187)          5,914          305,826


6 >  CONCENTRATION OF RISKS

     The High Income Bond Fund is subject to special risks associated with investing in foreign securities and to a decline in net asset value resulting from changes in exchange rates between the United States dollar and foreign currencies. The High Income Bond Fund is also subject to risks associated with investing in securities issued by issuers in emerging market countries. Because of the special risks associated with foreign investing, the High Income Bond Fund may be subject to greater volatility than most mutual funds which invest primarily in domestic securities.

     The High Income Bond Fund invests in lower-rated (i.e., rated Ba or lower by Moody's or BB or lower by Standard & Poor's) corporate and foreign debt obligations, which are commonly referred to as "junk bonds". Lower-rated securities will usually offer higher yields than higher-rated securities. However, there is more risk associated with these investments. These lower-rated bonds may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. Lower-rated securities tend to have more price volatility and carry more risk to principal than higher-rated securities.

     The rating of long-term securities as a percentage of total value of investments at the semiannual period ended March 31, 2003, is as follows:

     STANDARD & POOR'S/                        HIGH INCOME BOND
     MOODY'S RATINGS                                       FUND
     ----------------------------------------------------------
     AAA/Aaa                                                  5%
     A/A                                                      1
     BBB/Baa                                                  6
     BB/Ba                                                   40
     B/B                                                     38
     CCC/Caa                                                  9
     C                                                        1
     ----------------------------------------------------------
                                                            100%

     Securities rated by only one agency are shown in that category. Securities rated by both agencies are shown with their highest rating.

7 >  Fund Mergers

     On October 25, 2002, the Core Bond Fund acquired substantially all of the assets of the Common Income Common Trust Fund (KS) (sponsored by U.S. Bank) in exchange for Class Y shares of the Core Bond Fund. In addition, the First American Intermediate Government Bond Fund shell portfolio acquired substantially all of the assets of the U.S. Government Bond Common Trust Fund (sponsored by U.S. Bank) in exchange for Class Y shares of the Intermediate Government Bond Fund. The following table illustrates the specifics of the of the common trust fund conversions into the Core Bond Fund and the Intermediate Government Bond Fund included in this semiannual report:

                                                               ACQUIRED   SHARES ISSUED TO    ACQUIRING
                                                              FUNDS NET    SHAREHOLDERS OF         FUND     COMBINED
                                                                 ASSETS      ACQUIRED FUND   NET ASSETS   NET ASSETS      TAX STATUS
ACQUIRED FUND                  ACQUIRING FUND                     (000)              (000)        (000)        (000)     OF TRANSFER
------------------------------------------------------------------------------------------------------------------------------------
Common Income Trust Fund       Core Bond Fund - Class Y        $ 13,076 (1)          1,176   $1,318,694   $1,331,770     Non-taxable
U.S. Government Bond Common    Intermediate Government
   Trust Fund                    Bond Fund - Class Y (2)        520,605             52,061           --      520,605     Non-taxable

(1)  Includes unrealized appreciation of $794,486.

(2)  Shell portfolio

     On March 13, 2003, shareholders of FAIF approved the Agreement and Plan of Reorganization, recommended by the Funds' board of directors, providing for the reorganization of several First American Funds into other existing First American Funds. On March 14, 2003, Bond IMMDEXTM Fund merged into Core Bond Fund and High Yield Bond Fund merged into High Income Bond Fund. The following table illustrates the specifics of the mergers of the Funds included in this semiannual report:

                                                               ACQUIRED   SHARES ISSUED TO     ACQUIRING
                                                              FUNDS NET    SHAREHOLDERS OF           FUND     COMBINED
                                                                 ASSETS      ACQUIRED FUND     NET ASSETS   NET ASSETS   TAX STATUS
ACQUIRED FUND                 ACQUIRING FUND                      (000)              (000)          (000)        (000)  OF TRANSFER
-----------------------------------------------------------------------------------------------------------------------------------
Bond IMMDEX(TM) Fund          Core Bond Fund (1)         $1,094,825 (2)                        $1,339,160   $2,433,985  Non-taxable
   Class A                                                                           7,465
   Class B                                                                           1,319
   Class C                                                                             493
   Class S                                                                           2,613
   Class Y                                                                          83,108
High Yield Bond Fund          High Income Bond Fund (1)      71,489 (3)                           156,457      227,946  Non-taxable
   Class A                                                                           2,765
   Class B                                                                             227
   Class C                                                                           1,155
   Class S                                                                              28
   Class Y                                                                           4,283

(1)  Accounting survivor.

(2)  Includes unrealized appreciation in the amount $17,432.

(3) Includes capital loss carryovers and unrealized depreciation in the amount of $30 and $357, respectively.

Board of Directors First American Investment Funds, Inc.

ROGER GIBSON
Director of First American Investment Funds, Inc.
Vice President, Cargo-United Airlines

LEONARD KEDROWSKI
Director of First American Investment Funds, Inc.
Owner and President of Executive and Management Consulting, Inc.

JOHN MURPHY JR.
Director of First American Investment Funds, Inc.
Retired; former Executive Vice President of U.S. Bancorp

RICHARD RIEDERER
Director of First American Investment Funds, Inc.
Retired; former President and Chief Executive Officer of Weirton Steel

JOSEPH STRAUSS
Director of First American Investment Funds, Inc.
Former Chairperson of First American Investment Funds, Inc.
Owner and President of Strauss Management Company

VIRGINIA STRINGER
Chairperson of First American Investment Funds, Inc.
Owner and President of Strategic Management Resources, Inc.

JAMES WADE
Director of First American Investment Funds, Inc.
Owner and President of Jim Wade Homes

[FIRST AMERICAN FUNDS(TM) LOGO]

DIRECT FUND CORRESPONDENCE TO:

FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are submitted for the general information of the shareholders of the corporation and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice. Further, there is no assurance that certain securities will remain in or out of each fund's portfolio.

This material must be preceded or accompanied by a current prospectus, which contains more complete information about First American Funds, including risks, fees, and expenses. Please contact your investment professional, call First American Funds Investor Services at 800.677.FUND, or visit firstamericanfunds.com for additional information about First American Funds.

Past performance does not guarantee future results. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR
     U.S. BANCORP ASSET MANAGEMENT, INC.
     800 Nicollet Mall
     Minneapolis, Minnesota 55402

CO-ADMINISTRATORS
     U.S. BANCORP ASSET MANAGEMENT, INC.
     800 Nicollet Mall
     Minneapolis, Minnesota 55402

     U.S. BANCORP FUND SERVICES, LLC
     615 East Michigan Street
     Milwaukee, Wisconsin 53202

CUSTODIAN
     U.S. BANK NATIONAL ASSOCIATION
     180 East Fifth Street
     St. Paul, Minnesota 55101

DISTRIBUTOR
     QUASAR DISTRIBUTORS, LLC
     615 East Michigan Street, 2nd floor
     Milwaukee, Wisconsin 53202

INDEPENDENT AUDITORS
     ERNST & YOUNG LLP
     220 South Sixth Street
     Suite 1400
     Minneapolis, Minnesota 55402

COUNSEL
     DORSEY & WHITNEY LLP
     50 South Sixth Street
     Suite 1500
     Minneapolis, Minnesota 55402


FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Funds Investor Services at 800.677.FUND. Visit us at firstamericanfunds.com.

2053-03       5/2003     SAR-BOND

Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request-- N/A (not answered until July 15, 2003 and only annually for funds)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. - N/A (not answered until July 15, 2003 and only annually for funds)

Item 4 - Disclose annually only (not answered until December 15, 2003)

     (a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

     (b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

     (c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

     (d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
          (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

     (e)(2) Disclose the percentage of services described in each of paragraphs
          (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

     (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

     (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Items 5-6 - Reserved

Item 7 - For closed - end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A.

Item 8 -- Reserved

Item 9(a)- Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph. N/A.

Item 9(b)-- Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses. N/A

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications (4 in total pursuant to Sections 302 and 906 for CEO/CFO). Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Investment Funds, Inc.

By  /s/ Thomas S. Schreier, Jr.
    ----------------------------
       Thomas S. Schreier, Jr.
        President

Date: May ____, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Thomas S. Schreier, Jr.
    ----------------------------
       Thomas S. Schreier, Jr.
        President

Date:  May ____, 2003

By  /s/ Robert H. Nelson
    ---------------------
       Robert H. Nelson
       Treasurer

Date:  May ____, 2003